UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05309

First American Investment Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 10/31/07

Date of reporting period: 01/31/07

Schedule of Investments January 31, 2007 (unaudited), all dollars are rounded to thousands (000)
Real Estate Securities Fund
DESCRIPTION	SHARES	VALUE +

Real Estate Common Stock (a) - 99.2%
Apartments - 17.3%
American Campus Communities (b) (c)	50,459	$1,608
Archstone-Smith Trust (b) (c)	660,231	41,733
Avalonbay Communities (b) (c)	230,432	34,187
BRE Properties (b) (c)	80,519	5,589
Camden Property Trust (b) (c)	301,434	23,633
Equity Residential Properties Trust (b) (c)	790,997	44,517
Essex Property Trust (b) (c)	69,658	10,055
Mid-America Apartment Communities (b) (c)	380,627	22,883
United Dominion Realty Trust (b) (c)	333,126	10,923
		195,128
Community Centers - 12.3%
Acadia Realty Trust (b)	689,372	17,710
Agree Realty (b)	81,443	2,928
Developers Diversified Realty (b) (c)	387,474	26,007
Equity One (b) (c)	456,775	12,671
Federal Realty Investment Trust (b) (c)	84,621	7,905
Kimco Realty (b) (c)	412,350	20,453
Kite Realty Group Trust (b)	279,751	5,455
New Plan Excel Realty Trust (b) (c)	253,179	7,373
Regency Centers (b) (c)	280,181	24,404
Saul Centers (b) (c)	74,819	4,034
Weingarten Realty Investors (b)	202,917	10,046
		138,986
Diversified - 7.3%
Colonial Properties Trust (b)	55,044	2,705
Florida East Coast Industries (c)	214,880	13,022
Forest City Enterprises, Class A (c)	87,894	5,313
Vornado Realty Trust (b) (c)	488,759	59,800
Washington Real Estate Investment Trust (b) (c)	39,384	1,684
		82,524
Healthcare - 6.8%
Brookdale Senior Living (c)	260,733	12,515
Capital Senior Living (c) (d)	660,213	7,025
Health Care Property Investors (b) (c)	259,897	10,721
Health Care REIT (b) (c)	259,220	12,134
Healthcare Realty Trust (b) (c)	203,157	8,610
LTC Properties (b)	22,301	629
Manor Care (c)	152,579	8,123
Nationwide Health Properties (b)	67,350	2,244
Universal Health Realty Income Trust (b)	54,799	2,216
Ventas (b) (c)	268,744	12,429
		76,646
Hotels - 7.1%
Equity Inns (b) (c)	441,253	7,281
Host Marriott (b) (c)	1,447,001	38,302
LaSalle Hotel Properties (b)	85,697	4,080
Starwood Hotels & Resorts Worldwide	308,690	19,318
Sunstone Hotel Investors (b) (c)	401,648	11,362
		80,343
Industrials - 9.3%
AMB Property (b) (c)	263,717	16,047
EastGroup Properties (b) (c)	317,244	17,366
First Potomac Realty Trust (b) (c)	494,748	14,857
Prologis (b)	876,382	56,965
		105,235
Malls - 11.6%
General Growth Properties (b) (c)	504,275	31,023
Macerich (b) (c)	258,122	24,658
Simon Property Group (b) (c)	658,471	75,323
		131,004
Manufactured Homes - 0.6%
American Land Lease (b)	58,098	1,607
Equity Lifestyle Properties (b) (c)	95,171	5,256
		6,863
Mortgage REIT - 1.2%
Anthracite Capital (b)	65,963	901
CBRE Realty Finance (b)	229,947	3,799
iStar Financial (b) (c)	179,374	8,996
		13,696
Net Lease - 1.9%
National Retail Properties (b) (c)	642,999	15,271
Realty Income (b) (c)	194,838	5,608
		20,879
Office - 17.7%
Alexandria Real Estate Equities (b) (c)	26,432	2,864
BioMed Realty Trust (b) (c)	530,500	15,825
Boston Properties (b) (c)	352,173	44,406
Brookfield Asset Management (c)	107,602	5,269
Brookfield Properties	412,930	19,218
Cogdell Spencer (b)	298,745	6,734
Corporate Office Properties Trust (b) (c)	115,206	6,138
Douglas Emmett (b) (c)	591,518	16,184
Duke Realty (b)	103,216	4,554
Equity Office Properties Trust (b) (c)	157,864	8,769
Highwoods Properties (b) (c)	69,796	3,050
Kilroy Realty (b) (c)	104,514	9,076
Liberty Property Trust (b) (c)	196,808	10,183
Maguire Properties (b) (c)	76,996	3,345
PS Business Parks (b)	30,898	2,324
SL Green Realty (b) (c)	284,466	41,697
		199,636
Real Estate Service Providers - 0.8%
FirstService (d)	90,378	2,270
HFF, Inc. (d)	386,903	7,235
		9,505
Self Storage - 5.1%
Extra Space Storage (b)	158,550	3,130
Public Storage (b) (c)	335,650	36,505
Sovran Self Storage (b) (c)	231,628	13,898
U-Store-It Trust (b) (c)	201,021	4,416
		57,949
Specialty - 0.2%
Vail Resorts (c) (d)	56,432	2,610

Total Real Estate Common Stock
(Cost $797,797)		1,121,004

Private Real Estate Companies - 0.0%
Beacon Capital (d) (e) (f)	33,750	34
Newcastle Investment Holdings (d) (e) (f)	35,000	229
Total Private Real Estate Companies
(Cost $588)		263

Short-Term Investment - 1.8%
First American Prime Obligations Fund, Class Z (g)
(Cost $19,906)	19,906,422	19,906

Investment Purchased with Proceeds from Securities Lending - 47.8%
Mount Vernon Securities Lending Prime Portfolio (g) (h)
(Cost $540,629)	540,629,171	540,629

Total Investments - 148.8%
(Cost $1,358,920)		1,681,802
Other Assets and Liabilities, Net - (48.8)%		(551,595)
Total Net Assets - 100.0%		$1,130,207

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2007, the fund held fair valued securities disclosed in footnote (f).
(a)	The fund is primarily invested in the Real Estate sector and therefore is subject to additional risks.
(b)	Real Estate Investment Trust. As of January 31, 2007, the market value of these investments was $1,019,086, or 90.2% of total net assets.
(c)	This security or a portion of this security is out on loan at January 31, 2007. Total loaned securities had a market value of $529,683 at January 31, 2007.
(d)	Non-income producing security.
(e)	Security is considered illiquid or restricted. As of January 31, 2007, the value of these investments was $263 or 0.0% of total net assets.
(f)	Security is fair valued. As of January 31, 2007, the value of these investments was $263 or 0.0% of total net assets.
(g)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(h)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested as noted in the schedule above.

REIT - Real Estate Investment Trust

Schedule of Investments January 31, 2007 (unaudited), all dollars rounded to thousands (000)
International Fund
DESCRIPTION	SHARES	VALUE+

Common Stocks - 99.6%
Australia - 1.2%
BHP Billiton (a)	1,052,000	$21,546

Belgium - 1.8%
Dexia	630,000	18,738
Fortis	340,800	14,357
		33,095
Brazil - 2.2%
Companhia Vale do Rio Doce - ADR (a)	731,062	24,805
Petroleo Brasileiro - ADR	152,125	14,951
		39,756
Finland - 1.4%
Nokia Oyj	1,104,770	24,436

France - 14.5%
Accor (a)	182,000	15,142
Axa (a)	765,632	32,468
BNP Paribas (a)	272,089	30,473
Compagnie de Saint-Gobain (a)	355,000	33,654
Imerys (a) (b)	189,400	17,994
Lafarge (a)	166,700	25,611
Pernod-Ricard (a)	46,900	9,630
Sanofi-Aventis (a)	304,700	26,852
Total (a) (b)	982,260	66,766
		258,590
Germany - 4.3%
BASF	140,000	13,536
Bayerische Motoren Werke (BMW)	121,500	7,441
Deutsche Post	600,000	18,513
Linde	6,810	733
SAP	269,000	12,482
Siemens (a)	211,000	23,342
		76,047
Great Britain - 20.7%
Barclays	2,345,000	34,215
BG Group	1,284,965	16,976
BHP Billiton	274,000	5,160
British Land	470,000	14,559
Burberry Group	714,900	9,295
Centrica (b)	2,130,542	15,601
GlaxoSmithKline	1,525,000	41,178
Kingfisher	3,560,521	16,777
Morrison Supermarket	3,747,700	20,829
Royal Bank of Scotland	362,600	14,607
Smith & Nephew	1,781,163	20,069
Standard Chartered	913,000	26,340
Tesco	4,808,800	39,627
Vodafone (b)	14,250,325	41,699
Wolseley	1,150,000	30,057
WPP Group (b)	1,585,503	23,354
		370,343
Hong Kong - 4.4%
Esprit Holdings	2,075,500	21,110
HSBC (a)	3,145,600	57,451
		78,561
Ireland - 0.8%
Bank of Ireland	650,000	14,577

Italy - 5.9%
Banca Intesa	2,083,000	15,747
Eni	1,655,800	53,367
Mediaset (a)	802,400	9,705
Unicredito Italiano (a)	2,803,900	26,047
		104,866
Japan - 21.9%
Astellas Pharma	446,700	19,062
The Bank of Yokohama	1,783,000	14,472
Canon	393,300	20,756
Credit Saison (a)	306,900	11,072
Daikin Industries (a)	430,000	14,268
Hirose Electric (a)	78,000	9,282
Honda Motor	253,900	9,978
Hoya (a)	547,700	19,962
Mitsubishi UFJ Financial Group	2,651	32,167
Mitsubishi	1,083,500	22,023
Mitsui Fudosan	754,000	19,646
Mizuho Financial Group	2,622	18,973
Nidec Corporation (a)	185,700	13,134
Nikko Cordial	900,000	8,876
Nippon Oil	925	6
Nissan Motor	738,500	9,238
Nitto Denko (a)	290,200	14,283
Nomura Holdings	512,800	10,495
Secom	115,000	5,697
Seven & I Holdings (b)	545,600	16,428
Shin-Etsu Chemical	253,000	16,501
SMC	110,400	15,805
Sony	389,300	17,981
Sumitomo Mitsui Financial Group (a)	2,552	26,081
Sumitomo	1,639,000	25,509
		391,695
Mexico - 0.4%
Fomento Economico Mexicano - ADR	63,400	7,612

Netherlands - 4.1%
ING Group	474,900	20,865
Philips Electronics	447,000	17,470
Reed Elsevier	952,124	16,711
Wolters Kluwer	589,700	17,725
		72,771
South Korea - 0.7%
Samsung Electronics	20,830	12,899

Spain - 2.3%
Altadis (a)	270,000	14,523
Banco Bilbano Vizcaya Argentaria (a)	1,031,100	25,779
		40,302
Sweden - 1.5%
Ericsson	6,546,500	26,051

Switzerland - 11.5%
Adecco (a)	247,600	15,953
Holcim	250,000	24,856
Nestle	90,560	33,275
Novartis	550,100	31,717
Roche	183,600	34,581
UBS (b)	721,700	45,367
Zurich Financial Services	71,800	19,395
		205,144
Total Common Stocks
(Cost $1,268,680)		1,778,291

Short Term Investment - 0.8%
State Street GA Prime Fund
(Cost $14,223)	14,223,420	14,223
Investment Purchased with Proceeds from Securities Lending (c) - 21.5%
State Street Navigator Prime Fund
(Cost $383,099)	383,099,053	383,099
Total Investments - 121.9%
(Cost $1,666,002)		2,175,613
Other Assets and Liabilities, Net - (21.9)%		(390,536)
Total Net Assets - 100.0%		$1,785,077

+	The fair values of securities are determined on each business day by an independent third party based on factors such as price changes for futures contracts, sector indices, American Depository Receipts, and currency exchange rates that occur between the close of the local market and the close of the New York Stock Exchange. The use of daily fair value pricing may cause the net asset value of its shares to differ significantly from the net asset value that would be determined without fair value pricing.
(a)	This security or a portion of this security is out on loan at January 31, 2007. Total loaned securities had a market value of $375,920 at
January 31, 2007.
(b)	Non-income producing security.
(c)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested as noted in the schedule above.

ADR - American Depository Receipt

At January 31, 2007, sector diversification of the fund was as follows:
	% of
	Net Assets	Value
Foreign Common Stock
Financials*	31.0%	$552,767.00
Industrials	15.2	271,587.00
Consumer Discretionary	10.3	185,001.00
Healthcare	9.7	173,459.00
Materials	9.3	165,025.00
Information Technology	7.8	139,002.00
Consumer Staples	7.0	125,496.00
Energy	5.7	100,901.00
Telecommunication Services	2.3	41,699.00
Utilities	1.3	23,354.00
Total Foreign Common Stock	99.6	1,778,291
Total Short Term Investments	0.8	14,223
Total Investments Purchased with Proceeds from Securities Lending	21.5	383,099
Total Investments	121.9	2,175,613
Other Assets and Liabilities, Net	(21.9)	(390,536)
Net Assets	100%	1,785,077

* The fund is significantly invested in this sector and therefore is subject to additional risks.

Schedule of Investments January 31, 2007 (unaudited), all dollars are rounded to thousands (000)
International Select Fund
DESCRIPTION	SHARES	VALUE +

Common Stocks - 88.7%
Argentina - 0.2%
Banco Macro, ADR	4,300	$142

Australia - 1.6%
National Australia Bank	8,420	265
Rio Tinto	9,726	585
Woodside Petroleum	21,574	632
		1,482
Austria - 0.8%
Erste Bank der Oesterreichischen Sparkassen	9,626	752

Bahrain - 0.1%
Investcorp Bank, ADR (a)	4,400	104

Belgium - 0.4%
Interbrew	5,712	368

Bermuda - 0.5%
Aquarius Platinum	12,500	328
Credicorp	3,200	135
		463
Brazil - 3.6%
AES Tiete	5,200,000	157
Aracruz Celulose, ADR	585	32
Bradespar (a)	7,900	211
Brasil Telecom, ADR	5,800	245
Cia de Concessoes Rodoviarias	7,300	96
Cia Vale do Rio Doce	20,700	585
Iochpe Maxion (a)	10,400	85
Klabin	75,400	181
Petroleo Brasileiro, ADR	8,100	796
Souza Cruz	9,900	186
Tele Norte Leste, ADR	2,140	29
Telekomunikasi Indonesia, ADR	4,000	168
Telemar Norte Lest (a)	17,300	352
Ultrapar, ADR	5,300	127
		3,250
Canada - 1.7%
Cameco	14,491	552
Manulife Financial	17,200	580
Suncor Energy	5,270	392
		1,524
China - 1.1%
China Petroleum & Chemical	472,000	394
Focus Media Holdings, ADR (a)	1,032	86
Foxconn International Holdings (a)	159,000	476
		956
Denmark - 0.7%
Vestas Wind System (a)	14,000	622

Egypt - 0.8%
Eastern Tobacco	2,792	157
Orascom Construction Industries (a)	7,072	322
Orascom Telecom Holdings (a)	4,000	276
		755
Finland - 1.2%
Nokia Oyj	19,700	436
Nokian Renkaat Oyj (a)	18,000	357
Stora Enso, ADR	19,140	320
		1,113
France - 5.3%
BNP Paribas	3,570	400
Electricite de France (a)	5,489	383
Iliad	5,231	515
Lafarge	1,140	175
L'oreal	4,910	519
LVMH Moet Hennessy Louis Vuitton	3,513	372
Sanofi-Aventis	5,320	469
Schneider Electric	1,210	147
Thales	7,310	386
Total, ADR	10,890	740
Vivendi Universal	16,780	693
		4,799
Germany - 4.9%
Adidas	7,355	354
Allianz	4,250	852
BASF	1,820	176
Deutsche Telekom	17,730	313
Henkel KGAA	2,670	419
Metro	10,970	755
RWE	3,623	380
SAP, ADR	6,800	315
Siemens	3,410	377
Wachker Chemie (a)	2,744	445
		4,386
Great Britain - 14.0%
Alliance Boots (a)	18,980	302
Arm Holdings	193,985	465
Autonomy (a)	17,680	207
BAE Systems	33,040	272
Barclays	43,000	627
BP, ADR	8,700	552
British Sky Broadcasting Group	43,845	474
Cadbury Schweppes	76,110	863
Carnival	6,697	365
Diageo	43,090	841
GlaxoSmithKline	29,740	803
HBOS	19,300	422
Kingfisher	139,570	658
Michael Page International	53,025	500
Prudential	52,360	709
Reckitt Benckiser	8,000	386
Royal Bank of Scotland	20,610	830
Scottish & Southern Energy	9,630	284
Smith & Nephew	37,656	424
Standard Chartered	11,640	336
Tesco	47,900	395
Vodafone Group, ADR	32,580	958
WPP Group (a)	64,270	947
		12,620
Greece - 0.5%
National Bank of Greece, ADR	46,041	481

Hong Kong - 1.4%
Cheung Kong Holdings	21,000	277
China Netcom Group (a)	50,000	125
CNOOC, ADR	2,400	206
Esprit Holdings	61,000	621
		1,229
Hungary - 0.4%
Gedeon Richter	800	162
Mol Hungarian Oil	1,500	156
		318
India - 1.1%
HDFC Bank, ADR	6,000	458
Infosys Technologies, ADR	8,900	516
		974
Indonesia - 0.4%
Bank Mandiri Persero	735,000	209
United Tractors	184,500	137
		346
Ireland - 0.5%
Anglo Irish Bank (a)	20,200	410

Israel - 1.0%
Bank Hapoalim B.M.	70,400	330
Icl-israel Chem	24,600	152
Teva Pharmaceutical Industries, ADR	12,900	453
		935
Italy - 5.3%
Alleanza Assicurazioni	33,660	446
Ansaldo STS (a)	32,220	375
Arnoldo Mondadori Editore	37,960	421
Banco Popolare di Verona e Novara	8,100	255
Eni	16,060	518
Mediaset	46,990	568
Saipem	24,372	602
Telecom Italia	191,950	482
Unicredito Italiano	117,550	1,092
		4,759
Japan - 13.1%
Astellas Pharma	10,300	440
Daiwa House Industry	17,000	289
Daiwa Securities Group	32,000	394
Denso	9,300	374
Fuji Television Network	195	441
The Joyo Bank	85,812	513
Kose	7,800	227
Mitsubishi Estate	7,000	201
Mitsui-Soko	41,300	269
NGK Insulators	39,000	592
Nidec	6,700	474
Nipponkoa Insurance	86,000	708
Nitto Denko	9,400	463
Nomura Holdings	17,200	352
ORIX	1,980	571
Ricoh	16,000	350
Seven & I Holdings (a)	20,990	632
Sharp	20,000	342
SMC	3,600	515
Sumitomo Bakelite	49,157	348
Sumitomo Forestry	21,618	241
Sumitomo Mitsui Financial Group	46	470
Sumitomo Trust & Banking	62,000	667
Suzuki Motor	12,800	369
Takefuji	7,790	314
Toyota Motor	5,600	369
West Japan Railway	120	536
Yamada Denki	4,300	358
		11,819
Kazakhstan - 0.2%
Kazmunaigas Exploration (a)	8,100	161

Luxembourg - 0.6%
Millicom International Cellular, ADR (a)	8,500	565

Mexico - 1.6%
Cemex, ADR (a)	11,600	410
Desarrolladora Homex, ADR (a)	2,500	149
Grupo Mexico	32,800	135
Grupo Televisa, ADR	8,100	239
Kimberly-Clark de Mexico	40,300	173
Wal Mart de Mexico, ADR	8,600	379
		1,485
Netherlands - 2.5%
Heineken	8,640	438
ING Group	14,550	639
Koninklijke Philips Electronics, ADR	11,527	452
Philips Electronics	8,420	329
Unilever NV CVA (a)	14,040	375
		2,233
Philippines - 0.3%
Philippine Long Distance Telephone, ADR	5,200	274

Portugal - 0.3%
Energias de Portugal, ADR	5,350	268

Russia - 0.6%
Evraz Group (a)	5,600	156
Mobile Telesystems, ADR (a)	7,200	390
		546
Singapore - 1.1%
DBS Group Holdings	41,000	589
Keppel	37,000	433
		1,022
South Africa - 1.7%
Edgars Consolidated Stores (a)	52,500	295
Imperial Holdings (a)	11,800	263
Kumba Iron Ore (a)	14,500	238
Murray & Roberts Holdings (a)	22,200	146
Sanlam (a)	26,700	69
Steinhoff International Holdings	73,800	256
Truworths International	46,900	224
		1,491
South Korea - 5.0%
Hite Brewery (a)	771	97
Hyundai Motor, ADR (a)	23,868	735
Kangwon Land (a)	12,210	261
Kookmin Bank, ADR (a)	11,570	920
KT, ADR (a)	5,100	118
LG Electronics, ADR (a)	8,448	139
Lotte Shopping, ADR (a)	12,400	241
Samsung Electronics, ADR (a)	4,431	1,359
Shinhan Financial Group, ADR (a)	4,700	489
SK (a)	2,080	160
		4,519
Spain - 2.1%
Banco Bilbano Vizcaya Argentaria	28,600	715
Banco Santander Central Hispano	24,615	468
Telefonica	30,514	669
		1,852
Sweden - 1.7%
Ericsson	183,690	731
Nordea Bank	26,490	415
Oriflame Cosmetics (a)	9,400	383
		1,529
Switzerland - 6.8%
ABB	27,230	485
Clariant	36,720	632
Credit Suisse Group	5,489	389
Holcim	5,710	568
Nestle	3,490	1,282
Novartis	16,134	930
Roche	3,510	661
Syngenta	2,536	470
Synthes (a)	2,854	360
UBS (a)	5,490	345
		6,122
Taiwan - 2.5%
Advantech	43,000	136
Chinatrust Financial Holdings	360,000	303
Chunghwa Telecom Company, ADR	1,400	29
Fubon Financial Hl	248,000	227
Hon Hai Precision Industry	45,000	309
Novatek Microelectronics	37,000	184
Taiwan Semiconductor Manufacturing, ADR	192,400	755
United Microelectronics, ADR	95,330	338
		2,281
Thailand - 0.5%
Bangkok Bank	62,400	203
Kasikornbank	108,800	197
Thai Union Frozen Products	94,600	63
		463
Turkey - 0.6%
Enka Insaat Ve Sanayi (a)	800	9
Turkcell Iletisim Hizmet, ADR	34,600	500
		509
Total Common Stocks
(Cost $78,711)		79,927

Investment Company - 0.3%
iShares MSCI EAFE Index Fund	3,675	273
Total Investment Company
(Cost $271)

Short-Term Investments - 16.6%
Money Market Fund - 16.3%
State Street GA Prime Fund	14,657,060	14,657

U.S. Treasury Obligation - 0.3%	PAR
U.S. Treasury Bill
4.854%, 03/01/2007 (b)	$250	249
Total Short-Term Investments
(Cost $14,906)		14,906

Total Investments - 105.6%
(Cost $93,888)		95,106
Other Assets and Liabilities, Net - (5.6)%		(5,061)
Total Net Assets - 100.0%		$90,045

+	The fair values of securities are determined on each business day by an independent third party based on factors such as price changes for futures contracts, sector indices, American Depository Receipts, and currency exchange rates that occur between the close of the local market and the close of the New York Stock Exchange.  The use of daily fair value pricing may cause the net asset value of its shares to differ significantly from the net asset value that would be determined without fair value pricing.

(a)	Non-income producing security
(b)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of January 31, 2007.
ADR - American Depository Receipt

Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Purchased	Value	Month	Appreciation

Emini MSCI EAFE Index Futures	60	$6,368	March 2007	$ 72

At January 31, 2007, sector diversification of the fund was as follows:
	% of
	Net Assets	Value
Foreign Common Stock
Financials	22.3%	$20,481
Consumer Discretionary	13.2	11,828
Consumer Staples	9.6	8,608
Information Technology	8.4	7,566
Materials	7.6	6,951
Industrials	7.6	6,724
Telecommunication Services	6.3	5,578
Energy	5.7	5,090
Healthcare	5.3	4,702
Utilities	2.7	2,399
Total Foreign Common Stock	88.7	79,927
Total Investment Company	0.3	273
Total Short-Term Investments	16.6	14,906
Total Investments	105.6	95,106
Other Assets and Liabilities, Net	(5.6)	(5,061)
Net Assets	100.0%	$90,045

	Schedule of Investments January 31, 2007 (unaudited), all dollars are rounded to thousands (000)
	Small Cap Growth Opportunities Fund
	DESCRIPTION	SHARES	VALUE +

	Common Stocks - 96.2%
	Consumer Discretionary - 13.1%
	Carrols Restaurant Group (a)	275,412	$3,971
	Citi Trends (a) (b)	89,895	3,543
	Conn's (a) (b)	294,865	6,921
	Cosi (a) (b)	703,770	4,525
	New York & Company (a)	396,505	5,793
	Oxford Industries (b)	54,061	2,584
	Ruth's Chris Steak House (a)	277,662	5,964
	Scientific Games, Class A (a) (b)	104,702	3,250
	Texas Roadhouse, Class A (a) (b)	364,139	4,930
			41,481
	Consumer Staples - 2.3%
	Central Garden & Pet (a) (b)	73,746	3,303
	Pantry (a)	80,913	3,949
			7,252

	Energy - 7.2%
	Arena Resources (a) (b)	87,249	3,718
	Atwood Oceanics (a) (b)	34,034	1,646
	Ember Resources (a)	1,490,456	3,445
	Goodrich Petroleum (a) (b)	63,089	2,304
	Horizon Offshore (a)	142,644	2,396
	Oceaneering International (a)	65,699	2,593
	Parallel Petroleum (a) (b)	233,304	4,589
	Superior Energy Services (a)	62,886	1,907
			22,598

	Financials - 8.5%
	Corporate Office Properties Trust - REIT (b)	51,633	2,751
	First Mercury Financial (a)	113,944	2,495
	First Potomac Realty Trust - REIT (b)	119,974	3,603
	Prosperity Bancshares (b)	83,252	2,914
	Sunstone Hotel Investors - REIT (b)	119,120	3,370
	SVB Financial (a) (b)	98,386	4,589
	United Community Banks (b)	99,720	3,257
	Waddell & Reed Financial, Class A (b)	154,336	3,962
			26,941

	Healthcare - 18.7%
	American Medical Systems (a) (b)	304,779	6,065
	ArthroCare (a) (b)	116,614	4,303
	BioMarin Pharmaceutical (a) (b)	228,377	4,326
	Durect (a) (b)	569,333	2,516
	ev3 (a) (b)	214,132	3,944
	Horizon Health (a) (b)	130,134	2,561
	Human Genome Sciences (a) (b)	321,562	3,788
	Integra LifeSciences (a) (b)	112,566	4,846
	Keryx Biopharmaceuticals (a) (b)	208,602	2,380
	Kyphon (a) (b)	67,065	3,138
	Myriad Genetics (a) (b)	109,220	3,904
	Pediatrix Medical Group (a)	102,853	5,404
	Salix Pharmaceuticals (a) (b)	291,015	4,132
	Techne (a)	39,433	2,289
	TriZetto Group (a) (b)	263,914	5,474
			59,070

	Industrials - 17.5%
	Advisory Board (a) (b)	61,298	3,452
	AMETEK	100,329	3,477
	BE Aerospace (a) (b)	161,305	4,804
	DRS Technologies (b)	95,143	5,271
	ESCO Technologies (a) (b)	108,292	5,173
	Forward Air (b)	102,236	3,208
	Genlyte Group (a) (b)	32,109	2,433
	McGrath Rentcorp	132,641	4,063
	Mobile Mini (a)	116,373	3,094
	Mueller Water Products, Class A	277,906	3,821
	Navigant Consulting (a) (b)	250,365	5,203
	RBC Bearings (a)	134,934	4,140
	Resources Connection (a)	122,239	3,838
	WESCO International (a) (b)	57,218	3,474
			55,451

	Information Technology (c) - 28.9%
	aQuantive (a) (b)	160,183	4,293
	ATMI (a) (b)	83,776	2,802
	AudioCodes (a) (b)	396,588	3,926
	Avocent (a) (b)	182,897	6,317
	Cymer (a) (b)	73,336	3,097
	Emulex (a) (b)	490,471	8,706
	Forrester Research (a)	110,463	3,111
	Ixia (a) (b)	538,297	5,087
	Kronos (a) (b)	92,047	3,498
	Lawson Software (a) (b)	572,001	4,296
	Micrel (a)	370,199	3,743
	Microsemi (a) (b)	187,497	3,412
	Occam Networks (a)	180,161	3,151
	Orbotech (a)	189,113	4,527
	PMC-Sierra (a) (b)	762,997	4,807
	Quest Software (a) (b)	345,078	5,152
	RADVision (a)	204,536	3,995
	RightNow Technologies (a) (b)	283,984	4,084
	Semtech (a) (b)	315,927	4,328
	Silicon Motion Technology - ADR (a) (b)	170,415	3,141
	Tridium, Class B, Escrow Shares (a) (d) (e)	278,500	71
	Varian Semiconductor Equipment Associates (a) (b)	51,451	2,117
	VideoPropulsion (a) (d) (e)	784,710	-
	WebEx Communications (a) (b)	97,148	3,602
			91,263
	Total Common Stocks
	(Cost $281,214)		304,056

	Warrants - 0.0%
	Hollis-Eden Pharmaceuticals Warrants (d) (e)	70,545	59
	Kuhlman Company Warrants (d) (e)	281,680	-
	Total Warrants
	(Cost $434)		59

	Short-Term Investment - 1.8%
	First American Prime Obligations Fund, Class Z (f)
	(Cost $5,714)	5,713,884	5,714

	Investment Purchased with Proceeds from Securities Lending (g) - 47.6%
	Mount Vernon Securities Lending Prime Portfolio (f)
	(Cost $150,574)	150,574,086	150,574

	Total Investments -145.6%
	(Cost $437,936)		460,403
	Other Assets and Liabilities, Net - (45.6)%		(144,251)
	Total Net Assets - 100.0%		$316,152

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2007 the fund held fair valued securities disclosed in footnote (e).

(a)	Non-income producing security.
(b)	This security or a portion of this security is out on loan at January 31, 2007. Total loaned securities had a market value of $143,928 at January 31, 2007.
(c)	The fund is significantly invested in this sector and therefore is subject to additional risks.
(d)	Security considered illiquid or restricted. As of January 31, 2007, the market value of these investments was $130 or 0.0% of total net assets.
(e)	Security is fair valued. As of January 31, 2007, the fair value of these investments was $130 or 0.0% of total net assets.
(f)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(g)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested as noted in the schedule above.

	ADR - American Depository Receipt
	REIT - Real Estate Investment Trust

Schedule of Investments January 31, 2007 (unaudited), all dollars are rounded to thousands (000)
Small Cap Select Fund
DESCRIPTION	SHARES	VALUE +

Common Stocks - 95.5%
Consumer Discretionary - 14.8%
Cato, Class A (a)	299,082	$6,750
Cheesecake Factory (a) (b)	91,147	2,518
Children's Place Retail Stores (a) (b)	105,716	5,731
Cosi (a) (b)	1,655,623	10,646
GSI Commerce (a) (b)	474,176	7,724
Hibbett Sporting Goods (b)	150,795	4,842
Interface, Class A (b)	712,724	10,848
Journal Communications, Class A (a)	958,000	12,904
McCormick & Schmick's Seafood Restaurants (b)	207,613	5,222
Nautilus Group (a)	1,518,134	24,761
NutriSystem (a) (b)	256,410	11,295
P.F. Chang's China Bistro (a) (b)	122,392	4,848
Ruth's Chris Steak House (a) (b)	485,399	10,426
Scientific Games, Class A (a) (b)	474,802	14,738
Texas Roadhouse, Class A (a) (b)	629,632	8,525
Tween Brands (a) (b)	185,592	6,345
WCI Communities (a) (b)	317,433	6,873
WMS Industries (b)	122,113	4,843
		159,839
Consumer Staples - 3.5%
Central Garden & Pet (a) (b)	228,997	10,257
Pantry (b)	102,515	5,004
Reddy Ice Holdings	98,969	2,567
Reliv International (a)	580,973	5,734
USANA Health Sciences (a) (b)	260,742	13,840
		37,402
Energy - 5.4%
Arena Resources (a) (b)	148,890	6,344
Brigham Exploration (b)	1,073,640	6,603
Comstock Resources (a) (b)	365,014	11,662
Edge Petroleum (a) (b)	576,972	8,545
Helix Energy Solutions Group (a) (b)	436,439	14,040
St. Mary Land & Exploration (a)	239,472	8,619
W-H Energy Services (a) (b)	47,891	2,173
		57,986
Financials - 18.9%
Affiliated Managers Group (a) (b)	150,901	16,810
BioMed Realty Trust - REIT (a)	334,699	9,984
Columbia Banking System (a)	209,453	7,144
Cullen/Frost Bankers	252,983	13,542
Dime Community Bancshares (a)	485,087	6,515
East West Bancorp (a)	389,284	14,949
First Financial Bankshares (a)	86,112	3,550
First Potomac Realty Trust - REIT (a)	471,166	14,149
First Republic Bank - California (a)	257,426	13,829
Hanmi Financial	170,417	3,490
Independent Bank (a)	192,501	6,191
Investors Financial Services (a)	221,169	10,344
Kite Realty Group Trust - REIT	450,511	8,785
LaSalle Hotel Properties - REIT (a)	153,296	7,298
Maguire Properties - REIT (a)	133,229	5,789
Nara Bancorp (a)	130,865	2,569
Nelnet, Class A (b)	405,478	11,220
Newcastle Investment - REIT	166,945	5,412
Platinum Underwriters Holdings	482,534	14,404
South Financial Group	283,142	7,316
Thomas Weisel Partners Group (a) (b)	548,735	10,947
Umpqua Holdings (a)	264,473	7,524
Winston Hotels - REIT	182,933	2,548
		204,309
Healthcare - 14.2%
Caliper Life Sciences (b)	328,861	1,973
Curis (b)	1,267,090	1,799
Dexcom (a) (b)	429,544	3,823
DJ Orthopedics (a) (b)	246,048	10,186
Exelixis (a) (b)	564,234	5,529
Healthways (a) (b)	150,950	6,855
Human Genome Sciences (a) (b)	413,533	4,871
ICU Medical (a) (b)	321,233	12,673
Immucor (a) (b)	120,087	3,788
ImmunoGen (a) (b)	731,871	3,432
K-V Pharmaceutical, Class A (a) (b)	310,886	7,844
LCA-Vision (a)	148,395	5,746
Magellan Health Services (a) (b)	412,434	16,831
Medarex (a) (b)	377,387	5,083
Merge Technologies (a) (b)	537,135	2,965
Pediatrix Medical Group (b)	476,091	25,014
Quidel (b)	120,348	1,636
Salix Pharmaceuticals (a) (b)	558,733	7,934
Senomyx (a) (b)	341,946	5,000
SonoSite (a) (b)	440,240	14,308
SurModics (a) (b)	187,865	6,756
		154,046

Industrials - 16.2%
Acuity Brands (a)	102,410	5,941
AirTran Holdings (a) (b)	1,436,780	15,905
AMETEK (a)	481,471	16,688
BE Aerospace (a) (b)	361,333	10,761
CRA International (a) (b)	179,695	9,689
Energy Conversion Devices (a) (b)	154,948	5,338
ESCO Technologies (a) (b)	279,157	13,335
Forward Air (a)	328,011	10,293
Labor Ready (b)	554,228	10,408
Lennox International (a)	450,685	13,674
NCI Building Systems (a) (b)	198,450	11,296
PeopleSupport (a) (b)	501,073	11,951
Power-One (a) (b)	1,440,746	10,647
Steelcase, Class A (a)	434,918	8,520
Timken (a)	269,038	7,697
WESCO International (a) (b)	222,850	13,532
		175,675
Information Technology - 18.1%
Advanced Analogic Technologies (a) (b)	926,600	5,254
aQuantive (a) (b)	504,454	13,519
BISYS Group (b)	1,583,137	20,217
Cogent (a) (b)	248,133	2,618
Entegris (a) (b)	1,382,455	14,834
F5 Networks (a) (b)	86,206	6,159
Harmonic (a) (b)	238,648	2,159
Harris Stratex Networks, Class A (a) (b)	499,305	10,975
Hutchinson Technology (a) (b)	597,884	13,285
Hyperion Solutions (b)	261,608	11,045
Photronics (a) (b)	639,984	10,662
Plexus (b)	558,441	9,382
PMC-Sierra (a) (b)	1,666,042	10,496
Progress Software (b)	430,607	12,233
Rackable Systems (a) (b)	367,915	7,027
Silicon Image (b)	510,620	6,173
Stratasys (a) (b)	192,779	6,215
Tessera Technologies (a) (b)	219,737	8,403
TIBCO Software (a) (b)	874,061	8,111
Trident Microsystems (a) (b)	559,397	11,675
WebEx Communications (a) (b)	154,153	5,716
		196,158
Materials - 3.2%
Albemarle	142,370	11,102
Century Aluminum (a) (b)	139,310	6,350
Headwaters (a) (b)	136,041	3,091
Schnitzer Steel Industries, Class A	227,288	8,750
Texas Industries (a)	73,206	5,375
		34,668
Telecommunication Services - 0.8%
General Communication, Class A (b)	523,630	8,095

Utilities - 0.4%
NSTAR (a)	130,827	4,370
Total Common Stocks
(Cost $925,758)		1,032,548

Investment Company - 0.7%
iShares Nasdaq Biotechnology Index Fund (a) (b)
(Cost $7,868)	97,382	7,775

Short Term Investment - 4.2%
First American Prime Obligations Fund, Class Z (c)
(Cost $45,252)	45,252,517	45,252

Investment Purchased with Proceeds from Securities Lending (d) - 45.0%
Mount Vernon Securities Lending Prime Portfolio (c)
(Cost $486,716)	486,716,194	486,716

Total Investments -145.4%
(Cost $1,465,594)		1,572,291
Other Assets and Liabilities, Net - (45.4)%		(490,720)
Total Net Assets - 100.0%		$1,081,571

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2007, the fund held no fair valued securities.
(a)	This security or a portion of this security is out on loan at January 31, 2007. Total loaned securities had a market value of $469,658 at January 31, 2007.
(b)	Non-income producing security.
(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(d)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested as noted in the schedule above.

REIT - Real Estate Investment Trust

Schedule of Investments January 31, 2007 (unaudited), all dollars are rounded to thousands (000)
Small Cap Value Fund
DESCRIPTION	SHARES	VALUE +

Common Stocks - 98.9%
Consumer Discretionary - 14.3%
Aaron Rents (a)	124,859	$3,686
Aeropostale (a) (b)	115,555	4,153
Ameristar Casinos (a)	162,693	4,965
Belo, Class A (a)	231,446	4,333
CBRL Group (a)	75,057	3,519
Domino's Pizza (a)	171,046	4,887
Ethan Allen Interiors (a)	115,652	4,357
Interface, Class A (b)	370,398	5,637
Men's Wearhouse (a)	160,954	6,911
Nautilus Group (a)	326,158	5,320
Polaris Industries (a)	58,902	2,754
Select Comfort (a) (b)	249,440	4,600
Wolverine World Wide (a)	190,064	5,848
		60,970
Consumer Staples - 2.5%
Central Garden & Pet (b)	47,495	2,127
Nu Skin Enterprises, Class A	175,555	3,239
Pantry (b)	88,528	4,321
Ralcorp Holdings (a) (b)	15,473	857
		10,544
Energy - 4.5%
Brigham Exploration (b)	503,537	3,097
Cimarex Energy (a)	126,318	4,734
Global Industries (b)	147,383	1,985
Penn Virginia (a)	28,754	2,107
Swift Energy (a) (b)	96,381	4,274
Whiting Petroleum (a) (b)	67,248	3,065
		19,262
Financials (c) - 32.7%
Alabama National BanCorporation (a)	72,556	5,102
American Equity Investment Life Holding	196,494	2,517
BioMed Realty Trust - REIT (a)	136,245	4,064
Capitol Bancorp	114,062	4,893
Cathay General Bancorp	73,684	2,554
CBL & Associates Properties - REIT (a)	45,207	2,122
Citizens Banking (a)	176,374	4,323
Cowen Group (b)	185,593	3,856
Delphi Financial Group, Class A (a)	136,095	5,368
First Midwest Bancorp (a)	145,969	5,480
First Niagara Financial Group (a)	209,276	3,032
First Potomac Realty Trust - REIT	173,236	5,202
First Republic Bank - California (a)	79,726	4,283
FPIC Insurance Group (a) (b)	106,683	4,682
Frontier Financial (a)	175,884	4,789
Home Bancshares (a)	67,655	1,691
Independent Bank (a)	146,220	4,702
Knight Capital Group, Class A (a) (b)	180,400	3,260
LaSalle Hotel Properties - REIT (a)	47,586	2,266
Mercantile Bank	124,686	4,357
Mid-America Apartment Communities - REIT (a)	80,245	4,824
National Retail Properties - REIT (a)	180,375	4,284
Newcastle Investment - REIT	206,986	6,710
Ohio Casualty (a)	154,354	4,560
PFF Bancorp	153,196	5,189
Platinum Underwriters Holdings	102,526	3,060
Provident Bankshares (a)	138,244	4,899
PS Business Parks - REIT	58,661	4,412
Redwood Trust - REIT (a)	94,730	6,021
Selective Insurance Group (a)	101,042	5,199
Sterling Bancshares	298,446	3,596
Triad Guaranty (a) (b)	57,637	2,968
Waddell & Reed Financial, Class A (a)	209,958	5,390
		139,655
Healthcare - 7.5%
Horizon Health (a) (b)	134,244	2,642
Pediatrix Medical Group (b)	89,211	4,687
Perrigo (a)	250,621	4,330
Sciele Pharma (a) (b)	223,324	5,304
Sierra Health Services (b)	108,411	4,358
STERIS (a)	166,990	4,315
Varian (a) (b)	116,740	6,247
		31,883

Industrials - 12.6%
AMETEK (a)	158,311	5,487
Armor Holdings (a) (b)	69,047	4,177
Brady, Class A (a)	101,350	3,796
Crane (a)	105,351	4,091
Esterline Technologies (a) (b)	83,805	3,350
Forward Air (a)	67,620	2,122
Labor Ready (b)	182,165	3,421
Moog, Class A (b)	112,570	4,389
Nordson	96,624	4,997
Regal-Beloit (a)	108,733	5,471
SkyWest (a)	81,236	2,205
Trinity Industries (a)	74,145	2,836
URS (b)	100,240	4,307
WESCO International (a) (b)	53,011	3,219
		53,868
Information Technology - 14.2%
Altiris (b)	138,622	4,537
AMIS Holdings (a) (b)	107,982	1,117
Andrew (a) (b)	217,881	2,314
BISYS Group (b)	525,892	6,716
Emulex (b)	280,643	4,981
Entegris (a) (b)	299,546	3,214
Hutchinson Technology (a) (b)	229,466	5,099
Hypercom (a) (b)	341,489	2,066
Inter-Tel (a)	168,252	3,808
NETGEAR (a) (b)	116,760	3,007
Palm (a) (b)	225,043	3,112
Plantronics (a)	155,554	3,064
Progress Software (b)	173,595	4,932
Rudolph Technologies (a) (b)	144,878	2,264
Silicon Image (b)	305,781	3,697
TIBCO Software (b)	303,485	2,816
United Online (a)	268,515	3,770
		60,514
Materials - 5.3%
Albemarle	28,657	2,235
AptarGroup (a)	18,130	1,106
Arch Chemicals (a)	141,117	4,760
Claymont Steel Holdings (b)	134,803	2,514
Commercial Metals	134,856	3,656
Headwaters (a) (b)	99,573	2,262
Innophos Holdings	174,196	2,723
Texas Industries (a)	43,711	3,209
		22,465
Telecommunication Services - 0.9%
Cincinnati Bell (a) (b)	795,476	3,866

Utilities - 4.4%
Black Hills (a)	114,072	4,229
El Paso Electric (b)	234,154	5,690
Northwest Natural Gas (a)	56,625	2,304
South Jersey Industries (a)	68,968	2,279
Westar Energy (a)	169,288	4,496
		18,998
Total Common Stocks
(Cost $361,288)		422,025

Short-Term Investment - 1.2%
First American Prime Obligations Fund, Class Z (d)
(Cost $5,034)	5,034,110	5,034

Investment Purchased with Proceeds from Securities Lending (e) - 38.4%
Mount Vernon Securities Lending Prime Portfolio (d)
(Cost $163,855)	163,854,638	163,855

Total Investments -138.5%
(Cost $530,177)		590,914
Other Assets and Liabilities, Net - (38.5)%		(164,227)
Total Net Assets - 100.0%		$426,687

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2007, the fund held no fair valued securities.
(a)	This security or a portion of this security is out on loan at January 31, 2007. Total loaned securities had a market value of $158,204 at January 31, 2007.
(b)	Non-income producing security.
(c)	The fund is significantly invested in this sector and therefore is subject to additional risks.
(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(e)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested as noted in the schedule above.

REIT - Real Estate Investment Trust

Schedule of Investments January 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Small-Mid Cap Core Fund
DESCRIPTION	SHARES	VALUE +

Common Stocks - 99.2%
Consumer Discretionary - 12.8%
Abercrombie & Fitch, Class A	11,388	$906
Autoliv	35,556	2,145
BorgWarner (a)	17,924	1,229
Interface, Class A (b)	137,124	2,087
Men's Wearhouse	40,981	1,760
Newell Rubbermaid (a)	31,044	917
NutriSystem (a) (b)	45,804	2,018
Stanley Works (a)	22,193	1,271
Talbots	46,461	1,096
WMS Industries (b)	44,654	1,771
		15,200

Consumer Staples - 3.9%
Corn Products International	29,596	1,014
Pantry (b)	41,799	2,040
USANA Health Sciences (a) (b)	28,889	1,533
		4,587

Energy - 3.0%
Cimarex Energy	26,655	999
Lufkin Industries (a)	14,626	875
St. Mary Land & Exploration	23,641	851
Sunoco	12,713	803
		3,528

Financials - 22.9%
Ambac Financial Group	9,767	860
Astoria Financial (a)	33,421	989
Camden Property Trust - REIT	15,459	1,212
CIT Group	31,203	1,840
Citizens Banking (a)	32,270	791
City National (a)	27,169	1,954
Cullen/Frost Bankers	39,062	2,091
Frontier Financial (a)	29,843	813
International Securities Exchange (a)	22,266	922
LaSalle Hotel Properties - REIT (a)	32,297	1,538
Maguire Properties - REIT	20,794	904
Newcastle Investment - REIT	64,080	2,077
NorthStar Realty Finance - REIT	85,580	1,511
Ohio Casualty	40,431	1,194
PMI Group (a)	59,437	2,842
Redwood Trust - REIT (a)	27,052	1,719
Selective Insurance Group (a)	15,442	795
Triad Guaranty (b)	24,080	1,240
W.R. Berkley	59,646	1,974
		27,266

Healthcare - 11.7%
Coventry Health Care (b)	22,843	1,177
DENTSPLY International	56,747	1,750
Human Genome Sciences (b)	89,406	1,053
Immucor (b)	70,615	2,227
LCA-Vision (a)	25,247	978
Pediatrix Medical Group (b)	56,160	2,951
Sciele Pharma (b)	73,932	1,756
Thermo Fisher Scientific (b)	42,971	2,056
		13,948

Industrials - 20.6%
AMETEK	75,817	2,628
Armor Holdings (b)	49,588	3,000
Dun & Bradstreet (b)	22,580	1,919
ESCO Technologies (b)	20,390	974
Forward Air (a)	41,992	1,318
Joy Global (a)	28,540	1,326
L-3 Communications Holdings	13,739	1,131
Labor Ready (b)	111,426	2,093
Lennox International	30,839	936
Navigant Consulting (a) (b)	49,580	1,030
Republic Services	74,405	3,218
Steelcase, Class A	52,126	1,021
Toro (a)	35,126	1,801
WESCO International (b)	34,435	2,091
		24,486

Information Technology - 17.2%
Autodesk (b)	25,077	1,096
BISYS Group (b)	70,967	906
Emulex (b)	152,786	2,712
Harris (a)	29,716	1,510
Hyperion Solutions (b)	33,495	1,414
Intersil, Class A	89,537	2,110
MEMC Electronic Materials (a) (b)	29,185	1,529
Micrel (b)	235,393	2,380
Molex	47,205	1,387
Plexus (b)	58,312	980
TIBCO Software (b)	161,963	1,503
Trident Microsystems (b)	59,542	1,243
United Online	118,013	1,657
		20,427

Materials - 3.5%
Albemarle	26,675	2,080
Sonoco Products	26,468	1,019
Steel Dynamics (a)	27,066	1,061
		4,160

Telecommunication Services - 0.8%
Cincinnati Bell (b)	198,627	965

Utilities - 2.8%
NSTAR (a)	25,286	845
Westar Energy (a)	47,900	1,272
Wisconsin Energy	25,425	1,184
		3,301

Total Common Stocks
(Cost $107,553)		117,868

Short-Term Investment - 1.2%
First American Prime Obligations Fund, Class Z (c)
(Cost $1,391)	1,391,268	1,391

Investment Purchased with Proceeds from Securities Lending (d) - 21.8%
Mount Vernon Securities Lending Prime Portfolio (c)
(Cost $25,867)	25,867,471	25,867

Total Investments -122.2%
(Cost $134,811)		145,126
Other Assets and Liabilities, Net - (22.2)%		(26,345)
Total Net Assets - 100.0%		$118,781

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2007, the fund held no fair valued securities.
(a)	This security or a portion of this security is out on loan at January 31, 2007. Total loaned securities had a market value of $24,755 at January 31, 2007.
(b)	Non-income producing security.
(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(d)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested as noted in the schedule above.

REIT - Real Estate Investment Trust

Schedule of Investments January 31, 2007 (unaudited), all dollars rounded to thousands (000)
Mid Cap Growth Opportunities Fund
DESCRIPTION	SHARES	VALUE+

Common Stocks - 95.4%
Consumer Discretionary - 20.2%
Abercrombie & Fitch, Class A (a)	405,236	$32,232
Chipotle Mexican Grill (b)	141,900	8,432
Dick's Sporting Goods (a) (b)	185,105	9,531
Harman International Industries (a)	208,821	19,748
International Game Technology	249,422	10,840
J.C. Penney (a)	319,273	25,938
Newell Rubbermaid (a)	568,635	16,798
Nordstrom (a)	512,720	28,564
NutriSystem (a) (b)	202,862	8,936
Office Depot (b)	865,527	32,362
Omnicom Group (a)	214,594	22,575
Panera Bread, Class A (a) (b)	201,826	11,900
Polo Ralph Lauren	337,851	27,721
Sally Beauty Holdings (a)	827,211	7,279
Scientific Games, Class A (a) (b)	1,367,136	42,436
Texas Roadhouse, Class A (a) (b)	589,472	7,981
TJX (a)	493,130	14,582
WMS Industries (b)	207,620	8,234
		336,089
Consumer Staples - 1.7%
Bare Escentuals (b)	241,988	8,830
Estee Lauder, Class A	398,303	18,919
		27,749
Energy - 7.1%
Cameron International (a) (b)	475,241	24,950
Chesapeake Energy (a)	468,020	13,858
Hess (a)	256,609	13,854
Smith International (a)	522,670	20,740
Weatherford International (a) (b)	289,323	11,683
Williams	305,033	8,233
XTO Energy (a)	501,328	25,302
		118,620
Financials - 11.5%
Affiliated Managers Group (a) (b)	130,017	14,484
AllianceBernstein Holding	253,090	22,801
Ambac Financial Group	193,454	17,043
Bear Stearns (a)	148,693	24,512
Chicago Mercantile Exchange (a)	19,027	10,718
CIT Group	429,910	25,348
ICICI Bank - ADR (a)	281,209	12,415
Northern Trust	416,779	25,319
PMI Group (a)	449,477	21,494
W.R. Berkley	514,308	17,019
		191,153
Healthcare - 14.4%
Applied Biosystems Group - Applera	442,263	15,373
Coventry Health Care (b)	495,068	25,521
DENTSPLY International	620,014	19,121
Health Net (b)	473,429	23,061
Healthways (a) (b)	591,675	26,868
Henry Schein (a) (b)	565,659	28,719
Humana (b)	177,826	9,869
Medco Health Solutions (a) (b)	286,217	16,947
Pediatrix Medical Group (a) (b)	265,950	13,973
Thermo Fisher Scientific (b)	1,255,052	60,054
		239,506
Industrials - 14.7%
C.H. Robinson Worldwide (a)	183,408	9,730
Cummins	112,473	15,134
Dun & Bradstreet (a) (b)	378,316	32,157
L-3 Communications Holdings (a)	217,459	17,906
Monster Worldwide (a) (b)	492,422	24,330
MSC Industrial Direct, Class A	277,616	11,990
Precision Castparts (a)	480,620	42,722
Republic Services (a)	678,015	29,324
Rockwell Automation (a)	308,032	18,855
Rockwell Collins	318,205	21,705
Roper Industries (a)	410,859	21,332
		245,185
Information Technology - 19.9%
Amphenol, Class A (a)	252,826	17,121
Autodesk (b)	785,322	34,334
BEA Systems (b)	487,038	6,005
Cognizant Technology Solutions (a) (b)	205,355	17,515
Cognos (a) (b)	364,753	15,732
F5 Networks (a) (b)	163,251	11,663
Fairchild Semiconductor International, Class A (b)	1,143,109	20,359
Hyperion Solutions (a) (b)	244,543	10,325
Intersil, Class A	720,784	16,982
Juniper Networks (a) (b)	588,846	10,670
MEMC Electronic Materials (a) (b)	593,866	31,118
Microchip Technology (a)	753,580	26,194
Network Appliance (b)	710,990	26,733
NVIDIA (a) (b)	752,698	23,070
Paychex (a)	837,277	33,499
SiRF Technology Holdings (a) (b)	471,689	13,849
Trident Microsystems (a) (b)	820,589	17,126
		332,295
Telecommunication Services - 5.9%
American Tower, Class A (a) (b)	1,315,745	52,406
NeuStar, Class A (a) (b)	354,385	10,947
NII Holdings, Class B (a) (b)	474,088	34,988
		98,341
Total Common Stocks
(Cost $1,288,401)		1,588,938

Investment Company - 1.6%
iShares Nasdaq Biotechnology Index Fund (a) (b)
(Cost $23,570)	321,388	25,659

Short Term Investment - 1.5%
First American Prime Obligations Fund, Class Z (c)
(Cost $24,922)	24,921,660	24,922
Investment Purchased with Proceeds from Securities Lending (d) - 35.5%
Mount Vernon Securities Lending Prime Portfolio (c)
(Cost $591,421)	591,420,983	591,421
Total Investments - 134.0%
(Cost $1,928,314)		2,230,940
Other Assets and Liabilities, Net - (34.0)%		(565,925)
Total Net Assets - 100.0%		$1,665,015

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2007, the fund held no fair valued securities.
(a)	This security or a portion of this security is out on loan at January 31, 2007. Total loaned securities had a market value of $579,871 at
January 31, 2007.
(b)	Non-income producing security.
(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(d)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested as noted in the schedule above.

ADR - American Depoitory Receipt

Schedule of Investments January 31, 2007 (unaudited), all dollars rounded to thousands (000)
Mid Cap Value Fund
DESCRIPTION	SHARES	VALUE+

Common Stocks - 97.4%
Consumer Discretionary - 18.0%
Autoliv (a)	233,950	$14,116
BorgWarner (a)	131,282	8,998
Ford Motor (a)	1,613,765	13,120
Fortune Brands (a)	223,180	18,685
Gannett (a)	217,157	12,625
Gap	775,127	14,859
Harrah's Entertainment	196,310	16,584
Mattel	710,724	17,313
Newell Rubbermaid (a)	425,448	12,568
Pulte Homes (a)	433,257	14,878
R.H. Donnelley (a) (b)	200,655	13,360
Sherwin-Williams	115,049	7,950
Stanley Works (a)	183,900	10,530
Talbots (a)	540,321	12,752
		188,338
Consumer Staples - 7.9%
ConAgra Foods	448,866	11,540
Corn Products International (a)	362,103	12,402
Pantry (b)	271,247	13,240
Pepsi Bottling (a)	447,875	14,166
Pilgrim's Pride	245,547	7,777
SUPERVALU (a)	512,715	19,473
Tyson Foods, Class A	237,089	4,208
		82,806
Energy - 4.8%
GlobalSantaFe	254,176	14,745
Hess (a)	107,517	5,805
Noble Energy (a)	211,933	11,319
Peabody Energy (a)	219,288	8,954
Sunoco	151,439	9,560
		50,383
Financials (c) - 27.5%
Ambac Financial Group	239,330	21,085
AON (a)	202,663	7,267
Astoria Financial (a)	43,126	1,276
Boston Properties - REIT (a)	165,704	20,894
Brookfield Properties (a)	249,987	11,634
Camden Property Trust - REIT (a)	114,990	9,015
CIT Group	421,991	24,881
City National (a)	161,508	11,617
Comerica (a)	111,566	6,616
Cullen/Frost Bankers	185,697	9,940
Developers Diversified Realty - REIT (a)	249,662	16,757
IndyMac Bancorp (a)	366,931	14,270
KeyCorp	464,808	17,742
Marshall & Ilsley (a)	435,668	20,503
Northern Trust	327,695	19,907
PMI Group (a)	377,241	18,040
Prologis - REIT (a)	146,873	9,547
StanCorp Financial Group	140,944	6,744
TD Ameritrade (a) (b)	604,668	10,697
Vornado Realty Trust - REIT (a)	118,404	14,487
W.R. Berkley	453,283	14,999
		287,918
Healthcare - 2.1%
CIGNA	87,853	11,632
Community Health Systems (a) (b)	280,703	10,035
		21,667
Industrials - 9.7%
AirTran Holdings (a) (b)	1,114,188	12,334
American Standard (a)	165,462	8,172
Armor Holdings (a) (b)	205,042	12,405
Crane (a)	280,989	10,911
CSX	222,488	8,185
Joy Global (a)	222,323	10,332
Republic Services	411,196	17,784
Rockwell Automation	164,141	10,047
Werner Enterprises (a)	576,083	10,951
		101,121
Information Technology - 10.2%
Avnet (a) (b)	443,814	13,780
Electronic Data Systems	836,451	22,007
Fairchild Semiconductor International, Class A (b)	799,197	14,234
Harris (a)	375,509	19,083
Intersil, Class A	419,475	9,883
Plexus (b)	308,697	5,186
Sybase (a) (b)	486,823	12,604
Xerox (b)	573,368	9,862
		106,639
Materials - 5.4%
Bemis	172,767	5,858
Owens-Illinois (a) (b)	562,563	12,523
PPG Industries (a)	182,100	12,071
Rohm & Haas	375,372	19,542
Sonoco Products	176,252	6,786
		56,780
Telecommunication Services - 1.0%
Qwest Communications International (a) (b)	603,229	4,917
Time Warner Telecom, Class A (a) (b)	216,113	5,031
		9,948
Utilities - 10.8%
Atmos Energy (a)	369,242	11,535
Constellation Energy	324,257	23,525
Edison International	467,312	21,020
Entergy (a)	141,124	13,103
PPL (a)	598,460	21,305
Sempra Energy (a)	221,490	12,709
Wisconsin Energy	210,065	9,781
		112,978
Total Common Stocks
(Cost $872,842)		1,018,578

Short-Term Investment - 4.0%
First American Prime Obligations Fund, Class Z (d)
(Cost $42,022)	42,022,056	42,022
Investment Purchased with Proceeds from Securities Lending (e) - 27.2%
Mount Vernon Securities Lending Prime Portfolio (d)
(Cost $284,490)	284,489,598	284,490
Total Investments 128.6%
(Cost $1,199,354)		1,345,090
Other Assets and Liabilities, Net - (28.6)%		(299,647)
Total Net Assets - 100.0%		$1,045,443

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2007, the fund held no fair valued securities.
(a)	This security or a portion of this security is out on loan at January 31, 2007. Total loaned securities had a market value of $277,457 at
January 31, 2007.
(b)	Non-income producing security.
(c)	This fund is significantly invested in this industry and therefore is subject to additional risks.
(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(e)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested as noted in the schedule above.

REIT - Real Estate Investment Trust

Schedule of Investments January 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Large Cap Growth Opportunities Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 97.9%
Consumer Discretionary - 14.9%
Best Buy	135,141	$6,811
Comcast, Class A (a) (b)	343,982	15,245
International Game Technology	175,967	7,647
J.C. Penney (b)	100,811	8,190
Kohl's (a)	120,365	8,535
Lowe's (b)	608,272	20,505
McGraw-Hill	135,758	9,107
Nordstrom (b)	163,173	9,090
Omnicom Group (b)	85,200	8,963
Polo Ralph Lauren	67,541	5,542
Starbucks (a)	143,698	5,021
Target	380,502	23,348
		128,004
Consumer Staples - 9.6%
Altria Group	108,010	9,439
Coca-Cola	181,665	8,698
CVS (b)	235,929	7,939
PepsiCo	256,166	16,712
Procter & Gamble	260,534	16,901
Walgreen	366,575	16,606
Wal-Mart Stores	120,858	5,764
		82,059
Energy - 3.5%
Exxon Mobil	150,778	11,173
Schlumberger (b)	193,616	12,293
XTO Energy	130,455	6,584
		30,050
Financials - 10.0%
Ambac Financial Group	81,440	7,175
American Express	196,955	11,467
American International Group (b)	125,258	8,574
Charles Schwab	591,194	11,185
CIT Group	170,729	10,066
Goldman Sachs Group (b)	98,136	20,820
ICICI Bank, ADR (b)	130,486	5,761
Morgan Stanley	53,157	4,401
PMI Group (b)	141,676	6,775
		86,224
Healthcare - 14.3%
Abbott Laboratories	317,152	16,809
Alcon (b)	54,361	6,401
Baxter International	256,179	12,722
Genentech (a) (b)	103,740	9,064
Medco Health Solutions (a) (b)	148,449	8,790
Medtronic (b)	308,780	16,504
Novartis AG, ADR (b)	159,605	9,208
Thermo Fisher Scientific (a)	259,605	12,422
UnitedHealth Group	340,993	17,820
Wellpoint (a)	168,078	13,174
		122,914
Industrials - 14.7%
Boeing	140,049	12,543
Burlington Northern Santa Fe	168,455	13,537
C.H. Robinson Worldwide (b)	150,416	7,980
Caterpillar	213,493	13,678
Cummins	47,731	6,423
Danaher (b)	132,326	9,800
Dun & Bradstreet (a) (b)	117,478	9,986
General Electric	414,537	14,944
Precision Castparts (b)	123,056	10,938
Rockwell Collins	95,048	6,483
United Technologies	296,286	20,153
		126,465
Information Technology (c) - 27.9%
Amphenol, Class A (b)	104,370	7,068
Apple Computer (a)	96,729	8,293
Autodesk (a)	345,780	15,117
Cisco Systems (a)	1,017,175	27,047
Corning (a)	191,777	3,997
Dell (a)	253,154	6,139
EMC (a) (b)	578,088	8,087
Google, Class A (a)	42,779	21,445
Hewlett-Packard	471,978	20,427
IBM	84,058	8,334
Microchip Technology (b)	375,589	13,055
Microsoft	1,012,326	31,240
Network Appliance (a)	225,802	8,490
NVIDIA (a) (b)	202,098	6,194
Oracle (a)	895,994	15,375
Paychex (b)	302,613	12,108
QUALCOMM	337,433	12,708
Texas Instruments	480,980	15,002
		240,126
Materials - 0.9%
Rio Tinto PLC, ADR (b)	36,553	7,903

Telecommunication Services - 2.1%
America Movil, ADR, Series L (b)	212,139	9,411
American Tower, Class A (a) (b)	218,458	8,701
		18,112
Total Common Stocks
(Cost $717,992)		841,857

Investment Companies - 1.6%
iShares Nasdaq Biotechnology Index Fund (a) (b)
(Cost $12,851)	177,791	14,195

Short-Term Investment - 0.9%
First American Prime Obligations Fund, Class Z (d)
(Cost $7,654)	7,653,760	7,654

Investment Purchased with Proceeds from Securities Lending (e) - 18.3%
Mount Vernon Securities Lending Prime Portfolio (d)
(Cost $157,560)	157,559,649	157,560

Total Investments - 118.7%
(Cost $896,057)		1,021,266
Other Assets and Liabilities, Net - (18.7)%		(161,103)
Total Net Assets - 100.0%		$860,163

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2007, the fund held no fair valued securities.

(a)	Non-income producing security.
(b)	This security or a portion of this security is out on loan at January 31, 2007. Total loaned securities had a market value of $154,645 at January 31, 2007.
(c)	The fund is significantly invested in this sector and therefore is subject to additional risks.
(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(e)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested as noted in the schedule above.

ADR -	American Depository Receipt

Schedule of Investments January 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Large Cap Select Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 97.0%
Consumer Discretionary - 14.1%
Abercrombie & Fitch, Class A (a)	69,458	$5,525
Comcast, Class A (a) (b)	318,439	14,113
Federated Department Stores	143,870	5,969
Fortune Brands (a)	111,163	9,307
Gap	553,680	10,614
Mattel	352,938	8,598
Newell Rubbermaid (a)	282,330	8,340
Omnicom Group (a)	69,225	7,282
		69,748
Consumer Staples - 8.8%
Altria Group	160,611	14,036
Estee Lauder, Class A	184,923	8,784
Walgreen	269,441	12,205
Wal-Mart Stores	180,898	8,627
		43,652
Energy - 10.4%
Apache (a)	91,985	6,712
Cameron International (a) (b)	56,509	2,967
ConocoPhillips	156,453	10,390
Exxon Mobil	233,456	17,299
Hess (a)	120,967	6,531
Williams	288,050	7,774
		51,673
Financials - 17.3%
ACE	176,455	10,196
AllianceBernstein Holding	64,158	5,780
Ambac Financial Group	69,167	6,094
American International Group (a)	308,449	21,113
CIT Group	131,079	7,728
Countrywide Financial (a)	181,199	7,878
Goldman Sachs Group	28,736	6,097
Morgan Stanley	191,009	15,814
PMI Group (a)	107,469	5,139
		85,839
Healthcare - 8.2%
Coventry Health Care (b)	105,886	5,458
Laboratory Corporation of America (a) (b)	53,815	3,952
Novartis AG, ADR (a)	166,113	9,583
UnitedHealth Group	190,208	9,940
Wyeth Pharmaceuticals	239,476	11,833
		40,766
Industrials - 10.4%
3M	91,473	6,797
Boeing	120,781	10,817
General Electric	527,516	19,017
L-3 Communications Holdings	115,307	9,494
Rockwell Automation	92,014	5,632
		51,757
Information Technology - 24.4%
Cisco Systems (b)	587,181	15,613
Dell (b)	206,282	5,002
EMC (a) (b)	519,189	7,264
Fiserv (b)	99,709	5,242
Hewlett-Packard	231,166	10,005
IBM	129,193	12,810
Microsoft	606,492	18,716
Motorola	531,545	10,551
Oracle (b)	636,366	10,920
QUALCOMM	267,866	10,088
Texas Instruments (a)	474,291	14,793
		121,004
Telecommunication Services - 3.4%
ALLTEL	145,672	8,928
Verizon Communications	203,348	7,833
		16,761
Total Common Stocks
(Cost $426,902)		481,200

Investment Company - 2.3%
iShares Nasdaq Biotechnology Index Fund (a) (b)
(Cost $10,957)	139,651	11,150

Short-Term Investment - 1.8%
First American Prime Obligations Fund, Class Z (c)
(Cost $9,075)	9,075,512	9,076

Investment Purchased with Proceeds from Securities Lending (d) - 17.4%
Mount Vernon Securities Lending Prime Portfolio (c)
(Cost $86,343)	86,342,878	86,343

Total Investments - 118.5%
(Cost $533,277)		587,769
Other Assets and Liabilities, Net - (18.5)%		(91,629)
Total Net Assets - 100.0%		$496,140

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors.
 Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2007, the fund held no fair valued securities.

(a)	This security or a portion of this security is out on loan at January 31, 2007. Total loaned securities had a market value of $84,436 at January 31, 2007.
(b)	Non-income producing security.
(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(d)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested as noted in the schedule above.

ADR -	American Depository Receipt

Schedule of Investments January 31, 2007 (unaudited), all dollars are rounded to thousands

Large Cap Value Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 97.8%
Consumer Discretionary - 10.4%
Comcast, Class A (a) (b)	364,823	$16,169
Ford Motor (b)	1,134,746	9,225
Fortune Brands (b)	180,907	15,146
Gap	737,509	14,138
Harrah's Entertainment	138,033	11,661
Sherwin-Williams (b)	123,183	8,512
Time Warner	1,050,006	22,964
		97,815
Consumer Staples - 8.6%
Altria Group	224,735	19,640
Archer-Daniels-Midland	183,771	5,881
General Mills	208,552	11,937
Procter & Gamble	298,566	19,368
Tyson Foods, Class A	320,783	5,694
Wal-Mart Stores	388,040	18,506
		81,026
Energy - 12.2%
Apache (b)	149,392	10,901
ChevronTexaco	405,268	29,536
Exxon Mobil	658,243	48,776
GlobalSantaFe (b)	150,444	8,727
Occidental Petroleum	368,423	17,080
		115,020
Financials (c) - 31.0%
ACE	339,719	19,629
Allstate	237,516	14,289
Ambac Financial Group	222,992	19,646
American International Group (b)	320,293	21,924
Bank of America	346,979	18,244
CIT Group	268,846	15,851
Citigroup	360,350	19,866
Countrywide Financial (b)	352,199	15,314
Goldman Sachs Group	37,017	7,854
J.P. Morgan Chase	656,392	33,430
Marshall & Ilsley (b)	267,466	12,587
Morgan Stanley	276,605	22,900
Northern Trust	286,258	17,390
Wachovia	426,400	24,092
Wells Fargo	778,119	27,950
		290,966
Healthcare - 6.4%
CIGNA	78,373	10,377
Merck	290,658	13,007
Pfizer (b)	651,498	17,095
Wyeth Pharmaceuticals (b)	389,465	19,243
		59,722
Industrials - 8.4%
Caterpillar	164,182	10,519
CSX	292,484	10,760
Emerson Electric	215,058	9,671
General Electric	1,060,620	38,235
Illinois Tool Works	197,475	10,069
		79,254
Information Technology - 8.2%
Electronic Data Systems	659,857	17,361
Hewlett-Packard	466,668	20,197
Intel (b)	558,365	11,703
Motorola	594,248	11,796
Texas Instruments (b)	527,192	16,443
		77,500
Materials - 3.5%
Alcoa (b)	301,889	9,751
International Paper (b)	222,709	7,505
Rohm & Haas	294,405	15,326
		32,582
Telecommunication Services - 5.5%
AT&T	869,545	32,721
Verizon Communications	496,602	19,129
		51,850
Utilities - 3.6%
Edison International	325,041	14,620
Exelon	313,395	18,801
		33,421
Total Common Stocks
(Cost $750,621)		919,156

Short-Term Investment - 2.6%
First American Prime Obligations Fund, Class Z (d)
(Cost $24,680)	24,679,572	24,680

Investment Purchased with Proceeds from Securities Lending (e) - 10.5%
Mount Vernon Securities Lending Prime Portfolio (d)
(Cost $98,289)	98,289,016	98,289

Total Investments - 110.9%
(Cost $873,590)		1,042,125
Other Assets and Liabilities, Net - (10.9)%		(102,003)
Total Net Assets - 100.0%		$940,122

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2007, the fund held no fair valued securities.

(a)	Non-income producing security.
(b)	This security or a portion of this security is out on loan at January 31, 2007. Total loaned securities had a market value of $95,638 at January 31, 2007.
(c)	The fund is significantly invested in this sector and therefore is subject to additional risks.
(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(e)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan)
to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested as noted in the schedule above.

Schedule of Investments January 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Balanced Fund

DESCRIPTION	SHARES	VALUE +

Common Stocks - 59.2%
Consumer Discretionary - 8.6%
Abercrombie & Fitch, Class A (a)	28,250	$2,247
Cato, Class A (a)	5,100	115
Cheesecake Factory (a) (b)	1,660	46
Children's Place Retail Stores (a) (b)	1,828	99
Comcast, Class A (a) (b)	129,466	5,738
Cosi (a)(b)	28,502	183
Federated Department Stores	58,482	2,426
Fortune Brands	45,193	3,784
Gap	225,200	4,317
GSI Commerce (a) (b)	8,891	145
Hibbett Sporting Goods (a) (b)	2,605	84
Interface, Class A (b)	3,550	54
Journal Communications, Class A (a)	16,074	216
Mattel	144,147	3,511
McCormick & Schmick's Seafood Restaurants (b)	3,680	92
Nautilus Group (a)	26,521	433
Newell Rubbermaid (a)	114,785	3,391
NutriSystem (a)(b)	4,295	189
Omnicom Group (a)	28,144	2,961
P.F. Chang's China Bistro (a) (b)	2,155	85
Ruth's Chris Steak House (a) (b)	8,383	180
Scientific Games, Class A (a) (b)	7,793	242
Texas Roadhouse, Class A (a) (b)	10,582	143
Tween Brands (a) (b)	3,209	110
WCI Communities (a) (b)	5,477	119
WMS Industries (b)	1,556	62
		30,972

Consumer Staples - 5.1%
Altria Group	65,324	5,709
Central Garden & Pet (a) (b)	4,052	181
Estee Lauder, Class A	75,183	3,571
Pantry (b)	1,772	86
Reddy Ice Holdings	1,689	44
Reliv International	10,301	102
USANA Health Sciences (a) (b)	4,596	244
Walgreen	110,034	4,985
Wal-Mart Stores	73,379	3,499
		18,421

Energy - 6.2%
Apache	37,399	2,729
Arena Resources (a) (b)	2,502	107
Baytex Energy Trust	3,220	55
Brigham Exploration (b)	18,892	116
Cameron International (a) (b)	22,975	1,206
Canadian Oil Sands Trust	3,500	89
Canetic Resources Trust	6,500	82
Comstock Resources (a) (b)	6,476	207
ConocoPhillips	63,608	4,224
Edge Petroleum (a) (b)	9,890	146
Exxon Mobil	94,911	7,033
Harvest Energy Trust (a)	4,000	85
Helix Energy Solutions Group (a) (b)	6,719	216
Hess	49,181	2,655
NAL Oil & Gas Trust	8,000	88
Penn West Energy Trust	2,065	63
St. Mary Land & Exploration (a)	4,239	153
W-H Energy Services (b)	651	30
Williams	117,111	3,161
		22,445

Financials - 10.6%
ACE	71,740	4,145
Affiliated Managers Group (a) (b)	2,687	299
AllianceBernstein Holding	26,084	2,350
Ambac Financial Group	28,121	2,477
American International Group (a)	125,404	8,584
BioMed Realty Trust - REIT (a)	4,643	139
CIT Group	53,417	3,150
Columbia Banking System	3,658	125
Countrywide Financial	73,669	3,203
Cullen/Frost Bankers	4,533	243
Dime Community Bancshares	8,693	117
East West Bancorp	6,703	257
First Financial Bankshares	1,479	61
First Potomac Realty Trust - REIT	8,442	254
First Republic Bank	4,612	248
Goldman Sachs Group	11,683	2,479
Hanmi Financial	2,944	60
Independent Bank	3,443	111
Investors Financial Services	3,890	182
Kite Realty Group Trust - REIT	8,008	156
LaSalle Hotel Properties - REIT	2,633	125
Maguire Properties - REIT (a)	2,342	102
Morgan Stanley	77,657	6,429
Nara Bancorp	2,263	44
Nelnet, Class A (b)	6,956	193
Newcastle Investment - REIT	2,939	95
Platinum Underwriters Holdings	8,657	258
PMI Group (a)	43,693	2,089
South Financial Group	4,936	128
Thomas Weisel Partners Group (a) (b)	9,478	189
Umpqua Holdings (a)	4,620	131
Winston Hotels - REIT	3,283	46
		38,469

Healthcare - 5.3%
Caliper Life Sciences (b)	6,219	37
Coventry Health Care (b)	43,050	2,219
Curis (b)	22,162	31
Dexcom (a) (b)	7,426	66
DJ Orthopedics (a) (b)	4,974	206
Exelixis (a)(b)	9,737	95
Healthways (a)(b)	2,684	122
Human Genome Sciences (a) (b)	7,219	85
ICU Medical (a) (b)	5,390	213
Immucor (a) (b)	2,204	69
ImmunoGen (a) (b)	13,056	61
K-V Pharmaceutical, Class A (a) (b)	5,377	136
Laboratory Corporation of America (a) (b)	21,879	1,607
LCA-Vision (a)	2,613	101
Magellan Health Services (b)	6,374	260
Medarex (a)(b)	6,751	91
Merge Technologies (a) (b)	6,808	38
Novartis AG, ADR	67,563	3,898
Pediatrix Medical Group (b)	8,170	429
Quidel (b)	2,121	29
Salix Pharmaceuticals (a) (b)	9,850	140
Senomyx (a) (b)	6,100	89
SonoSite (a) (b)	7,613	247
SurModics (a) (b)	3,326	120
UnitedHealth Group	77,363	4,043
Wyeth Pharmaceuticals	97,362	4,811
		19,243

Industrials - 6.7%
3M	37,291	2,771
Acuity Brands (a)	1,915	111
AirTran Holdings (a) (b)	25,733	285
AMETEK (a)	8,595	298
BE Aerospace (a) (b)	6,188	184
Boeing	49,106	4,398
CRA International (a) (b)	3,149	170
Energy Conversion Devices (a) (b)	2,706	93
ESCO Technologies (a) (b)	4,691	224
Forward Air (a)	5,816	183
General Electric	214,469	7,732
L-3 Communications Holdings	46,880	3,860
Labor Ready (b)	7,630	143
Lennox International	7,991	242
NCI Building Systems (a) (b)	3,487	198
PeopleSupport (a) (b)	8,658	207
Power-One (a) (b)	27,026	200
Rockwell Automation	37,409	2,290
Steelcase, Class A	7,717	151
Timken (a)	4,683	134
WESCO International (a) (b)	3,890	236
		24,110

Information Technology - 14.6%
Advanced Analogic Technologies (a) (b)	16,146	91
aQuantive (a) (b)	8,464	227
BISYS Group (b)	28,381	362
Cisco Systems (b)	238,720	6,348
Cogent (a) (b)	4,382	46
Dell (b)	83,867	2,034
EMC (a) (b)	211,084	2,953
Entegris (a) (b)	25,335	272
F5 Networks (a) (b)	1,517	108
Fiserv (b)	40,538	2,131
Harmonic (a) (b)	4,278	39
Harris Stratex Networks, Class A (a) (b)	8,866	195
Hewlett-Packard	93,985	4,068
Hutchinson Technology (a) (b)	10,976	244
Hyperion Solutions (b)	4,829	204
IBM	52,668	5,222
Microsoft	247,154	7,627
Motorola	216,103	4,290
Oracle (b)	258,723	4,440
Photronics (a) (b)	11,062	184
Plexus (b)	9,385	158
PMC-Sierra (a) (b)	28,020	176
Progress Software (b)	7,547	214
QUALCOMM	108,905	4,101
Rackable Systems (a) (b)	6,514	124
Silicon Image (b)	8,504	103
Stratasys (a) (b)	3,138	101
Tessera Technologies (a) (b)	3,940	151
Texas Instruments	192,825	6,014
TIBCO Software (a) (b)	15,687	146
Trident Microsystems (b)	8,997	188
WebEx Communications (a) (b)	2,590	96
		52,657

Materials - 0.2%
Albemarle	2,471	193
Century Aluminum (a) (b)	2,493	114
Headwaters (a) (b)	2,290	52
Schnitzer Steel Industries, Class A	4,042	155
Texas Industries	1,289	95
		609

Telecommunication Services - 1.9%
ALLTEL	59,225	3,630
General Communication, Class A (b)	9,328	144
Verizon Communications	82,674	3,185
		6,959

Utilities - 0.0%
Dynegy, Class A (b)	16	-
NSTAR (a)	2,243	75
		75
Total Common Stocks
(Cost $184,411)		213,960

Investment Companies - 4.6%
iShares MSCI EAFE Index Fund (a)	159,100	11,812
iShares Nasdaq Biotechnology Index Fund (a) (b)	58,624	4,680
Total Investment Companies
(Cost $12,904)		16,492
	PAR

U.S. Government Agency Mortgage-Backed Securities - 12.5%
Adjustable Rate (c) - 1.3%
Federal Home Loan Mortgage Corporation Pool
7.168%, 01/01/2028, #786281	$182	186
5.787%, 07/01/2036, #1K1238 (a)	1,069	1,074
Federal National Mortgage Association Pool
6.621%, 04/01/2018, #070009	43	43
6.822%, 09/01/2033, #725553 (a)	695	706
5.281%, 11/01/2034, #735054 (a)	830	820
4.860%, 09/01/2035, #745168 (a)	807	798
5.729%, 09/01/2036, #884778 (a)	1,030	1,032
		4,659

Fixed Rate - 11.2%
Federal Home Loan Mortgage Corporation Pool
4.000%, 04/01/2008, #M90808 (a)	543	537
6.500%, 04/01/2008, #E00225	6	6
7.000%, 04/01/2008, #E46044	3	3
4.000%, 10/01/2010, #M80855	817	796
5.500%, 03/01/2013, #E00546	110	109
4.500%, 05/01/2018, #P10032 (a)	406	397
6.500%, 11/01/2028, #C00676	483	495
7.000%, 12/01/2029, #G01091	90	93
6.500%, 07/01/2031, #A17212 (a)	324	332
6.000%, 05/01/2032, #C01361	113	114
Federal National Mortgage Association Pool
3.790%, 07/01/2013, #386314 (a)	1,325	1,226
6.000%, 09/01/2017, #653368	232	235
5.000%, 07/01/2018, #555621	1,136	1,114
5.000%, 12/01/2018, #725012	937	918
4.500%, 06/01/2019, #045181	337	324
5.000%, 11/01/2019, #725934	277	271
5.500%, 01/01/2020, #735386 (a)	515	514
5.500%, 06/01/2020, #735792	439	438
5.000%, 02/01/2021, #745279 (a)	1,499	1,467
5.000%, 02/15/2022 (d)	1,610	1,575
6.000%, 10/01/2022, #254513 (a)	441	446
5.500%, 10/01/2024, #255456 (a)	920	911
5.500%, 12/01/2024, #357662	804	796
5.500%, 02/01/2025, #255628	915	906
5.500%, 10/01/2025, #255956	1,472	1,456
7.000%, 04/01/2029, #323681	94	97
6.500%, 12/01/2031, #254169 (a)	374	380
6.000%, 04/01/2032, #745101 (a)	914	929
6.500%, 05/01/2032, #640032	723	739
7.000%, 07/01/2032, #545815 (a)	185	190
6.000%, 09/01/2032, #254447 (a)	363	365
6.000%, 01/01/2033, #676647	622	626
6.000%, 02/01/2033 (d)	1,405	1,410
5.500%, 04/01/2033, #694605	1,011	997
5.500%, 06/01/2033, #843435 (a)	465	459
5.500%, 07/01/2033, #728667 (a)	532	524
5.500%, 08/01/2033, #733380 (a)	1,140	1,124
5.000%, 10/01/2033, #741897	799	768
5.500%, 10/01/2033, #555800 (a)	1,174	1,157
6.000%, 11/01/2033, #772130	219	220
6.000%, 11/01/2033, #772256	204	205
5.500%, 12/01/2033, #756202	709	699
5.000%, 03/01/2034, #725205 (a)	892	858
5.000%, 03/01/2034, #725250 (a)	799	769
5.500%, 04/01/2034, #725424 (a)	424	418
5.500%, 05/01/2034, #357571 (a)	769	758
5.000%, 06/01/2034, #782909 (a)	387	372
6.500%, 06/01/2034, #735273	776	794
5.500%, 03/01/2036, #745354	2,839	2,794
6.500%, 04/01/2036, #852909 (a)	705	717
6.500%, 07/01/2036, #831683	648	659
6.000%, 08/01/2036, #885536	1,570	1,576
6.500%, 08/01/2036, #893318	581	591
6.000%, 11/01/2036, #902786	1,161	1,166
5.500%, 01/01/2037, #906059	999	982
5.500%, 01/01/2037, #908660 (a)	2	1
5.500%, 02/15/2037 (d)	1,700	1,672
Government National Mortgage Association Pool
6.500%, 10/20/2010, #002108	14	14
7.500%, 06/15/2027, #447728	9	9
7.500%, 09/15/2027, #455516	12	13
7.000%, 04/15/2029, #506639	165	171
		40,702

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $45,937)		45,361

Asset-Backed Securities - 6.5%
Automotive - 0.9%
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012	470	466
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.080%, 11/25/2011 (e)	935	925
Triad Auto Receivables Owner Trust
Series 2006-A, Class A3
4.770%, 01/12/2011	720	715
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.860%, 04/20/2012	1,170	1,159
		3,265

Commercial - 4.6%
Bank of America Commercial Mortgage
Series 2004-5, Class A3
4.561%, 11/10/2041	710	685
Series 2006-2, Class A4
5.741%, 05/10/2045	340	347
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.405%, 12/11/2040 (a)	635	630
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 (e)	585	585
Series 2005-LP5, Class A2
4.630%, 05/10/2043	925	905
Deutsche Mortgage and Asset Receiving
Series 1998-C1, Class A2
6.538%, 06/15/2031	274	275
GE Capital Commercial Mortgage Corporation
Series 2005-C3, Class A2
4.853%, 07/10/2045	725	713
GMAC Commercial Mortgage Securities
Series 2004-C2, Class A1
3.896%, 08/10/2038	501	490
Series 2005-C1, Class A2
4.471%, 05/10/2043	1,195	1,164
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	1,761	1,681
Series 2005-GG5, Class A2
5.117%, 04/10/2037	1,600	1,585
Series 2005-GG5, Class A5
5.224%, 04/10/2037	750	736
GS Mortgage Securities II
Series 2006-GG8, Class A4
5.560%, 11/10/2039	1,375	1,379
Series 2006-RR2, Class A1
5.694%, 06/23/2046 (c) (e)	985	985
Series 2006-RR3, Class A1S
5.659%, 03/18/2049 (e)	1,065	1,070
J.P. Morgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class A4
5.179%, 12/15/2044 (c)	540	531
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A2
3.086%, 05/15/2027	1,280	1,243
Series 2005-C7, Class A2
5.103%, 11/15/2030	800	792
Nomura Asset Securities
Series 1998-D6, Class A1B
6.590%, 03/15/2030	740	748
		16,544

Credit Cards - 0.5%
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4
5.450%, 05/10/2013	805	810
MBNA Credit Card Master Note Trust
Series 2005-A1, Class A1
4.200%, 09/15/2010	1,130	1,116
		1,926

Home Equity - 0.0%
Saxon Asset Securities Trust
Series 2004-1, Class A
5.590%, 03/25/2035 (c)	7	7

Other - 0.5%
Global Signal Trust
Series 2004-2A, Class A
4.232%, 12/15/2014 (e)	750	727
GRP/AG Real Estate Asset Trust
Series 2005-1, Class A
4.850%, 01/25/2035 (e)	54	54
Small Business Administration
Series 2006-P10B, Class 1
5.681%, 08/10/2016	1,141	1,151
		1,932

Total Asset-Backed Securities
(Cost $23,916)		23,674

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 6.2%
Adjustable Rate (c) - 3.3%
Bank of America Mortgage Securities
Series 2004-G, Class 2A3
4.232%, 08/25/2034	44	44
Citigroup Mortgage Loan Trust
Series 2004-HYB4, Class HAII
5.335%, 10/25/2034	2,242	2,225
Series 2005-7, Class 2A1A
4.861%, 09/25/2035	746	734
GMAC Mortgage Corporation Loan Trust
Series 2003-AR2, Class 4A1
4.733%, 12/19/2033	786	763
J.P. Morgan Trust
Series 2004-A1, Class 3A1
4.974%, 02/25/2034	1,323	1,298
Residential Funding Mortgage Securities I
Series 2006-SA2, Class 4A1
5.879%, 08/25/2036	1,012	1,005
Structured Mortgage Loan Trust
Series 2004-11, Class A
7.336%, 08/25/2034	72	72
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
4.949%, 10/20/2035	578	577
Washington Mutual
Series 2004-AR7, Class A6
3.944%, 07/25/2034	775	751
Wells Fargo Mortgage Backed Securities Trust
Series 2003-D, Class A1
4.795%, 02/25/2033	375	376
Series 2003-O, Class 5A1
4.806%, 01/25/2034	850	826
Series 2004-C, Class A1
4.939%, 04/25/2034	1,380	1,335
Series 2004-N, Class A3
4.099%, 08/25/2034	821	813
Series 2006-AR1, Class 2A2
5.560%, 03/25/2036	1,061	1,046
		11,865

Fixed Rate - 2.9%
ABN AMRO Mortgage
Series 2003-7, Class A1
4.750%, 07/25/2018	818	790
Bank of America Mortgage Securities
Series 2003-6, Class 1A30
4.750%, 08/25/2033	585	574
Countrywide Alternative Loan Trust
Series 2004-12CB, Class 1A1
5.000%, 07/25/2019	466	455
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	377	369
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034	363	362
Credit Suisse First Boston Mortgage Securities
Series 2005-3, Class 5A1
5.500%, 07/25/2020	602	600
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class A7
6.500%, 01/25/2035	551	556
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.937%, 03/25/2043	870	891
GSR Mortgage Loan Trust
Series 2004-10F, Class 3A1
5.500%, 08/25/2019	430	429
Master Alternative Loans Trust
Series 2005-2, Class 1A3
6.500%, 03/25/2035	322	325
Master Asset Securitization Trust
Series 2003-6, Class 3A1
5.000%, 07/25/2018	703	691
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.171%, 11/25/2034	397	399
Residential Asset Mortgage Products
Series 2004-SL4, Class A3
6.500%, 07/25/2032	309	314
Residential Funding Mortgage Securities I
Series 2004-S9, Class 2A1
4.750%, 12/25/2019	889	860
Washington Mutual
Series 2004-CB1, Class 1A
5.250%, 06/25/2019	695	687
Wells Fargo Mortgage Backed Securities Trust
Series 2003-14, Class A1
4.750%, 12/25/2018	572	551
Series 2004-7, Class 2A2
5.000%, 07/25/2019	1,510	1,472
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020	1	1
		10,326

Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $22,370)		22,191

Corporate Bonds - 5.6%
Banking - 0.2%
J.P. Morgan Chase
5.150%, 10/01/2015	160	156
J.P. Morgan Chase Capital XX
Series T,
6.550%, 09/29/2036 (a)	235	240
Wells Fargo Capital X
5.950%, 12/15/2036	230	226
		622

Basic Industry - 0.8%
Celulosa Arauco y Constitucion
5.625%, 04/20/2015 (a)	230	224
Evraz Group
8.250%, 11/10/2015 (e)	190	193
Falconbridge
7.350%, 06/05/2012	320	347
FMG Finance
10.000%, 09/01/2013 (e)	195	206
Griffin Coal Mining
9.500%, 12/01/2016 (a) (e)	200	207
Ineos Group Holdings
8.500%, 02/15/2016 (a) (e)	410	393
LPG International
7.250%, 12/20/2015	290	299
Noble Group Limited
6.625%, 03/17/2015 (e)	255	233
Sino Forest
9.125%, 08/17/2011 (a) (e)	195	206
Southern Copper
7.500%, 07/27/2035	190	202
Teck Cominco Limited
6.125%, 10/01/2035	190	181
Vale Overseas
6.250%, 01/11/2016	175	176
Vedanta Resources
6.625%, 02/22/2010 (e)	180	177
		3,044

Brokerage - 0.4%
Bear Stearns
5.550%, 01/22/2017	270	267
Goldman Sachs Group
5.625%, 01/15/2017	395	390
Merrill Lynch
6.050%, 05/16/2016 (a)	465	477
Morgan Stanley
5.375%, 10/15/2015	440	434
		1,568

Capital Goods - 0.2%
Chart Industries
9.125%, 10/15/2015 (e)	195	207
Owens-Illinois
8.100%, 05/15/2007 (a)	325	326
Siemens Financiering
6.125%, 08/17/2026 (e)	225	228
		761

Communications - 0.2%
C & M Finance
8.100%, 02/01/2016 (a) (e)	180	184
Echostar DBS
7.000%, 10/01/2013	160	160
Telecom Italia Capital
7.200%, 07/18/2036 (a)	235	240
Vimpelcom
8.250%, 05/23/2016 (e)	230	243
		827

Consumer Cyclical - 0.4%
Autonation
7.000%, 04/15/2014	290	291
DaimlerChrysler
4.875%, 06/15/2010	130	127
Duty Free International
7.000%, 01/15/2004 (f) (g)	588	118
Galaxy Entertainment
9.875%, 12/15/2012 (a) (e)	175	189
General Motors
8.250%, 07/15/2023	230	218
Lippo Karwaci Finance
8.875%, 03/09/2011	175	170
MGM Mirage
6.625%, 07/15/2015	290	277
Shimao Property Holdings
8.000%, 12/01/2016 (e)	205	207
		1,597

Consumer Non Cyclical - 0.1%
Fisher Scientific International
6.750%, 08/15/2014	220	225
JBS
10.500%, 08/04/2016 (e)	140	152
		377

Electric - 0.6%
Edison Mission Energy
7.500%, 06/15/2013	175	182
Florida Power & Light
5.650%, 02/01/2037	270	264
ISA Capital DO Brasil
8.800%, 01/30/2017 (e)	180	185
MidAmerican Energy Holdings
6.125%, 04/01/2036	400	404
NRG Energy
7.250%, 02/01/2014	310	311
Ohio Power, Series K
6.000%, 06/01/2016	275	281
Oncor Electric Delivery
7.000%, 05/01/2032	225	244
Pacific Gas & Electric
6.050%, 03/01/2034	230	230
		2,101

Energy - 0.6%
Bluewater Finance
10.250%, 02/15/2012	300	314
Gaz Capital
6.212%, 11/22/2016 (e)	320	316
Gazprom International
7.201%, 02/01/2020 (e)	225	235
Petro-Canada
5.350%, 07/15/2033	190	165
Tengizcheveroil Finance
6.124%, 11/15/2014 (e)	370	367
Tesoro
6.625%, 11/01/2015 (a)	375	377
XTO Energy
6.100%, 04/01/2036	345	332
		2,106

Finance - 0.2%
Capital One Capital III
7.686%, 08/15/2036 (a)	355	399
Gazprombank
6.500%, 09/23/2015	240	238
		637

Insurance - 0.4%
Allied World Assurance
7.500%, 08/01/2016	410	440
Liberty Mutual Group
6.500%, 03/15/2035 (e)	275	266
Unumprovident
5.997%, 05/15/2008	335	336
ZFS Finance USA Trust II
6.450%, 12/15/2065 (c) (e)	520	527
		1,569

Natural Gas - 0.1%
Enterprise Products
8.375%, 08/01/2066	180	197
Southern Union
7.200%, 11/01/2066 (c)	155	154
		351

Real Estate Investment Trust - 0.2%
Health Care Properties, Series MTN
6.300%, 09/15/2016	380	383
Prologis 2006
5.750%, 04/01/2016	445	445
		828

Sovereigns - 0.4%
Federal Republic of Brazil
6.000%, 01/17/2017	640	625
Republic of Philippines
6.375%, 01/15/2032	135	131
Russian Federation,
5.000% through 03/31/2007 thereafter
7.500% 03/31/2030 (e)	330	366
United Mexican States
5.625%, 01/15/2017 (a)	305	301
		1,423

Technology - 0.7%
Avnet
6.000%, 09/01/2015	350	345
Chartered Semiconductor
6.375%, 08/03/2015	250	251
Ciena
3.750%, 02/01/2008	120	117
Freescale Semiconductor
9.125%, 12/15/2014 (e)	160	159
Jabil Circuit
5.875%, 07/15/2010	680	674
LG Electronics
5.000%, 06/17/2010 (e)	340	332
NXP BV/NXP Funding
7.875%, 10/15/2014 (a) (e)	160	165
Seagate Technology
6.375%, 10/01/2011	335	334
		2,377

Transportation - 0.1%
Hertz
8.875%, 01/01/2014	175	186
Total Corporate Bonds
(Cost $20,768)		20,374

U.S. Government & Agency Securities - 3.7%
U.S. Agency Debentures - 0.5%
Federal National Mortgage Association
5.250%, 08/01/2012 (a)	1,745	1,742
U.S. Treasuries - 3.2%
U.S. Treasury Bonds
8.125%, 08/15/2021 (a)	385	508
2.375%, 01/15/2025 (a)	668	664
7.625%, 02/15/2025 (a)	400	523
6.875%, 08/15/2025 (a)	1,600	1,954
4.500%, 02/15/2036 (a)	2,155	2,014
U.S. Treasury Notes
4.625%, 12/31/2011 (a)	2,830	2,805
2.500%, 07/15/2016 (a)	2,844	2,870
4.625%, 11/15/2016 (a)	135	133
		11,471

Total U.S. Government & Agency Securities
(Cost $13,327)		13,213

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 1.1%
Fixed Rate - 1.1%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011 (a)	594	581
Series 85, Class C
8.600%, 01/15/2021	84	88
Series 1136, Class H
6.000%, 09/15/2021	60	60
Federal National Mortgage Association
Series 1989-2, Class D
8.800%, 01/25/2019	6	6
Series 1989-37, Class G
8.000%, 07/25/2019	82	87
Series 1990-30, Class E
6.500%, 03/25/2020	37	38
Series 1990-63, Class H
9.500%, 06/25/2020	18	19
Series 1990-89, Class K
6.500%, 07/25/2020	4	4
Series 1990-105, Class J
6.500%, 09/25/2020	57	59
Series 2005-44, Class PC
5.000%, 11/25/2027 (a)	1,139	1,121
Series 2003-81, Class MB
5.000%, 05/25/2029 (a)	960	946
Series 2005-62, Class JE
5.000%, 06/25/2035 (a)	845	833
Government National Mortgage Association
Series 3, Class F
6.500%, 06/17/2020	7	7
Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $3,872)		3,849

Short-Term Investments - 3.0%
Money Market Fund - 3.0%	SHARES
First American Prime Obligations Fund, Class Z (h)	10,914,352	10,914
U.S. Treasury Obligation - 0.0%	PAR
U.S. Treasury Bill
4.982%, 04/05/2007 (i)	85	84
Total Short-Term Investments
(Cost $10,998)		10,998
Investment Purchased with Proceeds from Securities Lending (j) - 24.8%	SHARES
Mount Vernon Securities Lending Prime Portfolio (h)	89,772,293
(Cost $89,772)		89,772
Total Investments - 127.2%
(Cost $428,275)		459,884
Other Assets and Liabilities, Net - (27.2)%		(98,230)
Total Net Assets - 100.0%		$361,654

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available securities are valued at fair value as determined in good faith by procedures established by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2007, the fund held fair valued securities disclosed in footnote (f).

(a)	This security or a portion of this security is out on loan at January 31, 2007. Total loaned securities had a market value of $87,604 at January 31, 2007.
(b)	Non-income producing security.
(c)	Variable Rate Security - The rate shown is the rate in effect at January 31, 2007.
(d)	Security purchased on a when-issued basis. On January 31, 2007, the total cost of investments purchased on a when-issued basis was $4,689.
(e)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the fund's board of directors. As of January 31, 2007, the value of these investments was $10,289 or 2.8% of total net assets.

(f)	Security is fair valued and illiquid. As of January 31, 2007, the value of this investment was $118 or 0.0% of total net assets.
(g)	Security is in default at January 31, 2007.
(h)	Investment in affiliated security. This money market fund is advised by FAF Advisors Inc., which also serves as advisor to this fund.
(i)	Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is the effective yield as of January 31, 2007.
(j)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested as noted in the schedule above.

ADR -	American Depository Receipt
REIT -	Real Estate Investment Trust

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

U.S. Treasury
2 Year Note Futures	60	$12,216	March 2007	$(59)
U.S. Treasury
5 Year Note Futures	39	4,077	March 2007	(46)
U.S. Treasury
10 Year Note Futures	(90)	(9,608)	March 2007	163
U.S. Treasury
Long Bond Futures	23	2,533	March 2007	(73)
				$(15)

Credit Default Swap Agreements

	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Unrealized
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	Depreciation

J.P. Morgan	ABX-HE-BBB	Sell	2.420%	05/25/2046	$250	$(29)

Interest Rate Swap Agreements

	Floating
	Rate	Pay/Receive		Expiration	Notional	Unrealized
Counterparty	Index	Floating Rate	Fixed Rate	Date	Amount	Appreciation

Citigroup	3-Month LIBOR	Receive	5.303%	10/26/2008	$17,000	$9
Citigroup	3-Month LIBOR	Pay	5.360%	10/26/2016	4,000	5
						$14

Schedule of Investments January 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Equity Income Fund

DESCRIPTION	SHARES	VALUE +

Common Stocks - 98.3%
Consumer Discretionary - 8.5%
Domino's Pizza (a)	342,096	$9,774
Gap	743,214	14,248
Harrah's Entertainment	278,614	23,537
Mattel	615,110	14,984
McDonald's	525,325	23,298
Talbots (a)	354,532	8,367
Time Warner (a)	786,059	17,191
		111,399

Consumer Staples - 7.8%
Altria Group	336,922	29,444
Avon Products	222,726	7,659
Coca-Cola	287,969	13,788
General Mills (a)	300,087	17,177
PepsiCo	208,125	13,578
Wal-Mart Stores	447,313	21,332
		102,978

Energy - 11.8%
BP, ADR (a)	567,791	36,060
ChevronTexaco (a)	357,297	26,040
ConocoPhillips	455,915	30,277
Enterra Energy Trust	448,218	3,209
Exxon Mobil (a)	615,232	45,589
Halliburton (a)	322,919	9,539
Spectra Energy (a)	167,572	4,377
		155,091

Financials - 22.4%
AllianceBernstein Holding	379,959	34,230
American International Group (a)	580,286	39,721
Apartment Investment & Management - REIT	313,525	19,636
Bank of America	867,969	45,638
Citigroup	732,432	40,379
Duke Realty - REIT (a)	176,842	7,802
Goldman Sachs Group	82,795	17,566
ICICI Bank, ADR (a)	456,311	20,146
IndyMac Bancorp	38,766	1,508
Merrill Lynch	201,121	18,817
Northern Trust	156,946	9,534
Wachovia	575,411	32,511
Wells Fargo	181,442	6,517
		294,005

Healthcare - 11.5%
Abbott Laboratories	552,851	29,301
Baxter International	473,746	23,526
Eli Lilly	165,203	8,941
Johnson & Johnson	443,382	29,618
Pfizer	832,567	21,846
Wyeth Pharmaceuticals	759,702	37,537
		150,769

Industrials - 11.7%
3M	253,362	18,825
Avery Dennison	150,912	10,316
Emerson Electric	456,801	20,542
General Dynamics	182,224	14,241
General Electric	1,286,917	46,394
Honeywell International	514,110	23,490
United Parcel Service, Class B (a)	265,637	19,200
		153,008

Information Technology - 9.7%
Hewlett-Packard	878,057	38,002
Intel	1,294,924	27,141
Microsoft	783,334	24,174
Motorola	768,401	15,253
QUALCOMM	331,326	12,478
Texas Instruments	329,845	10,288
		127,336

Materials - 3.7%
Dow Chemical	208,450	8,659
E.I. Du Pont de Nemours (a)	466,652	23,127
Praxair	260,064	16,400
		48,186

Telecommunication Services - 8.1%
ALLTEL	192,991	11,829
AT&T	1,139,761	42,889
Verizon Communications	825,543	31,800
Vodafone Group, ADR (a)	499,120	14,669
Windstream (a)	361,216	5,375
		106,562

Utilities - 3.1%
Atmos Energy (a)	183,924	5,746
Duke Energy (a)	531,490	10,465
Xcel Energy (a)	1,043,586	24,347
		40,558
Total Common Stocks
(Cost $896,672)		1,289,892

Convertible Corporate Bond - 0.4%	PAR
Medarex
2.250%, 05/15/2011
(Cost $3,491)	$3,934	4,716

Short-Term Investment - 0.6%	SHARES
First American Prime Obligations Fund, Class Z (b)
(Cost $8,319)	8,319,037	8,319
Investment Purchased with Proceeds from Securities Lending (c) - 6.6%
Mount Vernon Securities Lending Prime Portfolio (b)
(Cost $86,127)	86,127,480	86,127
Total Investments - 105.9%
(Cost $994,609)		1,389,054
Other Assets and Liabilities, Net - (5.9)%		(77,217)
Total Net Assets - 100.0%		$1,311,837

+
Security valuation for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available securities are valued at fair value as determined in good faith by procedures established by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2007, the fund held no fair valued securities.

(a)	This security or a portion of this security is out on loan at January 31, 2007. Total loaned securities had a market value of $84,134 at January 31, 2007.
(b)	Investment in affiliated security. This money market fund is advised by FAF Advisors Inc., which also serves as advisor to this fund.
(c)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested as noted in the schedule above.

ADR -	American Depository Receipt
REIT -	Real Estate Investment Trust

Schedule of Investments January 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Equity Index Fund

DESCRIPTION	SHARES	VALUE +

Common Stocks - 99.1%
Consumer Discretionary - 10.7%
Amazon.com (a) (b)	48,568	$1,830
Apollo Group, Class A (a) (b)	22,861	992
Autonation (a) (b)	26,246	589
Autozone (a) (b)	8,662	1,088
Bed Bath & Beyond (a) (b)	46,740	1,972
Best Buy (a)	68,983	3,477
Big Lots (a) (b)	17,973	466
Black & Decker (a)	12,316	1,075
Brunswick (a)	14,655	500
Carnival	67,812	3,496
CBS, Class B (a)	121,462	3,786
Centex (a)	20,093	1,079
Circuit City Stores (a)	32,110	655
Clear Channel Communications	74,305	2,699
Coach (a) (b)	59,471	2,727
Comcast, Class A (a) (b)	332,311	14,728
D.R. Horton (a)	42,648	1,239
Darden Restaurants	21,303	834
Dillard's, Class A (a)	9,652	331
DIRECTV Group (a) (b)	98,503	2,402
Dollar General	47,116	798
Dow Jones & Company	9,215	348
E.W. Scripps, Class A (a)	10	-
Eastman Kodak (a)	44,696	1,156
Family Dollar Stores	24,322	788
Federated Department Stores (a)	84,419	3,503
Ford Motor (a)	296,242	2,408
Fortune Brands	22,631	1,895
Gannett (a)	37,608	2,187
Gap	90,130	1,728
General Motors (a)	90,755	2,980
Genuine Parts	27,195	1,292
Goodyear Tire & Rubber (b)	27,948	690
Harley-Davidson (a)	43,101	2,943
Harman International Industries	9,842	931
Harrah's Entertainment	24,991	2,111
Hasbro	24,854	706
Hilton Hotels (a)	59,133	2,093
Home Depot	329,682	13,431
IAC/InterActiveCorp (a) (b)	26,468	1,016
International Game Technology	52,767	2,293
Interpublic Group of Companies (a) (b)	66,455	875
J.C. Penney (a)	37,336	3,033
Johnson Controls (a)	29,497	2,727
Jones Apparel Group	18,349	627
KB HOME	12,273	665
Kohl's (a) (b)	48,692	3,453
Leggett & Platt (a)	28,853	699
Lennar	21,998	1,196
Limited	54,605	1,526
Liz Claiborne (a)	16,739	743
Lowe's (a)	242,926	8,189
Marriott International, Class A (a)	51,545	2,481
Mattel	63,465	1,546
McDonald's	197,609	8,764
McGraw-Hill	60,074	4,030
New York Times, Class A (a)	22,732	525
Newell Rubbermaid (a)	42,785	1,264
News (a)	384,074	8,930
Nike, Class B (a)	29,783	2,943
Nordstrom (a)	35,330	1,968
Office Depot (a) (b)	49,688	1,858
Officemax	11,064	534
Omnicom Group (a)	28,320	2,979
Pulte Homes (a)	33,817	1,161
RadioShack (a)	21,115	467
Sears (a) (b)	14,147	2,499
Sherwin-Williams (a)	19,152	1,323
Snap-On (a)	9,204	444
Stanley Works (a)	12,768	731
Staples (a)	114,628	2,948
Starbucks (a) (b)	120,464	4,209
Starwood Hotels & Resorts Worldwide	33,434	2,092
Target (a)	137,882	8,460
Tiffany & Company (a)	23,172	910
Time Warner (a)	677,803	14,824
TJX	68,714	2,032
Tribune (a)	47,900	1,463
Univision Communications, Class A (a) (b)	40,142	1,433
V.F.	13,796	1,047
Viacom, Class B (b)	120,530	4,902
Walt Disney (a)	314,374	11,057
Wendy's International	17,688	601
Whirlpool (a)	12,324	1,127
Wyndham Worldwide (b)	32,177	1,004
Yum! Brands	42,901	2,575
		220,126

Consumer Staples - 9.1%
Altria Group	326,482	28,531
Anheuser-Busch	121,661	6,201
Archer-Daniels-Midland	103,222	3,303
Avon Products (a)	74,497	2,562
Brown-Forman, Class B	8,818	578
Campbell Soup	28,998	1,116
Clorox	23,610	1,545
Coca-Cola Enterprises	36,134	741
Coca-Cola (a)	328,234	15,716
Colgate-Palmolive	81,188	5,545
ConAgra Foods (a)	83,063	2,136
Constellation Brands, Class A (a) (b)	28,876	714
Costco Wholesale (a)	73,978	4,156
CVS (a)	124,767	4,198
Dean Foods (b)	5,667	251
Estee Lauder, Class A	8,338	396
General Mills (a)	51,562	2,951
H.J. Heinz (a)	52,445	2,471
Hershey Foods (a)	28,412	1,450
Kellogg (a)	40,339	1,988
Kimberly-Clark (a)	73,279	5,086
Kroger (a)	113,437	2,904
McCormick	20,991	819
Molson Coors Brewing (a)	9,950	804
Pepsi Bottling (a)	21,621	684
PepsiCo	263,217	17,172
Procter & Gamble	514,173	33,354
Reynolds American (a)	27,236	1,757
Safeway (a)	70,303	2,533
Sara Lee	118,987	2,041
SUPERVALU (a)	31,664	1,203
Sysco (a)	103,595	3,579
Tyson Foods, Class A (a)	39,656	704
UST (a)	25,641	1,473
Walgreen (a)	158,555	7,183
Wal-Mart Stores (a)	390,271	18,612
Whole Foods Market (a)	20,315	877
Wrigley, William Jr. (a)	32,452	1,672
		189,006

Energy - 9.6%
Anadarko Petroleum	75,515	3,304
Apache (a)	52,443	3,827
Baker Hughes	53,614	3,701
BJ Services	47,154	1,304
Chesapeake Energy (a)	57,751	1,710
ChevronTexaco (a)	350,332	25,532
ConocoPhillips	261,167	17,344
Consol Energy	28,001	964
Devon Energy (a)	72,379	5,073
El Paso (a)	102,509	1,591
ENSCO International (a)	13,189	671
EOG Resources (a)	38,323	2,649
Exxon Mobil (a)	949,003	70,321
Halliburton (a)	161,454	4,769
Hess (a)	38,071	2,056
Kinder Morgan	13,321	1,412
Marathon Oil	55,618	5,025
Murphy Oil (a)	24,498	1,218
Nabors Industries (a) (b)	46,288	1,402
National-Oilwell Varco (a) (b)	27,454	1,665
Noble	21,710	1,627
Occidental Petroleum	128,683	5,966
Peabody Energy	41,017	1,675
Rowan	17,399	572
Schlumberger (a)	184,529	11,716
Smith International (a)	30,374	1,205
Spectra Energy (a) (b)	94,489	2,468
Sunoco	21,372	1,349
Transocean (b)	51,188	3,960
Valero Energy	96,613	5,244
Weatherford International (b)	53,834	2,174
Williams	93,801	2,532
XTO Energy (a)	57,685	2,911
		198,937

Financials - 21.9%
ACE	46,464	2,685
AFLAC (a)	78,422	3,734
Allstate	110,665	6,658
Ambac Financial Group	17,060	1,503
American Express	193,981	11,294
American International Group (a)	410,222	28,080
Ameriprise Financial	36,785	2,169
AON	50,818	1,822
Apartment Investment & Management - REIT	15,496	970
Archstone-Smith Trust - REIT	34,194	2,161
Avalonbay Communities - REIT (a)	5,748	853
Bank of America	743,886	39,113
Bank of New York	120,681	4,828
BB&T (a)	84,986	3,591
Bear Stearns (a)	16,844	2,777
Boston Properties - REIT (a)	17,568	2,215
Capital One Financial	73,131	5,880
CB Richard Ellis Group (a) (b)	24,480	921
Charles Schwab	159,410	3,016
Chicago Mercantile Exchange (a)	5,496	3,096
Chubb	57,802	3,008
Cincinnati Financial	24,632	1,102
CIT Group	31,622	1,864
Citigroup	797,981	43,993
Comerica (a)	25,920	1,537
Commerce Bancorp (a)	29,044	981
Compass Bancshares (a)	14,400	877
Countrywide Financial	94,054	4,089
E*TRADE Financial (b)	67,625	1,649
Equity Office Properties Trust - REIT (a)	66,089	3,671
Equity Residential Properties Trust - REIT (a)	45,177	2,542
Fannie Mae	151,636	8,572
Federated Investors, Class B	13,246	468
Fifth Third Bancorp (a)	86,903	3,467
First Horizon National (a)	19,658	857
Franklin Resources (a)	23,274	2,772
Freddie Mac	107,938	7,008
Genworth Financial, Class A (a)	53,432	1,865
Goldman Sachs Group (a)	68,631	14,561
Hartford Financial Services Group	45,523	4,321
Huntington Bancshares (a)	33,291	775
J.P. Morgan Chase	554,900	28,261
Janus Capital Group (a)	37,950	777
KeyCorp	63,926	2,440
Kimco Realty - REIT (a)	34,240	1,698
Legg Mason (a)	19,723	2,068
Lehman Brothers Holdings (a)	84,663	6,963
Lincoln National	47,239	3,172
Loew's	63,539	2,761
M&T Bank (a)	12,513	1,518
Marsh & McLennan	82,775	2,442
Marshall & Ilsley (a)	32,513	1,530
MBIA (a)	21,118	1,517
Mellon Financial	67,587	2,889
Merrill Lynch	144,076	13,480
Metlife (a)	119,603	7,430
MGIC Investment	15,735	971
Moody's (a)	38,956	2,788
Morgan Stanley	169,724	14,051
National City	86,174	3,262
Northern Trust	29,052	1,765
Plum Creek Timber - REIT (a)	29,072	1,170
PNC Financial Services (a)	43,409	3,202
Principal Financial Group	51,497	3,173
Progressive	125,792	2,917
Prologis - REIT	34,033	2,212
Prudential Financial (a)	80,982	7,218
Public Storage - REIT (a)	14,215	1,546
Realogy (a) (b)	35,015	1,047
Regions Financial (a)	115,346	4,182
SAFECO (a)	19,639	1,257
Simon Property Group - REIT (a)	31,787	3,636
SLM	65,427	3,007
Sovereign Bancorp	59,206	1,459
St. Paul Travelers Companies	107,398	5,461
State Street	56,183	3,992
SunTrust Banks (a)	53,674	4,460
Synovus Financial (a)	46,655	1,490
T. Rowe Price Group (a)	39,318	1,887
Torchmark (a)	16,285	1,058
U.S. Bancorp (a) (c)	284,911	10,143
UnumProvident (a)	54,029	1,189
Vornado Realty Trust - REIT	20,504	2,509
Wachovia (a)	284,479	16,073
Washington Mutual	154,757	6,901
Wells Fargo	523,767	18,814
XL Capital Limited, Class A (a)	25,646	1,770
Zions Bancorporation	13,704	1,162
		452,063

Healthcare - 12.1%
Abbott Laboratories	245,309	13,001
Aetna	91,760	3,869
Allergan (a)	20,121	2,348
AmerisourceBergen	33,171	1,737
Amgen (a) (b)	192,720	13,562
Applera	31,036	1,079
Barr Pharmaceuticals (a) (b)	13,079	700
Bausch & Lomb	8,640	481
Baxter International	97,167	4,825
Becton, Dickinson & Company	39,658	3,051
Biogen IDEC (b)	53,116	2,568
Biomet (a)	39,052	1,654
Boston Scientific (b)	191,722	3,537
Bristol-Myers Squibb	304,529	8,767
C.R. Bard	16,354	1,350
Cardinal Health	68,070	4,862
Caremark Rx	70,665	4,329
Celgene (a) (b)	54,551	2,928
CIGNA	19,528	2,586
Coventry Health Care (b)	25,944	1,337
Eli Lilly	159,639	8,640
Express Scripts (a) (b)	22,993	1,598
Forest Laboratories, Class A (a) (b)	53,090	2,979
Genzyme (a) (b)	38,905	2,557
Gilead Sciences (b)	68,762	4,423
Health Management Associates, Class A (a)	37,265	725
Hospira (b)	25,847	951
Humana (b)	25,968	1,441
IMS Health	36,767	1,061
Johnson & Johnson	466,896	31,189
King Pharmaceuticals (a) (b)	38,815	693
Laboratory Corporation of America (a) (b)	21,028	1,544
Manor Care	12,477	664
McKesson HBOC	47,677	2,658
Medco Health Solutions (a) (b)	48,214	2,855
Medimmune (a) (b)	39,084	1,355
Medtronic (a)	187,540	10,024
Merck (a)	343,986	15,393
Millipore (b)	7,779	533
Mylan Laboratories (a)	34,243	758
Patterson Companies (a) (b)	21,792	820
PerkinElmer	21,028	502
Pfizer	1,161,365	30,474
Quest Diagnostics	26,139	1,372
Schering-Plough	230,783	5,770
St. Jude Medical (a) (b)	57,678	2,466
Stryker (a)	45,910	2,844
Tenet Healthcare (a) (b)	74,082	523
Thermo Fisher Scientific (b)	64,292	3,076
UnitedHealth Group	205,874	10,759
Watson Pharmaceuticals (a) (b)	17,231	469
Wellpoint (b)	98,058	7,686
Wyeth Pharmaceuticals	209,263	10,340
Zimmer Holdings (a) (b)	38,960	3,281
		250,994

Industrials - 10.8%
3M	124,083	9,219
Allied Waste Industries (a) (b)	33,665	431
American Power Conversion	27,238	837
American Standard	28,061	1,386
Avery Dennison	16,825	1,150
Boeing	129,487	11,597
Burlington Northern Santa Fe (a)	58,576	4,707
Caterpillar (a)	107,250	6,871
Cintas	21,646	891
Cooper Industries	14,617	1,336
CSX	69,492	2,557
Cummins (a)	6,398	861
Danaher (a)	37,169	2,753
Deere & Company	37,872	3,798
Dover (a)	26,539	1,316
Eaton	23,169	1,815
Emerson Electric	130,146	5,853
Equifax	20,477	850
FedEx (a)	46,773	5,164
Fluor (a)	12,617	1,042
General Dynamics	61,349	4,794
General Electric	1,653,181	59,597
Goodrich	18,705	917
H&R Block (a)	56,952	1,401
Honeywell International	134,833	6,160
Illinois Tool Works (a)	64,103	3,269
Ingersoll-Rand, Class A (a)	51,887	2,225
ITT Industries	28,830	1,720
L-3 Communications Holdings (a)	15,932	1,312
Lockheed Martin (a)	55,850	5,428
Masco (a)	66,633	2,132
Monster Worldwide (a) (b)	20,248	1,000
Norfolk Southern	64,771	3,216
Northrop Grumman (a)	55,762	3,956
Paccar (a)	39,822	2,663
Pall	19,750	686
Parker Hannifin (a)	18,386	1,522
Pitney Bowes (a)	28,225	1,351
R.R. Donnelley & Sons	34,067	1,264
Raytheon (a)	69,582	3,611
Robert Half International	26,957	1,097
Rockwell Automation (a)	26,799	1,640
Rockwell Collins	27,841	1,899
Ryder System (a)	9,893	540
Southwest Airlines (a)	118,894	1,795
Terex (a) (b)	8,200	466
Textron (a)	20,882	1,946
Tyco International (a)	315,245	10,050
Union Pacific	39,901	4,030
United Parcel Service, Class B (a)	169,326	12,239
United Technologies	160,528	10,919
W.W. Grainger (a)	13,415	1,042
Waste Management	85,992	3,266
		223,587

Information Technology - 15.1%
ADC Telecommunications (b)	18,453	298
Adobe Systems (b)	94,490	3,673
Advanced Micro Devices (a) (b)	85,815	1,334
Affiliated Computer Services, Class A (b)	20,784	1,018
Agilent Technologies (a) (b)	67,225	2,151
Altera (b)	56,825	1,139
Analog Devices (a)	57,521	1,884
Apple Computer (a) (b)	132,568	11,365
Applied Materials (a)	236,911	4,200
Autodesk (b)	36,150	1,581
Automatic Data Processing	91,612	4,372
Avaya (b)	72,580	931
BMC Software (a) (b)	33,964	1,168
Broadcom, Class A (b)	71,305	2,276
CA (a)	65,461	1,607
Ciena (a) (b)	13,407	377
Cisco Systems (b)	962,574	25,595
Citrix Systems (b)	28,722	910
Cognizant Technology Solutions, Class A (a) (b)	19,054	1,625
Computer Sciences (b)	26,879	1,410
Compuware (b)	62,584	561
Convergys (b)	22,085	575
Corning (b)	245,691	5,120
Dell (a) (b)	369,275	8,955
eBay (b)	183,903	5,957
Electronic Arts (a) (b)	47,029	2,351
Electronic Data Systems	76,450	2,011
EMC (a) (b)	375,061	5,247
Fidelity National Information Services	8,499	361
First Data (a)	123,917	3,081
Fiserv (a) (b)	29,127	1,531
Google, Class A (a) (b)	33,428	16,757
Hewlett-Packard	444,655	19,245
IBM	247,829	24,572
Intel	926,050	19,410
Intuit (b)	55,519	1,746
Jabil Circuit (a)	28,626	687
JDS Uniphase (a) (b)	33,399	594
Juniper Networks (a) (b)	89,440	1,621
KLA-Tencor (a)	30,300	1,492
Lexmark International Group, Class A (a) (b)	18,409	1,160
Linear Technology (a)	47,766	1,478
LSI Logic (a) (b)	60,626	570
Maxim Integrated Products (a)	51,405	1,583
Micron Technology (a) (b)	94,238	1,220
Microsoft	1,351,471	41,706
Molex (a)	22,620	665
Motorola	385,764	7,657
National Semiconductor (a)	56,292	1,302
NCR (b)	28,783	1,364
Network Appliance (a) (b)	58,484	2,199
Novell (b)	60,068	436
Novellus Systems (a) (b)	20,952	646
NVIDIA (a) (b)	54,406	1,668
Oracle (b)	630,417	10,818
Paychex	52,518	2,101
PMC-Sierra (a) (b)	33,040	208
QLogic (b)	25,346	464
QUALCOMM	257,392	9,693
Sabre Holdings, Class A	22,735	735
SanDisk (a) (b)	35,670	1,434
Sanmina - SCI (b)	84,438	296
Seagate Technology, Escrow Shares (b) (d)	44,886	-
Solectron (a) (b)	144,842	471
Sun Microsystems (a) (b)	551,601	3,663
Symantec (a) (b)	170,232	3,015
Tektronix	13,194	373
Tellabs (a) (b)	71,913	724
Teradyne (a) (b)	30,448	454
Texas Instruments	253,183	7,897
Unisys (b)	51,867	447
VeriSign (a) (b)	38,803	927
Waters (b)	17,428	988
Western Union (a)	123,341	2,755
Xerox (b)	150,323	2,586
Xilinx	54,352	1,321
Yahoo! (a) (b)	195,512	5,535
		311,347

Materials - 3.0%
Air Products and Chemicals	35,579	2,656
Alcoa	136,883	4,421
Allegheny Technologies (a)	16,001	1,656
Ashland	11,243	782
Ball (a)	10,940	507
Bemis	16,606	563
Dow Chemical	153,715	6,385
E.I. Du Pont de Nemours (a)	144,799	7,176
Eastman Chemical (a)	11,757	688
Ecolab (a)	28,919	1,270
Freeport McMoran Copper & Gold, Class B (a)	28,783	1,655
Hercules (a) (b)	17,245	338
International Flavors & Fragrances (a)	11,121	539
International Paper (a)	71,119	2,397
MeadWestvaco	28,588	862
Monsanto (a)	85,421	4,706
Newmont Mining (a)	70,723	3,190
NuCor	51,493	3,323
Pactiv (b)	23,521	763
Phelps Dodge	31,810	3,932
PPG Industries (a)	26,513	1,758
Praxair	51,664	3,258
Rohm & Haas	22,677	1,181
Sealed Air (a)	12,867	848
Sigma-Aldrich	21,078	800
Temple-Inland (a)	18,383	918
United States Steel	18,219	1,521
Vulcan Materials (a)	15,988	1,628
Weyerhaeuser	37,505	2,813
		62,534

Telecommunication Services - 3.5%
ALLTEL (a)	56,530	3,465
AT&T (a)	991,939	37,326
CenturyTel (a)	20,708	928
Citizens Communications	50,157	735
Embarq	23,143	1,285
Qwest Communications International (a) (b)	250,389	2,041
Sprint (a)	467,511	8,336
Verizon Communications (a)	445,553	17,163
Windstream (a)	75,739	1,127
		72,406

Utilities - 3.3%
AES (a) (b)	104,713	2,177
Allegheny Energy (b)	25,536	1,188
Ameren (a)	29,822	1,584
American Electric Power	61,719	2,687
Centerpoint Energy (a)	47,678	823
CMS Energy (b)	35,088	586
Consolidated Edison (a)	36,672	1,770
Constellation Energy	26,460	1,920
Dominion Resources	54,312	4,506
DTE Energy (a)	26,017	1,206
Duke Energy (a)	188,979	3,721
Dynegy, Class A (b)	61,206	431
Edison International	50,856	2,287
Entergy	36,100	3,352
Exelon	107,054	6,422
FirstEnergy	51,484	3,055
FPL Group (a)	61,955	3,510
KeySpan	27,986	1,142
NICOR (a)	7,097	323
NiSource	40,753	970
People's Energy (a)	6,099	266
PG&E (a)	60,531	2,826
Pinnacle West Capital	15,861	774
PPL	56,881	2,025
Progress Energy - Contingent Value Obligation (b)	7,176	2
Progress Energy (a)	38,324	1,822
Public Service Enterprises	37,266	2,498
Questar	10,546	856
Sempra Energy (a)	40,817	2,342
Southern	116,151	4,243
TECO Energy	31,026	526
TXU	80,735	4,366
Xcel Energy (a)	64,273	1,499
		67,705
Total Common Stocks
(Cost $1,256,836)		2,048,705

Short-Term Investments - 1.2%
Money Market Fund - 1.1%
First American Prime Obligations Fund, Class Z (c) (e)	23,479,661	23,480
U.S. Treasury Obligation - 0.1%	PAR
U.S. Treasury Bill
4.910%, 03/01/2007 (f)	$2,722	2,712
Total Short-Term Investments
(Cost $26,192)		26,192
Investments Purchased with Proceeds from Securities Lending (g) - 18.2%	SHARES
Mount Vernon Securities Lending Prime Portfolio (c) (e)
(Cost $375,658)	375,658,288	375,658
Total Investments - 118.5%
(Cost $1,658,686)		2,450,555
Other Assets and Liabilities, Net - (18.5)%		(382,785)
Total Net Assets - 100.0%		$2,067,770

+
Security valuation for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available securities are valued at fair value as determined in good faith by procedures established by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2007, the fund held fair valued securities disclosed in footnote (d).

(a)	This security or a portion of this security is out on loan at January 31, 2007. Total loaned securities had a market value of $365,846 at January 31, 2007.
(b)	Non-income producing security.
(c)	Investment in affiliated security. As of January 31, 2007, the market value of these investments was $409,281 or 19.8% of total net assets.
(d)	Security is fair valued and illiquid. As of January 31, 2007, the market value of this investment was $0 or 0.0% of total net assets.
(e)	This money market is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(f)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of January 31, 2007.
(g)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested as noted in the schedule above.

REIT -	Real Estate Investment Trust

Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Purchased	Value	Month	Appreciation
S&P 500 Index Futures	71	$25,613	March 2007	$329

Schedule of Investments January 31, 2007 (unaudited), all dollars rounded to thousands (000)
Mid Cap Index Fund
DESCRIPTION	SHARES	VALUE+

Common Stocks - 96.1%
Consumer Discretionary - 14.4%
99 Cents Only Stores (a)	16,427	$244
Abercrombie & Fitch, Class A (b)	27,474	2,185
Advanced Auto Parts	32,789	1,244
Aeropostale (a)	17,080	614
American Eagle Outfitters (b)	62,737	2,031
American Greetings, Class A (b)	18,149	436
AnnTaylor Stores (a)	23,109	797
Applebee's International (b)	24,247	612
ArvinMeritor (b)	22,354	430
Bandag	3,726	190
Barnes & Noble	16,736	652
Beazer Homes USA	13,426	584
Belo, Class A (b)	27,396	513
BLYTH	8,577	178
Bob Evans Farms	11,552	392
Borders Group (b)	19,352	406
BorgWarner (b)	17,898	1,227
Boyd Gaming	13,199	628
Brinker International	38,703	1,221
Callaway Golf (b)	20,900	345
CarMax (a)	33,278	1,911
Catalina Marketing, Class C	11,410	326
CBRL Group (b)	8,421	395
Charming Shoppes (a)	37,530	492
Cheesecake Factory (a) (b)	24,966	690
Chico's FAS (a) (b)	54,768	1,144
Claire's Stores (b)	29,696	1,022
Coldwater Creek (a) (b)	19,058	355
Corinthian Colleges (a)	27,258	356
DeVry	18,614	524
Dick's Sporting Goods (a) (b)	11,649	600
Dollar Tree Stores (a)	31,810	1,001
Entercom Communications	8,682	245
Foot Locker	48,531	1,089
Furniture Brands International (b)	15,502	258
Gamestop, Class A (a) (b)	23,066	1,232
Gentex	45,800	801
Hanesbrands (a)	29,363	751
Harte-Hanks	15,522	421
Hovnanian Enterprises, Class A (a) (b)	11,385	379
International Speedway, Class A	11,184	584
John Wiley & Sons, Class A	13,075	486
Laureate Education (a) (b)	15,821	955
Lear	21,350	723
Lee Enterprises (b)	14,461	481
M.D.C. Holdings (b)	10,712	624
Media General, Class A	7,646	306
Modine Manufacturing	10,641	278
Mohawk Industries (a) (b)	16,804	1,385
O'Reilly Automotive (a) (b)	34,892	1,218
OSI Restaurant Partners (b)	22,498	888
Pacific Sunwear of California (a)	21,626	424
Payless ShoeSource (a)	20,499	696
PETsMART (b)	44,632	1,363
Polo Ralph Lauren	19,328	1,586
Reader's Digest Association, Class A	31,325	529
Regis	14,391	601
Rent-A-Center (a)	22,038	649
Ross Stores	44,015	1,426
Ruby Tuesday (b)	19,226	550
Ryland Group (b)	13,621	765
Saks (b)	43,207	811
Scholastic (a)	7,982	282
Scientific Games, Class A (a) (b)	20,511	637
Strayer Education (b)	3,704	421
Thor Industries (b)	11,056	467
Timberland, Class A (a) (b)	16,225	490
Toll Brothers (a) (b)	37,613	1,273
Tupperware (b)	16,985	396
Urban Outfitters (a) (b)	35,051	855
Valassis Communications (a) (b)	15,129	233
Washington Post, Class B (b)	1,736	1,324
Westwood One (b)	20,267	141
Williams-Sonoma (b)	35,394	1,239
		54,007
Consumer Staples - 2.3%
Alberto-Culver	25,000	572
BJ's Wholesale Club (a)	20,244	618
Church & Dwight (b)	19,946	904
Energizer Holdings (a) (b)	18,290	1,559
Hansen Natural (a)	18,848	718
Hormel Foods	22,697	860
JM Smucker	18,275	868
Lancaster Colony	7,345	321
PepsiAmericas (b)	18,883	417
Ruddick (b)	10,693	297
Smithfield Foods (a)	30,027	789
Tootsie Roll Industries	8,236	261
Universal (b)	7,392	357
		8,541
Energy - 6.8%
Arch Coal (b)	45,030	1,338
Cameron International (a) (b)	34,809	1,827
Cimarex Energy	23,964	898
Denbury Resources (a)	37,681	1,044
Encore Acquisition (a)	11,400	296
FMC Technologies (a)	21,889	1,356
Forest Oil (a)	17,374	555
Grant Prideco (a)	40,718	1,595
Hanover Compressor (a) (b)	32,182	623
Helmerich & Payne	32,813	880
Newfield Exploration (a)	40,448	1,732
Noble Energy (b)	55,085	2,942
Overseas Shipholding Group	9,250	575
Patterson-UTI Energy (b)	51,798	1,251
Pioneer Natural Resources (b)	38,904	1,595
Plains Exploration & Production (a)	24,190	1,167
Pogo Producing (b)	18,102	897
Pride International (a) (b)	51,065	1,471
Quicksilver Resources (a) (b)	17,221	683
Southwestern Energy (a)	53,235	2,047
Tidewater (b)	18,201	939
		25,711
Financials - 17.7%
A.G. Edwards	24,887	1,648
AMB Property - REIT	27,650	1,682
American Financial Group	21,702	767
AmeriCredit (a) (b)	36,848	1,000
Arthur J. Gallagher	30,433	873
Associated Banc-Corp	41,240	1,407
Astoria Financial	28,079	831
Bank of Hawaii (b)	16,313	854
Brown & Brown (b)	35,350	1,001
Cathay General Bancorp	13,144	456
City National (b)	13,213	950
Colonial BancGroup	47,713	1,171
Cullen/Frost Bankers	16,365	876
Developers Diversified Realty - REIT	34,611	2,323
Eaton Vance (b)	39,629	1,359
Everest Re Group	20,422	1,911
Fidelity National Title Group	68,752	1,632
First American (b)	29,389	1,245
First Niagara Financial Group	26,987	391
FirstMerit (b)	26,423	595
GATX (b)	16,236	740
Greater Bay Bancorp (b)	17,060	477
Hanover Insurance Group	15,893	764
HCC Insurance Holdings	35,565	1,111
Highwoods Properties - REIT (b)	17,659	772
Horace Mann Educators (b)	13,965	277
Hospitality Properties Trust - REIT	22,867	1,116
IndyMac Bancorp (b)	20,577	800
Investors Financial Services (b)	20,660	966
Jefferies Group	31,496	928
Leucadia National	50,790	1,390
Liberty Property Trust - REIT	28,058	1,452
Macerich - REIT (b)	22,087	2,110
Mack-Cali Realty - REIT (b)	18,608	1,035
Mercantile Bankshares	39,148	1,844
Mercury General (b)	11,148	581
MoneyGram International	27,081	812
New Plan Excel Realty Trust - REIT (b)	33,133	965
New York Community Bancorp (b)	80,996	1,368
Nuveen Investments, Class A (b)	24,621	1,219
Ohio Casualty	19,163	566
Old Republic International	71,752	1,600
PMI Group (b)	26,981	1,290
Potlatch - REIT	12,076	570
Protective Life	21,809	1,067
Radian Group (b)	25,944	1,562
Raymond James Financial	28,351	905
Rayonier - REIT	24,538	1,060
Regency Centers - REIT (b)	20,913	1,822
SEI Investments (b)	19,663	1,226
StanCorp Financial Group	16,959	811
SVB Financial (a) (b)	12,108	565
TCF Financial (b)	34,660	880
United Dominion Realty Trust - REIT (b)	41,995	1,377
Unitrin	12,749	653
W.R. Berkley	53,475	1,769
Waddell & Reed Financial, Class A	26,432	679
Washington Federal	28,532	662
Webster Financial	17,696	882
Weingarten Realty Investors - REIT	25,553	1,265
Westamerica Bancorporation (b)	10,209	509
Wilmington Trust	21,331	894
		66,313
Healthcare - 10.4%
Advanced Medical Optics (a) (b)	18,334	674
Affymetrix (a) (b)	21,103	527
Apria Healthcare Group (a)	13,671	380
Beckman Coulter (b)	19,347	1,248
Cephalon (a) (b)	19,224	1,392
Charles River Laboratories International (a)	21,308	959
Community Health Systems (a) (b)	28,913	1,034
Covance (a) (b)	20,451	1,261
Cytyc (a)	35,098	1,015
DENTSPLY International	47,983	1,480
Edwards Lifesciences (a) (b)	18,217	932
Gen-Probe (a)	16,158	836
Health Net (a)	36,173	1,762
Henry Schein (a) (b)	27,504	1,396
Hillenbrand Industries	19,141	1,091
Intuitive Surgical (a) (b)	11,572	1,139
Invitrogen (a) (b)	15,636	957
Lifepoint Hospitals (a)	18,151	617
Lincare Holdings (a)	29,218	1,150
Martek Biosciences (a) (b)	10,082	235
Medicis Pharmaceutical, Class A (b)	16,302	618
Millennium Pharmaceuticals (a) (b)	98,700	1,095
Mine Safety Appliances	8,360	321
Omnicare (b)	38,341	1,541
Par Pharmaceutical Companies (a)	10,889	287
PDL BioPharma (a) (b)	35,871	736
Perrigo (b)	24,243	419
Pharmaceutical Product Development (b)	30,424	1,050
Psychiatric Solutions (a) (b)	16,572	645
Resmed (a) (b)	23,774	1,250
Sepracor (a) (b)	34,145	1,948
STERIS	20,223	522
Techne (a)	11,887	690
Triad Hospitals (a)	27,383	1,164
Universal Health Services	17,910	1,037
Valeant Pharmaceuticals International (b)	29,452	519
Varian Medical Systems (a)	41,214	1,901
Varian (a)	9,899	530
VCA Antech (a) (b)	25,717	865
Ventana Medical Systems (a)	10,202	429
Vertex Pharmaceuticals (a)	37,600	1,329
		38,981
Industrials - 16.1%
Adesa	28,475	826
AGCO (a) (b)	28,771	977
AirTran Holdings (a) (b)	28,382	314
Alaska Air Group (a) (b)	12,440	533
Alexander & Baldwin (b)	13,434	664
Alliant Techsystems (a) (b)	10,658	863
AMETEK (b)	33,474	1,160
Avis Budget Group	31,270	796
Brinks	14,173	881
C.H. Robinson Worldwide (b)	54,088	2,869
Career Education (a) (b)	29,539	847
Carlisle Companies	9,326	760
ChoicePoint (a)	26,503	1,020
Con-way	14,959	744
Copart (a)	23,447	690
Corporate Executive Board	12,561	1,140
Crane (b)	15,857	616
Deluxe	16,119	482
Donaldson (b)	21,698	764
DRS Technologies (b)	12,400	687
Dun & Bradstreet (a) (b)	19,594	1,666
Dycom Industries (a) (b)	13,114	297
Expeditors International of Washington	66,397	2,835
Fastenal (b)	39,383	1,468
Federal Signal (b)	15,270	251
Flowserve (a)	17,570	932
Graco (b)	21,787	888
Granite Construction	10,725	574
Harsco	13,018	1,118
Herman Miller (b)	21,288	800
HNI	15,625	758
Hubbell, Class B	18,704	902
ITT Educational Services (a)	10,299	799
J.B. Hunt Transport Services	33,095	832
Jacobs Engineering Group (a)	18,495	1,675
JetBlue Airways (a) (b)	55,572	760
Joy Global (b)	37,447	1,740
Kelly Services, Class A (b)	6,397	198
Kennametal	12,255	757
Korn/Ferry International (a)	12,684	303
Lincoln Electric Holdings	13,518	822
Manpower (b)	27,237	1,986
MSC Industrial Direct, Class A	17,040	736
Navigant Consulting (a) (b)	16,271	338
Nordson	10,585	547
Oshkosh Truck	22,969	1,213
Pentair	32,171	1,002
Precision Castparts (b)	42,245	3,755
Quanta Services (a) (b)	38,921	801
Republic Services	35,761	1,547
Rollins	9,609	210
Roper Industries (b)	27,325	1,419
Sequa, Class A (a)	2,102	265
Sotheby's Holdings, Class A	17,340	643
SPX (b)	18,045	1,267
Stericycle (a) (b)	13,754	1,059
Swift Transportation (a) (b)	17,162	524
Teleflex (b)	12,743	851
Thomas & Betts (a)	16,840	807
Timken (b)	29,432	842
Trinity Industries (b)	25,098	960
United Rentals (a)	20,804	536
Werner Enterprises	16,406	312
YRC Worldwide (a) (b)	18,462	819
		60,447
Information Technology - 14.5%
3Com (a)	123,024	480
Activision (a) (b)	78,118	1,330
Acxiom	21,210	481
ADTRAN (b)	20,199	448
Advent Software (a) (b)	6,320	226
Alliance Data Systems (a) (b)	20,740	1,409
Amphenol, Class A	27,876	1,888
Andrew (a)	47,960	509
Arrow Electronics (a) (b)	38,008	1,340
Atmel (a)	133,625	799
Avnet (a) (b)	40,171	1,247
Avocent (a)	14,725	509
BISYS Group (a)	38,405	490
Cadence Design Systems (a) (b)	87,541	1,654
CDW (b)	18,717	1,201
Ceridian (a) (b)	43,356	1,299
CheckFree (a) (b)	27,851	1,154
CommScope (a) (b)	18,345	593
Cree (a) (b)	24,585	378
CSG Systems International (a)	15,455	388
Cypress Semiconductor (a) (b)	43,469	802
Diebold (b)	20,679	958
DST Systems (a) (b)	18,459	1,301
F5 Networks (a)	12,562	897
Fair Isaac	19,613	781
Fairchild Semiconductor International, Class A (a)	38,186	680
Gartner, Class A (a) (b)	18,902	413
Global Payments	18,744	708
Harris (b)	41,755	2,122
Imation (b)	10,131	441
Ingram Micro (a)	43,365	846
Integrated Device Technology (a)	62,266	942
International Rectifier (a)	22,505	939
Intersil, Class A	43,798	1,032
Jack Henry & Associates	23,790	508
KEMET (a)	27,558	208
Lam Research (a) (b)	44,417	2,035
Lattice Semiconductor (a)	35,662	209
Macrovision (a)	16,574	410
McAfee (a)	50,489	1,477
MEMC Electronic Materials (a) (b)	52,273	2,739
Mentor Graphics (a) (b)	25,433	473
Micrel (a)	18,472	187
Microchip Technology (b)	67,599	2,350
MPS Group (a)	32,676	489
National Instruments	17,609	507
Newport (a)	12,697	253
Palm (a) (b)	32,283	446
Parametric Technology (a) (b)	29,505	585
Plantronics (b)	15,066	297
Plexus (a)	13,845	233
Polycom (a)	27,979	941
Powerwave Technologies (a)	39,975	233
RF Micro Devices (a) (b)	61,258	473
Semtech (a) (b)	23,162	317
Silicon Laboratories (a) (b)	17,466	561
SRA International, Class A (a) (b)	11,742	297
Sybase (a) (b)	28,447	736
Synopsys (a) (b)	44,010	1,171
Tech Data (a)	17,950	667
Transaction Systems Architects (a)	11,555	418
TriQuint Semiconductor (a)	45,859	216
UTStarcom (a) (b)	34,055	301
ValueClick (a)	30,623	781
Vishay Intertechnology (a) (b)	58,538	769
Western Digital (a)	68,570	1,344
Wind River Systems (a)	23,764	236
Zebra Technology, Class A (a) (b)	22,371	776
		54,328
Materials - 5.9%
Airgas	24,360	1,014
Albemarle	12,150	947
Bowater (b)	18,553	508
Cabot Microelectronics	19,715	882
Chemtura (b)	77,210	889
Commercial Metals	38,031	1,031
Cytec Industries (b)	12,611	734
Ferro	13,326	284
Florida Rock Industries (b)	14,130	699
FMC (b)	12,228	952
Glatfelter (b)	11,270	183
Longview Fibre	21,669	455
Louisiana Pacific	32,836	752
Lubrizol	21,617	1,114
Lyondell Chemical (b)	65,964	2,086
Martin Marietta Materials	14,740	1,701
Minerals Technologies (b)	6,389	371
Olin	22,308	376
Packaging Corporation of America	24,887	568
Reliance Steel & Aluminum	20,046	835
RPM (b)	37,320	867
Scotts	14,190	760
Sensient Technologies	14,463	357
Sonoco Products	31,594	1,216
Steel Dynamics (b)	28,512	1,118
Valspar	32,196	907
Worthington Industries (b)	22,711	436
		22,042
Telecommunication Services - 0.6%
Cincinnati Bell (a)	78,719	383
Telephone & Data Systems	32,592	1,823
		2,206
Utilities - 7.4%
AGL Resources	25,826	1,015
Alliant Energy (b)	38,510	1,400
Aqua America (b)	40,987	910
Aquila (a)	116,687	529
Black Hills (b)	10,649	395
DPL (b)	36,654	1,051
Duquesne Light Holdings	24,791	496
Energy East (b)	46,954	1,128
Equitable Resources (b)	37,784	1,634
Great Plains Energy (b)	23,749	744
Hawaiian Electric Industries (b)	25,732	689
IDACORP (b)	13,451	497
MDU Resources Group (b)	57,154	1,478
National Fuel Gas (b)	25,056	1,020
Northeast Utilities	48,058	1,329
NSTAR (b)	33,952	1,134
OGE Energy (b)	27,157	1,052
ONEOK	34,280	1,471
Pepco Holdings	62,091	1,588
PNM Resources (b)	21,862	666
Puget Energy (b)	33,191	815
SCANA (b)	36,401	1,482
Sierra Pacific Resources (a)	63,920	1,088
Vectren (b)	24,191	680
Westar Energy (b)	27,580	733
WGL Holdings (b)	15,283	483
Wisconsin Energy	37,196	1,732
WPS Resources	13,806	732
		27,971
Total Common Stocks
(Cost $262,923)		360,547

Short-Term Investments - 4.2%
Money Market Fund - 3.9%
First American Prime Obligations Fund, Class Z (c)	14,618,078	14,618
U.S. Treasury Obligation - 0.3%	PAR
U.S. Treasury Bill
4.910%, 03/01/2007 (d)	$1,000	996
Total Short-Term Investments
(Cost $15,614)		15,614
Investments Purchased with Proceeds from Securities Lending (e) - 41.8%	SHARES
Mount Vernon Securities Lending Prime Portfolio (c)
(Cost $157,030)	157,030,061	157,030
Total Investments 142.1%
(Cost $435,567)		533,191
Other Assets and Liabilities, Net - (42.1)%		(157,966)
Total Net Assets - 100.0%		$375,225

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2007, the fund held no fair valued securities.
(a)	Non-income producing security.
(b)	This security or a portion of this security is out on loan at January 31, 2007. Total loaned securities had a market value of $153,244 at
January 31, 2007.
(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(d)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of January 31, 2006.
(e)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested as noted in the schedule above.

REIT -	Real Estate Investment Trust

Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Purchased	Value	Month	Appreciation

S&P Mid Cap 400 Futures	34	$14,227	March 2007	$334

Schedule of Investments January 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 96.4%
Consumer Discretionary - 15.0%
1-800 Flowers (a)	2,671	$19
99 Cents Only Stores (a)	5,098	76
A.C. Moore Arts & Crafts (a)	1,799	36
Aaron Rents (b)	4,601	136
ADVO	3,382	111
Aeropostale (a) (b)	5,809	209
AFC Enterprises (a)	2,812	47
Aftermarket Technology (a)	2,424	52
Ambassadors Group	2,116	59
Ambassadors International	797	35
American Axle & Manufacturing Holdings (b)	5,267	109
American Greetings, Class A	5,950	143
America's Car-Mart (a)	1,053	11
Ameristar Casinos	2,748	84
Andersons	1,588	63
Applebee's International (b)	7,648	193
Arbitron	3,207	149
Arctic Cat (b)	1,551	29
ArvinMeritor (b)	7,508	145
Asbury Automotive Group	1,478	36
Audible (a) (b)	2,984	21
Avatar Holdings (a) (b)	618	50
Bally Technologies (a)	5,833	112
Bally Total Fitness Holding (a) (b)	4,106	8
Bandag	998	51
Bebe Stores	2,635	49
Belo, Class A (b)	9,294	174
Big 5 Sporting Goods	2,431	59
Big Lots (a) (b)	12,032	312
BJs Restaurants (a)	1,633	33
Blockbuster, Class A (a) (b)	20,314	132
Blount International (a)	4,231	55
Blue Nile (a) (b)	1,483	55
Bluegreen (a) (b)	2,608	34
BLYTH	2,894	60
Bob Evans Farms	4,168	142
Bon-Ton Stores	527	19
Books-A-Million	1,580	30
Borders Group (b)	6,314	132
Brookfield Homes (b)	1,313	48
Brown Shoe	3,127	170
Buckle	1,357	46
Buffalo Wild Wings (a)	870	44
Build-A-Bear Workshop (a) (b)	1,641	49
Building Materials Holding	3,084	73
Cabelas (a)	3,246	78
Cache (a)	1,442	33
California Coastal Communities	925	19
California Pizza Kitchen (a)	2,433	87
Callaway Golf (b)	8,064	133
Carmike Cinemas	1,304	29
Carters (a)	4,964	126
Casual Male Retail Group (a) (b)	3,219	40
Catalina Marketing, Class C	4,919	140
Cato, Class A (b)	3,597	81
Cavco Industries (a)	495	16
CBRL Group (b)	2,631	123
CEC Entertainment (a)	3,588	152
Century Casinos (a)	2,265	24
Champion Enterprises (a) (b)	8,124	67
Charlotte Russe Holding (a)	1,755	54
Charming Shoppes (a) (b)	13,038	171
Charter Communications, Class A (a) (b)	40,876	143
Cherokee	827	36
Children's Place Retail Stores (a)	2,400	130
Chipolte Mexican Grill (a)	2,300	127
Christopher & Banks	4,196	75
Churchill Downs	854	36
Citadel Broadcasting	3,931	42
Citi Trends (a) (b)	704	28
CKE Restaurants (b)	7,045	139
CKX (a) (b)	5,695	73
Coinmach Service	2,774	31
Columbia Sportswear (b)	1,182	77
Conn's (a) (b)	870	20
Cooper Tire & Rubber (b)	5,792	93
Core Mark Holding (a)	882	28
Corinthian Colleges (a)	9,178	120
Cosi (a) (b)	3,831	25
Cost Plus (a)	2,628	27
Courier	1,125	45
Cox Radio (a)	4,180	65
Crocs (a) (b)	1,105	56
Crown Media Holdings, Class A (a) (b)	2,275	9
CSK Auto (a) (b)	4,667	77
CSS Industries (b)	767	28
Cumulus Media, Class A (a)	3,641	38
Deb Shops	229	7
Deckers Outdoor (a) (b)	1,215	71
Delias (a)	2,194	23
Denny's (a)	10,835	58
DeVry	6,647	187
Directed Electronics (a)	1,044	10
Domino's Pizza (b)	4,039	115
Dover Downs Gaming & Entertainment	1,399	18
Dover Motorsports	2,215	12
Dress Barn (a) (b)	5,036	113
Drew Industries (a) (b)	1,875	52
Drugstore.com (a)	8,458	28
DSW (a) (b)	1,570	63
DXP Enterprises (a)	193	6
Emmis Communications, Class A (b)	3,649	32
Entercom Communications	3,389	96
Entravision Communications (a)	7,339	59
Ethan Allen Interiors (b)	3,521	133
Finish Line, Class A	4,804	61
Fisher Communications (a)	610	27
Fleetwood Enterprises (a) (b)	6,848	63
Fossil (a) (b)	4,617	104
Fred's	4,252	57
Fuel Systems Solutions (a)	1,247	28
Furniture Brands International (b)	5,215	87
Gaiam (a)	1,806	23
Gaylord Entertainment (a)	4,292	237
Gemstar-TV Guide International (a)	28,103	114
Genesco (a) (b)	2,655	105
GenTek (a)	1,139	42
Gray Television	4,936	44
Great Wolf Resorts (a)	2,895	41
Group 1 Automotive (b)	2,647	140
GSI Commerce (a)	4,171	68
Guess ? (a) (b)	2,335	168
Guitar Center (a) (b)	3,043	139
Gymboree (a)	3,709	161
Harris Interactive (a)	6,614	34
Hartmarx (a)	3,497	24
Haverty Furniture	2,222	34
Hibbett Sporting Goods (a)	3,413	110
Home Solutions of America (a) (b)	5,194	33
Hooker Furniture	1,013	16
Hot Topic (a)	4,704	49
Hovnanian Enterprises, Class A (a) (b)	5,336	178
Iconix Brand Group (a)	4,509	90
IHOP (b)	1,957	104
Insight Enterprises (a)	5,142	105
Interactive Data	3,459	81
Interface, Class A (a)	5,212	79
INVESTools (a)	5,039	73
iRobot (a)	998	18
Isle of Capri Casinos (a) (b)	1,613	40
J. Crew Group (a)	2,020	73
Jack in the Box (a)	3,347	207
JAKKS Pacific (a)	2,955	60
Jo-Ann Stores (a)	2,562	65
JOS A Bank Clothiers (a) (b)	1,923	60
Journal Communications, Class A	4,263	57
Journal Register	4,461	31
K2 (a)	5,013	61
Kellwood	2,779	91
Kenneth Cole Productions	977	23
Keystone Automotive Industries (a) (b)	1,877	67
Kimball International	2,118	52
Krispy Kreme Doughnuts (a) (b)	6,308	78
K-Swiss, Class A	2,954	93
Lakes Entertainment (a)	2,032	17
Landry's Restaurants	1,744	52
La-Z-Boy (b)	5,510	71
LeapFrog Enterprises (a)	3,698	40
Lear	7,174	243
Lee Enterprises (b)	5,100	169
Levitt, Class A (b)	2,037	29
Life Time Fitness (a) (b)	3,204	174
Lifetime Brands (b)	1,256	25
Lin TV, Class A (a)	3,058	34
Lithia Motors	1,760	51
Live Nation (a)	6,685	165
LKQ (a) (b)	4,985	107
LodgeNet Entertainment (a)	1,768	48
Lodgian (a)	2,178	29
Luby's (a) (b)	2,281	25
M/I Homes	1,418	51
Maidenform Brands (a)	1,621	32
Marcus	2,382	57
Marine Products	1,550	15
MarineMax (a)	1,570	38
Martha Stewart Living	2,669	49
Marvel Entertainment (a) (b)	5,251	147
McCormick & Schmick's Seafood Restaurants (a)	1,099	28
Media General, Class A	2,405	96
Mediacom Communications (a)	5,902	47
Men's Wearhouse (b)	5,196	223
Meritage Homes (a) (b)	2,461	109
Midas (a)	1,826	41
Modine Manufacturing	3,553	93
Monaco Coach	3,114	47
Monarch Casino & Resort (a)	1,202	30
Monro Muffler Brake	1,197	45
Morgans Hotel Group (a)	2,006	36
Morningstar (a) (b)	1,568	72
Mortons Restaurant Group (a)	469	9
Movado Group	2,092	60
MTR Gaming Group (a)	2,662	32
Multimedia Games (a) (b)	3,130	32
National Presto Industries	467	29
Nautilus Group	3,495	57
Netflix (a) (b)	4,650	106
New York & Company (a)	2,384	35
Noble International	1,223	23
Oakley	2,549	59
O'Charleys (a)	2,628	56
Orleans Homebuilders	347	6
Outdoor Channel Holdings (a)	959	13
Overstock.com (a) (b)	1,297	19
Oxford Industries	1,640	78
P.F. Chang's China Bistro (a) (b)	2,825	112
Pacific Sunwear of California (a)	7,757	152
Palm Harbor Homes (a)	1,139	15
Papa John's International (a)	2,748	76
Payless ShoeSource (a)	7,091	241
Pep Boys - Manny, Moe & Jack	5,778	88
Perry Ellis International (a)	1,144	34
PetMed Express (a)	2,092	25
Phillips Van-Heusen	5,886	325
Pier 1 Imports (b)	9,278	63
Pinnacle Entertainment (a) (b)	5,148	178
Playboy Enterprises, Class B (a)	2,443	27
Polaris Industries (b)	4,164	195
Prestige Brand Holdings (a)	3,341	42
Priceline.com (a) (b)	2,486	106
PRIMEDIA (a)	22,136	38
Private Media Group (a) (b)	2,809	10
Progressive Gaming International (a) (b)	3,874	36
ProQuest (a)	2,990	33
Quantum Fuel Systems Technologies Worldwide (a) (b)	6,346	9
Quiksilver (a) (b)	12,899	183
Radio One (a) (b)	8,870	65
RARE Hospitality International (a)	4,047	128
Raser Technologies (a) (b)	2,263	11
RC2 (a) (b)	2,322	92
RCN (a)	2,734	81
Reader's Digest Association, Class A	10,268	173
Red Robin Gourmet Burgers (a) (b)	1,818	65
Regis	4,865	203
Rent-A-Center (a)	7,398	218
Restoration Hardware (a)	3,150	22
Retail Ventures (a)	2,001	39
Riviera Holdings (a)	1,055	24
Ruby Tuesday (b)	6,774	194
Russ Berrie and Company (a)	337	5
Ruth's Chris Steak House (a)	1,945	42
Salem Communications	1,463	18
Sauer-Danfoss	1,184	41
Scholastic (a)	3,630	128
Sealy	1,690	25
Select Comfort (a) (b)	5,736	106
Shiloh Industries	538	7
Shoe Carnival (a)	938	30
Shuffle Master (a) (b)	3,705	99
Sinclair Broadcast Group, Class A	4,958	58
Six Flags (a) (b)	7,577	44
Skechers USA (a)	1,145	41
Skyline	727	27
Smith & Wesson (a)	3,252	36
Sonic Automotive, Class A	3,211	101
Sonic (a)	6,373	142
Source Interlink Companies (a) (b)	3,794	28
Spanish Broadcasting System (a)	4,912	20
Speedway Motorsports	1,809	70
Stage Stores	3,058	98
Stamps.com (a)	2,055	30
Stanley Furniture	1,186	25
Steak 'N Shake (a)	3,333	59
Stein Mart	2,927	40
Steinway Musical Instruments (a)	911	32
Steven Madden	2,217	66
Stride Rite	3,912	67
Sun-Times Media Group	8,351	37
Superior Industrial International (b)	1,738	35
Systemax (a) (b)	1,028	22
Talbots (b)	2,533	60
Tarragon Realty Investors	1,314	15
Technical Olympic USA (b)	1,728	16
Tempur-Pedic International (a) (b)	5,076	121
Tenneco Automotive (a) (b)	4,977	116
Texas Roadhouse, Class A (a) (b)	5,684	77
Timberland, Class A (a) (b)	5,226	158
TiVo (a) (b)	8,547	46
Triarc, Class B	5,955	116
True Religion Apparel (a) (b)	1,469	25
Trump Entertainment Resorts (a)	2,971	53
Tuesday Morning	3,087	51
Tupperware (b)	6,059	141
Tween Brands (a)	3,580	122
Under Armour (a) (b)	2,318	118
UniFirst	1,110	46
Universal Electronics (a)	1,679	35
Vail Resorts (a) (b)	3,225	149
Valassis Communications (a) (b)	5,091	78
ValueVision Media (a)	2,686	33
Visteon (a) (b)	13,636	109
Volcom (a) (b)	1,462	47
Warnaco Group, Class A (a)	5,010	142
WCI Communities (a) (b)	3,708	80
West Marine (a)	1,556	27
Westwood One	6,958	48
Wet Seal, Class A (a)	6,757	44
Weyco Group	293	7
Winnebago Industries (b)	3,468	116
WMS Industries (a)	2,673	106
Wolverine World Wide	6,198	191
World Wrestling Entertainment	2,272	37
Xerium Technologies	1,915	19
Yankee Candle	4,331	150
Zale (a)	5,103	140
Zumiez (a) (b)	1,607	53
		22,442
Consumer Staples - 3.0%
Alico	545	29
Alliance One International (a)	10,303	79
American Oriental Bioengineering (a) (b)	4,979	64
Arden Group, Class A	203	24
Boston Beer, Class A (a)	642	23
Casey's General Stores (b)	5,464	139
Central European Distribution (a) (b)	3,260	96
Central Garden & Pet (a) (b)	2,402	108
Chattem (a)	1,858	107
Chiquita Brands International (b)	4,485	71
Coca-Cola Bottling	529	33
Darling International (a)	7,634	44
Delta & Pine Land	3,791	154
Diamond Foods	1,358	26
Elizabeth Arden (a)	2,990	57
Farmer Brothers	802	16
Flowers Foods	5,722	161
Great Atlantic & Pacific Tea (b)	2,085	60
Green Mountain Coffee Roasters (a)	610	36
Hain Celestial Group (a) (b)	3,485	102
Imperial Sugar (b)	1,260	39
Ingles Markets, Class A	1,381	51
Inter Parfums	584	12
J&J Snack Foods	1,492	62
Jones Soda (a) (b)	2,466	35
Lancaster Colony	2,201	96
Lance	3,522	75
Longs Drug Stores	3,391	146
M & F Worldwide (a)	1,373	47
Mannatech (b)	1,887	30
Maui Land & Pineapple (a)	508	16
Medifast (a)	1,295	12
MGP Ingredients	1,064	23
Nash-Finch (b)	1,526	44
National Beverage (a)	1,220	17
NBTY (a) (b)	5,879	305
Nu Skin Enterprises, Class A	6,177	114
Pantry (a)	2,528	123
Parlux Fragrances (a) (b)	1,482	9
Pathmark Stores (a)	5,440	60
Peets Coffee & Tea (a) (b)	1,473	38
Performance Food Group (a)	3,683	109
Pilgrim's Pride	4,221	134
Playtex Products (a)	6,227	88
Premium Standard Farms	1,005	19
PriceSmart (a)	887	14
Ralcorp Holdings (a)	2,822	156
Reddy Ice Holdings	1,414	37
Revlon (a)	23,212	30
Ruddick (b)	3,852	107
Sanderson Farms (b)	1,939	61
Seaboard	38	73
Smart & Final (a)	1,500	28
Spartan Stores	2,429	57
Spectrum Brands (a) (b)	3,864	47
Tiens Biotech Group USA (a)	654	3
Tootsie Roll Industries	3,445	109
Topps	4,398	43
Treehouse Foods (a) (b)	3,108	93
United Natural Foods (a) (b)	4,496	149
Universal (b)	2,606	126
USANA Health Sciences (a) (b)	1,028	55
Vector Group	4,479	80
Village Super Market	183	16
WD-40 Company	1,849	61
Weis Markets	912	39
Wild Oats Markets (a) (b)	3,416	50
		4,567
Energy - 4.5%
Allis Chalmers Energy (a) (b)	2,537	45
Alon USA Energy	1,056	28
Arena Resources (a)	1,199	51
Atlas America (a)	1,850	99
ATP Oil & Gas (a) (b)	2,139	89
Atwood Oceanics (a) (b)	3,021	146
Aurora Oil & Gas (a)	7,420	20
Aventine Renewable Energy (a) (b)	2,996	47
Basic Energy Services (a)	1,394	33
Berry Petroleum, Class A (b)	3,761	117
Bill Barrett (a) (b)	3,174	98
Bois D' Arc Energy (a)	1,585	24
Brigham Exploration (a)	5,071	31
Bristow Group (a)	2,489	93
Bronco Drilling (a) (b)	1,515	24
Callon Petroleum (a)	2,265	31
Carbo Ceramics (b)	2,417	89
Carrizo Oil & Gas (a)	2,350	67
Clayton Williams Energy (a)	564	18
Complete Production Services (a)	2,342	47
Comstock Resources (a) (b)	4,579	146
Crosstex Energy	2,664	87
Dawson Geophysical (a)	839	29
Delek US Holdings	597	10
Delta Petroleum (a) (b)	5,637	124
Dril-Quip (a)	2,468	92
Edge Petroleum (a)	1,966	29
Encore Acquisition (a) (b)	5,375	139
Energy Partners (a)	4,274	93
Evergreen Energy (a) (b)	7,530	68
EXCO Resources (a)	5,798	97
Exploration Company of Delaware (a)	3,252	39
Gasco Energy (a) (b)	8,950	21
GeoGlobal Resources (a)	3,341	21
Giant Industries (a)	1,629	122
GMX Resources (a) (b)	896	33
Goodrich Petroleum (a) (b)	1,416	52
Grey Wolf (a)	22,792	156
Gulf Island Fabrication	764	28
GulfMark Offshore (a)	1,773	64
Gulfport Energy (a)	1,434	17
Hanover Compressor (a) (b)	10,922	211
Harvest Natural Resources (a)	3,946	40
Hercules Offshore (a)	2,260	60
Hornbeck Offshore Services (a) (b)	2,411	66
Houston Exploration (a)	3,057	160
Hydril (a) (b)	1,786	141
Input/Output (a) (b)	7,509	103
International Coal Group (a) (b)	11,829	57
James River Coal (a) (b)	1,570	10
Lone Star Technologies (a)	3,279	159
Lufkin Industries (b)	1,577	94
Mariner Energy (a)	8,147	164
MarkWest Hydrocarbon	666	32
Matrix Service (a)	2,325	43
McMoRan Exploration (a) (b)	2,602	32
Meridian Resource (a)	9,190	26
Metretek Technologies (a)	1,750	23
Natco Group (a)	1,630	57
Newpark Resources (a)	10,014	63
NGP Capital Resources	1,854	30
Oil States International (a)	5,204	150
Pacific Ethanol (a) (b)	2,826	46
Parallel Petroleum (a)	4,015	79
Parker Drilling (a)	11,337	105
Penn Virginia (b)	1,987	146
Petrocorp, Escrow Shares (a) (c)	2,040	-
Petrohawk Energy (a) (b)	15,154	175
Petroleum Development (a)	1,538	79
PetroQuest Energy (a)	4,807	63
PHI (a)	1,560	47
Pioneer Drilling (a)	4,611	58
PrimeEnergy (a)	83	4
Quest Resource (a)	2,180	20
RAM Energy Resources (a) (b)	2,325	11
Rentech (a) (b)	15,407	55
Resource America, Class A	1,902	51
Rosetta Resources (a) (b)	5,599	105
RPC	3,408	61
Stone Energy (a)	2,807	95
SulphCo (a) (b)	3,878	17
Superior Well Services (a)	1,186	27
Swift Energy (a) (b)	3,104	138
Syntroleum (a)	4,663	15
Toreador Resources (a)	1,288	35
Transmeridian Exploration (a) (b)	7,729	26
Trico Marine Service (a)	971	32
Union Drilling (a)	1,003	13
Universal Compression Holdings (a)	3,128	189
Vaalco Energy (a)	6,423	42
VeraSun Energy (a) (b)	1,464	25
Warren Resources (a) (b)	5,947	66
Western Refining (b)	2,485	68
Westmoreland Coal (a)	749	16
W-H Energy Services (a)	3,417	155
Whiting Petroleum (a) (b)	3,860	176
World Fuel Services (b)	3,018	138
		6,763
Financials - 21.2%
1st Source	1,471	42
21st Century Insurance Group	3,301	70
Acadia Realty Trust - REIT	3,233	83
Accredited Home Lenders Holdings (a) (b)	2,364	66
Advance America Cash Advance Centers (b)	7,195	100
Advanta, Class B	2,059	96
Affirmative Insurance	1,014	18
Affordable Residential Communities - REIT (a) (b)	4,337	48
Agree Realty - REIT	431	15
Alabama National BanCorporation (b)	1,604	113
Alexander's - REIT (a)	248	107
Alexandria Real Estate Equities - REIT (b)	2,567	278
Alfa	3,711	70
AMCORE Financial	2,417	82
American Campus Communities - REIT (b)	1,804	57
American Equity Investment Life Holding (b)	6,166	79
American Financial Realty Trust - REIT	13,347	149
American Home Mortgage Investment - REIT (b)	4,685	164
American Physicians Capital (a)	1,198	46
American West Bancorp	1,203	27
Ameris Bancorp	1,345	35
Anchor Bancorp	2,081	62
Anthracite Capital - REIT (b)	6,573	90
Anworth Mortgage Asset - REIT	6,040	55
Apollo Investment (b)	8,091	180
Arbor Realty Trust - REIT	1,015	32
Ares Capital	4,220	84
Argonaut Group (a) (b)	3,481	117
Arrow Financial	1,448	36
Ashford Hospitality Trust - REIT	6,352	78
Asta Funding (b)	1,235	40
Baldwin & Lyons, Class B	971	25
BancFirst	979	48
Bancorp Bank (a)	1,191	31
BancTrust Financial Group	1,320	28
Bank Mutual	7,089	84
Bank of Granite	1,713	32
Bank of the Ozarks (b)	1,648	50
BankAtlantic Bancorp, Class A	4,998	66
BankFinancial	1,930	34
BankUnited Financial, Class A	3,050	84
Banner	1,319	56
Berkshire Hills Bancorp	796	27
BFC Financial (a)	1,089	7
BioMed Realty Trust - REIT (b)	6,749	201
Boston Private Financial (b)	3,681	106
Bristol West Holdings	1,972	33
Brookline Bancorp (b)	7,365	98
Cadence Financial	357	8
Calamos Asset Management	2,751	75
Camden National	705	32
Capital City Bank Group	1,556	53
Capital Corporation of the West	1,110	34
Capital Lease Funding - REIT	3,502	39
Capital Southwest (b)	326	43
Capital Trust - REIT	1,588	79
Capitol Bancorp	1,546	66
Cardinal Financial	2,717	27
Cascade Bancorp (b)	2,510	66
Cash America International (b)	3,154	135
Cathay General Bancorp	5,191	180
CBRE Realty Finance	1,096	18
Cedar Shopping Centers - REIT	3,623	61
Centennial Bank Holdings (a)	5,438	48
Center Financial	1,475	35
Centerstate Banks of Florida	385	8
Central Pacific Financial (b)	3,247	127
Charter Financial	470	23
CharterMac	5,808	123
Chemical Financial	2,671	80
Chittenden	5,296	161
Citizens Banking (b)	8,585	210
Citizens First Bancorp	611	16
City Bank	1,390	47
City Holdings	2,052	82
Clark	2,032	34
Clayton Holdings (a)	961	18
Clifton Savings Bancorp	2,145	26
CNA Surety (a)	1,782	38
Coastal Financial (b)	2,097	34
CoBiz	1,973	41
Cohen & Steers	1,428	70
Columbia Bancorp Oregon	646	16
Columbia Banking System	1,787	61
Commerce Group	5,503	166
Community Bancorp - Nevada (a)	288	10
Community Bank System	3,465	79
Community Banks	2,582	66
Community Trust Bancorp	1,774	69
Compass Diversified Trust	1,461	26
CompuCredit (a) (b)	2,207	78
Consolidated-Tomoka Land (b)	604	47
Corporate Office Properties Trust - REIT (b)	4,030	215
Corus Bankshares (b)	4,418	94
Cousins Properties - REIT	4,081	160
Crawford & Company	1,831	12
Credit Acceptance (a)	760	22
Crescent Real Estate Equities - REIT	7,858	158
Crystal River Capital - REIT	259	7
CVB Financial (b)	7,728	97
Deerfield Triarc Capital - REIT	4,659	78
Delphi Financial Group, Class A	4,429	175
DiamondRock Hospitality - REIT	6,142	116
Digital Realty Trust - REIT	2,376	85
Dime Community Bancshares	3,397	46
Direct General (b)	1,781	37
Dollar Financial (a)	1,072	34
Donegal Group, Class A	1,722	33
Doral Financial (b)	9,829	25
Downey Financial	1,856	133
EastGroup Properties - REIT (b)	2,950	161
Education Realty Trust - REIT (b)	2,861	43
eHealth (a)	605	13
EMC Insurance Group	631	21
Enstar Group (a) (b)	402	43
Enterprise Financial Services	1,076	33
Entertainment Properties Trust - REIT	3,049	198
Equity Inns - REIT	6,442	106
Equity Lifestyle Properties - REIT (b)	2,646	146
Equity One - REIT (b)	4,365	121
eSpeed, Class A (a)	2,673	21
Extra Space Storage - REIT	5,960	118
Ezcorp (a)	3,954	66
F.N.B. (b)	6,638	117
F.N.B. - Virginia	832	33
Farmers Capital Bank	932	31
FBL Financial Group, Class A	1,033	40
Federal Agricultural Mortgage, Class C	1,274	35
FelCor Lodging Trust - REIT	5,978	132
Fieldstone Investment - REIT	5,830	20
Financial Federal (b)	2,983	85
First Acceptance (a)	2,078	21
First Bancorp - North Carolina	1,364	35
First Bancorp of Puerto Rico (b)	7,812	83
First Busey	1,597	38
First Cash Financial Services (a)	2,987	70
First Charter	3,469	83
First Commonwealth Financial - Pennsylvania (b)	7,980	105
First Community Bancorp (b)	2,133	114
First Community Bancshares - Nevada	1,064	43
First Financial - Indiana	1,541	51
First Financial Bancorp - Ohio	3,660	60
First Financial Bankshares	2,197	91
First Financial Holdings	1,475	52
First Indiana	1,711	41
First Industrial Realty Trust - REIT (b)	5,131	242
First Merchants	2,214	57
First Midwest Bancorp (b)	5,189	195
First Niagara Financial Group	11,841	172
First Place Financial	1,785	43
First Potomac Realty Trust - REIT (b)	2,276	68
First Regional Bancorp (a)	996	34
First Republic Bank - California (b)	2,585	139
First South Bancorp (b)	473	15
First State Bancorp - New Mexico	1,815	42
FirstBank Fractional Shares (a) (c)	0.29	-
FirstFed Financial (a) (b)	1,940	134
FirstMerit (b)	8,035	181
Flagstar Bancorp (b)	4,287	62
Flushing Financial	2,596	45
FPIC Insurance Group (a)	1,217	53
Franklin Bank (a)	1,496	28
Franklin Street Properties - REIT	5,780	119
Fremont General (b)	7,012	95
Friedman Billings Ramsey Group - REIT	15,608	123
Frontier Financial (b)	4,402	120
GAMCO Investors	530	21
GB&T Bancshares	1,561	33
Getty Realty - REIT	2,319	72
GFI Group (a) (b)	1,330	85
Glacier Bancorp	5,346	125
Gladstone Capital (b)	1,450	33
Gladstone Investment	1,397	22
Glimcher Realty Trust - REIT (b)	3,904	110
GMH Communities Trust	4,334	43
Gramercy Capital - REIT	1,375	50
Great American Financial Resources	1,095	24
Great Southern Bancorp	1,247	37
Greater Bay Bancorp (b)	5,365	150
Greene County Bancshares	472	17
Greenhill & Company (b)	1,965	147
Hancock Holding (b)	2,878	135
Hanmi Financial	4,470	92
Harleysville Group	1,697	58
Harleysville National	3,302	64
Harris & Harris Group (a) (b)	2,337	26
Healthcare Realty Trust - REIT	4,834	205
Heartland Financial USA	1,541	44
Heritage Commerce	1,650	43
Hersha Hospitality Trust - REIT	3,483	39
Highland Hospitality - REIT (b)	6,582	105
Highwoods Properties - REIT (b)	5,759	252
Hilb, Rogal & Hobbs (b)	3,659	155
Home Properties - REIT (b)	3,596	231
HomeBanc - REIT	6,035	20
Horace Mann Educators (b)	5,120	102
Horizon Financial	1,510	38
IBERIABANK	1,202	69
IMPAC Mortgage Holdings - REIT (b)	8,110	70
Independence Holdings	710	16
Independent Bank - Michigan	2,734	60
Independent Bank	1,605	52
Infinity Property & Casualty	2,472	118
Inland Real Estate - REIT (b)	7,341	148
Innkeepers USA Trust - REIT (b)	4,602	75
Integra Bank	1,958	48
International Bancshares	4,416	129
International Securities Exchange (b)	4,242	176
Intervest Bancshares (a)	540	16
Investors Bancorp (a) (b)	4,417	68
Investors Real Estate Trust - REIT (b)	4,961	51
Irwin Financial	2,350	51
ITLA Capital	690	42
James River Group (a)	1,018	31
JER Investment Trust	2,084	43
Kansas City Life Insurance	93	5
Kearny Financial	3,029	47
Kite Realty Group Trust - REIT	2,886	56
KKR Financial (b)	8,235	223
KNBT Bancorp	3,086	50
Knight Capital Group, Class A (a)	11,122	201
LaBranche (a)	5,649	53
Lakeland Bancorp	2,291	34
Lakeland Financial	1,285	32
LandAmerica Financial Group (b)	1,898	120
LaSalle Hotel Properties - REIT (b)	4,145	197
Lexington Corporate Properties Trust - REIT (b)	7,892	168
LTC Properties - REIT	2,168	61
Luminent Mortgage Capital - REIT	5,100	47
Macatawa Bank	2,034	40
MAF Bancorp (b)	3,559	160
Maguire Properties - REIT	4,400	191
MainSource Financial Group	1,557	26
MarketAxess Holdings (a)	3,182	40
Marlin Business Services (a)	917	21
MB Financial	3,030	112
MBT Financial	1,830	26
MCG Capital	5,215	103
Meadowbrook Insurance Group (a)	2,805	28
Medallion Financial	1,310	15
Medical Properties Trust - REIT (b)	3,492	55
Mercantile Bank	936	33
MetroCorp Bancshares	268	5
MFA Mortgage Investments - REIT	9,838	73
Mid-America Apartment Communities - REIT	2,275	137
Midland	1,226	56
Mid-State Bancshares	2,377	87
Midwest Banc Holdings (b)	1,639	35
Mills - REIT (b)	6,309	137
Move (a)	10,676	67
MVC Capital (b)	1,907	29
Nara Bancorp	2,268	45
NASB Financial	473	18
National Financial Partners	4,132	203
National Health Investors - REIT	2,802	90
National Interstate	1,767	48
National Penn Bancshares (b)	5,301	100
National Penn Bancshares, Fractional Shares (a) (c)	0.50	-
National Retail Properties - REIT (b)	6,445	153
National Western Life Insurance, Class A	266	61
Nationwide Health Properties - REIT (b)	7,610	254
Navigators Group (a)	1,292	62
NBT Bancorp	3,685	91
NetB@nk	5,895	22
NewAlliance Bancshares	11,730	188
Newcastle Investment - REIT	5,258	170
Northern Empire Bancshares (a)	1,168	34
NorthStar Realty Finance - REIT	4,693	83
Northwest Bancorp	2,427	64
NovaStar Financial - REIT (b)	3,520	75
NYMAGIC	479	20
OceanFirst Financial	1,391	31
Ocwen Financial (a) (b)	3,925	55
Odyssey Re Holdings	870	34
Ohio Casualty (b)	7,149	211
Old National Bancorp (b)	7,151	134
Old Second Bancorp	1,718	50
Omega Financial	1,585	52
OMEGA Healthcare Investors - REIT	6,249	113
optionsXpress Holdings (b)	2,549	61
Oriental Financial Group	2,537	33
Pacific Capital Bancorp	5,231	167
Park National (b)	1,266	125
Parkway Properties - REIT (b)	1,719	94
Partners Trust Financial Group	4,550	52
PennFed Financial Services	1,352	28
Pennsylvania - REIT	4,301	184
Penson Worldwide (a) (b)	832	22
Peoples Bancorp - Ohio	1,309	38
PFF Bancorp	2,218	75
Phoenix Companies	11,806	177
Pinnacle Financial Partners (a)	1,259	40
Piper Jaffray Companies (a)	1,980	136
Placer Sierra Bancshares	893	25
PMA Capital (a) (b)	3,435	32
Post Properties - REIT (b)	4,746	230
Potlatch - REIT (b)	4,116	194
Premierwest Bancorp	1,899	28
Presidential Life	2,443	53
PrivateBancorp	1,890	71
ProAssurance (a) (b)	3,167	161
Prosperity Bancshares	2,499	87
Provident Bankshares (b)	3,511	124
Provident Financial Services	6,567	120
Provident New York Bancorp	4,396	64
PS Business Parks - REIT	1,701	128
QC Holdings (a)	732	12
R&G Financial	3,322	25
RAIT Investment Trust - REIT	4,921	184
Ramco-Gershenson Properties Trust - REIT	2,216	83
Realty Income - REIT (b)	8,665	249
Redwood Trust - REIT (b)	2,326	148
Renasant	1,653	47
Republic Bancorp - Kentucky, Class A	995	24
Republic Property Trust - REIT	2,890	33
Rewards Network (a)	2,955	19
RLI	2,382	132
Rockville Financial	1,250	20
S&T Bancorp	2,770	96
Safety Insurance Group	1,529	75
Sanders Morris Harris Group	1,866	21
Sandy Spring Bancorp	1,673	60
Santander Bancorp	669	12
Saul Centers - REIT (b)	1,167	63
SCBT Financial	963	37
SCPIE Holdings (a)	1,121	29
SeaBright Insurance Holdings (a)	1,773	32
Seacoast Banking	1,784	41
Security Bank	1,420	31
Selective Insurance Group (b)	3,326	171
Senior Housing Properties Trust - REIT (b)	7,130	186
Shore Bancshares	484	14
Sierra Bancorp	493	15
Signature Bank (a)	2,821	93
Simmons First National, Class A	1,714	53
Smithtown Bancorp	868	24
Southside Bancshares	1,211	29
Southwest Bancorp - Oklahoma	1,616	43
Sovran Self Storage - REIT (b)	2,282	137
Spirit Finance - REIT	8,651	108
State Auto Financial	1,731	56
Sterling Bancorp	2,199	41
Sterling Bancshares	8,107	98
Sterling Financial - Pennsylvania	3,053	70
Sterling Financial - Washington (b)	4,001	133
Stewart Information Services	2,040	86
Stifel Financial (a)	1,099	53
Strategic Hotels & Resorts - REIT	7,513	162
Suffolk Bancorp	1,098	37
Sun Bancorp - New Jersey (a)	1,640	32
Sun Communities - REIT (b)	2,248	71
Sunstone Hotel Investors - REIT (b)	5,961	169
Superior Bancorp (a)	1,844	21
Susquehanna Bancshares	5,324	134
SVB Financial (a) (b)	4,019	187
SWS Group	2,524	64
SY Bancorp	1,442	40
Tanger Factory Outlet Centers - REIT (b)	3,826	155
Taylor Capital Group	598	23
Technology Investment Capital	1,700	28
Tejon Ranch (a)	1,165	63
Texas Capital Bancshares (a)	2,672	52
Texas United Bancshares	655	23
Thomas Weisel Partners Group (a)	757	15
TierOne	2,393	72
Tompkins Trustco	949	42
Tower Group	2,213	74
Tradestation Group (a)	2,862	37
Triad Guaranty (a)	1,014	52
TriCo Bancshares	1,732	47
TrustCo Bank Corporation of New York (b)	8,588	90
Trustmark	5,397	159
Trustreet Properties - REIT	7,656	130
UCBH Holdings (b)	10,442	196
UMB Financial	2,590	95
Umpqua Holdings (b)	5,975	170
Union Bankshares	1,678	49
United Bankshares	3,959	145
United Community Banks	3,606	118
United Community Financial	3,451	43
United Fire & Casualty	1,942	66
United PanAm Financial (a)	853	12
United Security Bancshares (b)	827	18
Universal American Financial (a)	4,221	80
Universal Health Realty Income Trust - REIT	1,559	63
Univest Corporation of Pennsylvania	1,461	41
Urstadt Biddle Properties, Class A - REIT	2,900	56
USB Holding	1,428	33
USB Holding, Fractional Shares (a) (c)	0.10	-
USI Holdings (a)	4,918	81
U-Store-It Trust - REIT (b)	4,587	101
Vineyard National Bancorp	1,085	27
Virginia Commerce Bancorp (a) (b)	1,981	43
Virginia Financial Group	1,227	33
W Holding Company (b)	11,602	61
Waddell & Reed Financial, Class A	9,009	231
Washington Real Estate Investment Trust - REIT (b)	5,023	215
Washington Trust Bancorp	1,602	44
WesBanco	2,592	82
West Bancorp (b)	2,097	37
West Coast Bancorp - Oregon	1,883	63
Westamerica Bancorporation (b)	3,349	167
Western Alliance Bancorp (a)	1,008	34
Westfield Financial	1,611	18
Willow Grove Bancorp	933	13
Wilshire Bancorp (b)	2,143	39
Winston Hotels - REIT	3,561	50
Winthrop Realty Trust - REIT	4,295	29
Wintrust Financial	2,752	126
World Acceptance (a)	1,954	86
WSFS Financial	677	47
Yardville National Bancorp	1,077	41
Zenith National Insurance (b)	4,118	188
		31,772
Healthcare - 11.5%
Abaxis (a) (b)	2,362	51
ABIOMED (a)	2,315	34
ACADIA Pharmaceuticals (a)	2,699	19
Adams Respiratory Therapeutics (a)	3,214	144
Adeza Biomedical (a)	1,677	26
Adolor (a) (b)	4,868	34
Advanced Magnetics (a)	1,021	62
ADVENTRX Pharmaceuticals (a)	7,414	18
Affymetrix (a)	7,188	179
Air Methods (a)	1,157	31
Akorn (a)	4,964	30
Albany Molecular Research (a)	2,711	28
Alexion Pharmaceuticals (a) (b)	3,503	146
Align Technology (a) (b)	5,942	98
Alkermes (a) (b)	10,309	154
Alliance Imaging (a)	1,950	14
Allscripts Healthcare Solutions (a) (b)	4,692	144
Alnylam Pharmaceuticals (a) (b)	3,566	76
Alpharma, Class A	4,523	125
Altus Pharmaceuticals (a)	612	11
AMEDISYS (a) (b)	2,642	85
American Medical Systems (a) (b)	7,438	148
AMERIGROUP (a) (b)	5,517	200
AMN Healthcare Services (a)	3,622	94
Amsurg, Class A (a)	3,173	70
Anadys Pharmaceuticals (a)	3,174	15
Analogic	1,475	87
AngioDynamics (a) (b)	1,364	36
Applera (a)	7,885	125
Apria Healthcare Group (a)	4,518	125
Arena Pharmaceuticals (a) (b)	5,894	75
Ariad Pharmaceuticals (a)	6,990	36
Array Biopharma (a)	4,005	55
Arrow International	2,112	71
ArthroCare (a) (b)	2,857	105
Aspect Medical Systems (a)	1,867	31
AtheroGenics (a) (b)	4,501	53
Auxilium Pharmaceuticals (a)	2,417	33
AVANIR Pharmaceuticals (a) (b)	3,688	9
AVI BioPharma (a) (b)	5,601	17
Bentley Pharmaceuticals (a)	2,236	20
BioCryst Pharmaceuticals (a)	2,561	26
Bioenvision (a) (b)	4,622	23
BioMarin Pharmaceutical (a) (b)	9,517	180
Bio-Rad Laboratories, Class A (a)	2,007	173
Bio-Reference Labs (a)	1,278	29
Biosite (a) (b)	1,733	93
Bradley Pharmaceuticals (a)	1,622	33
Bruker BioSciences (a)	3,749	28
Cadence Pharmaceuticals (a)	291	4
Candela (a) (b)	2,700	31
Capital Senior Living (a)	2,424	26
Caraco Pharmaceutical Laboratories (a)	1,406	19
Cell Genesys (a)	5,182	17
Centene (a) (b)	4,773	119
Cepheid (a)	6,083	50
Cerus (a)	3,095	18
Chemed	2,787	102
Coley Pharmaceutical Group (a) (b)	1,998	20
CombinatoRx (a)	2,714	23
Computer Programs & Systems	897	28
Conceptus (a)	2,540	59
CONMED (a)	2,993	72
Conor Medsystems (a) (b)	3,017	100
Corvel (a)	843	40
Cross Country Healthcare (a)	3,468	78
Cubist Pharmaceuticals (a)	6,075	112
CV Therapeutics (a)	6,132	83
Cyberonics (a) (b)	2,295	48
Cypress Bioscience (a)	3,620	30
Cytokinetics (a)	2,860	23
Datascope	1,397	52
deCODE Genetics (a) (b)	6,753	25
Dendreon (a) (b)	7,387	32
Dendrite International (a)	3,973	43
DepoMed (a)	3,013	11
Dexcom (a) (b)	1,876	17
Digene (a)	1,861	96
Diversa (a) (b)	2,882	29
DJ Orthopedics (a) (b)	2,426	100
Durect (a) (b)	6,189	27
Eclipsys (a)	5,041	99
Emageon (a)	2,335	28
Emeritus (a)	551	15
Emisphere Technologies (a) (b)	2,655	14
Encysive Pharmaceuticals (a) (b)	6,307	21
Enzo Biochem (a)	2,916	43
Enzon (a) (b)	4,663	42
eResearch Technology (a)	6,033	42
ev3 (a) (b)	1,433	26
Exelixis (a)	9,474	93
Five Star Quality Care (a) (b)	3,519	43
FoxHollow Technologies (a)	2,213	45
Genesis HealthCare (a)	2,085	128
Genitope (a) (b)	2,806	11
Genomic Health (a) (b)	1,387	32
Genta (a)	14,904	7
Gentiva Health Services (a)	2,859	57
Geron (a) (b)	7,328	60
Greatbatch (a)	2,324	68
GTx (a)	1,380	26
Haemonetics (a)	2,955	143
Hana Biosciences (a)	3,201	17
HealthExtras (a)	3,028	77
HealthSpring (a)	2,094	41
HealthTronics (a)	3,862	25
Healthways (a) (b)	3,677	167
Hi-Tech Pharmaceutical (a)	942	10
Hologic (a)	5,714	317
Horizon Health (a) (b)	1,247	25
Human Genome Sciences (a) (b)	14,003	165
Hythiam (a) (b)	2,921	25
ICU Medical (a) (b)	1,610	64
Idenix Pharmaceuticals (a) (b)	2,752	25
I-Flow (a) (b)	2,380	37
Illumina (a) (b)	5,798	237
Immucor (a) (b)	7,226	228
Incyte (a)	8,912	66
Indevus Pharmaceuticals (a)	5,309	34
Integra LifeSciences (a)	2,028	87
InterMune (a) (b)	2,854	100
IntraLase (a)	2,390	59
Invacare	3,306	71
inVentiv Health (a)	3,028	106
Inverness Medical Innovations (a)	3,113	128
IRIS International (a)	2,049	24
Isis Pharmaceuticals (a)	7,747	81
Kendle International (a)	1,368	53
Kensey Nash (a)	1,158	37
Keryx Biopharmaceuticals (a) (b)	4,807	55
Kindred Healthcare (a)	3,154	91
K-V Pharmaceutical, Class A (a)	4,098	103
Kyphon (a) (b)	4,712	220
LCA-Vision (b)	2,304	89
Lexicon Genetics (a)	7,590	29
LHC Group (a)	1,023	27
LifeCell (a) (b)	3,570	85
Luminex (a) (b)	3,565	45
Magellan Health Services (a)	4,049	165
MannKind (a) (b)	2,856	47
Martek Biosciences (a) (b)	3,585	84
Matria Healthcare (a)	2,329	64
Matthews International, Class A (b)	3,364	136
Maxygen (a)	3,050	35
Medarex (a) (b)	13,018	175
MedCath (a)	923	26
Medical Action Industries (a)	1,024	32
Medicines (a)	5,339	164
Medicis Pharmaceutical, Class A (b)	5,800	220
Mentor (b)	3,870	197
Merge Technologies (a)	2,040	11
Meridian Bioscience	2,107	62
Merit Medical Systems (a)	3,179	50
Metabasis Therapeutics (a)	2,291	15
MGI Pharma (a)	8,322	160
Mine Safety Appliances	3,293	126
Molecular Devices (a)	1,931	68
Molina Healthcare (a)	1,373	42
Momenta Pharmaceuticals (a) (b)	2,411	47
Monogram Biosciences (a)	14,463	25
MWI Veterinary Supply (a)	388	13
Myriad Genetics (a) (b)	4,081	146
NABI Biopharmaceuticals (a)	6,393	37
Nastech Pharmaceutical (a) (b)	2,460	32
National Healthcare	688	38
Natus Medical (a)	2,075	32
Nektar Therapeutics (a) (b)	9,663	123
Neurocrine Biosciences (a)	4,182	58
NeuroMetrix (a) (b)	1,390	19
New River Pharmaceuticals (a) (b)	1,768	99
Nighthawk Radiology Holdings (a) (b)	701	18
Northfield Laboratories (a) (b)	2,803	11
Northstar Neuroscience (a)	1,202	16
Novavax (a)	6,848	28
Noven Pharmaceuticals (a)	2,523	69
NPS Pharmaceuticals (a)	4,762	19
NuVasive (a)	3,692	89
Nuvelo (a) (b)	5,695	20
NxStage Medical (a)	1,349	12
Odyssey Healthcare (a)	3,683	46
Omnicell (a)	3,029	63
Onyx Pharmaceuticals (a)	4,569	54
Option Care	2,588	34
OraSure Technologies (a)	5,101	42
OSI Pharmaceuticals (a)	6,063	206
Osiris Therapeutics (a) (b)	387	9
Owens & Minor	4,265	143
Pain Therapeutics (a) (b)	3,557	32
Palomar Medical Technologies (a) (b)	1,855	92
Panacos Pharmaceuticals (a)	5,614	22
Par Pharmaceutical Companies (a)	3,903	103
PAREXEL International (a)	2,979	98
Penwest Pharmaceuticals (a) (b)	2,696	38
Peregrine Pharmaceuticals (a) (b)	19,547	23
Perrigo (b)	8,276	143
PharmaNet Development Group (a) (b)	2,115	42
Pharmion (a) (b)	2,574	82
PolyMedica (b)	2,410	97
POZEN (a)	2,726	46
PRA International (a)	1,568	38
Progenics Pharmaceutical (a)	2,484	74
PSS World Medical (a)	7,377	148
Psychiatric Solutions (a) (b)	5,639	220
Quidel (a)	3,351	46
Radiation Therapy Services (a)	1,370	41
Regeneron Pharmaceutical (a) (b)	5,349	106
RehabCare Group (a)	1,672	25
Renovis (a)	2,630	9
Res-Care (a)	2,416	42
Rigel Pharmaceuticals (a)	2,453	28
Salix Pharmaceuticals (a)	5,188	74
Sangamo BioSciences (a)	2,917	22
Santarus (a) (b)	5,126	36
Savient Pharmaceuticals (a) (b)	5,551	83
Sciele Pharma (a) (b)	3,153	75
Senomyx (a) (b)	3,324	49
Sirona Dental Systems	1,864	80
Somaxon Pharmaceuticals (a)	407	5
SonoSite (a)	1,814	59
Spectranetics (a)	3,410	36
Stereotaxis (a)	2,611	27
STERIS	6,504	168
Stewart Enterprises, Class A	9,981	71
Sun Healthcare Group (a)	2,935	36
Sunrise Senior Living (a) (b)	4,605	165
SuperGen (a)	5,269	27
SurModics (a) (b)	1,724	62
Symbion (a) (b)	1,592	30
Symmetry Medical (a)	3,889	54
Tanox (a)	2,592	50
Telik (a) (b)	5,567	37
Thoratec (a)	5,478	99
Trimeris (a) (b)	1,884	25
TriZetto Group (a)	4,771	99
Trubion Pharmaceuticals (a) (b)	510	11
United Surgical Partners (a) (b)	4,732	144
United Therapeutics (a) (b)	2,489	133
Valeant Pharmaceuticals International (b)	9,911	175
Varian (a)	3,406	182
Ventana Medical Systems (a)	3,072	129
Viasys Healthcare (a)	3,559	105
ViroPharma (a)	7,308	124
Visicu (a)	769	8
VistaCare, Class A (a)	1,373	13
Vital Images (a) (b)	1,437	48
Vital Signs	628	33
Volcano (a)	431	8
West Pharmaceutical Services	3,549	172
Wright Medical Group (a)	3,469	76
XenoPort (a)	2,131	51
Young Innovations	570	18
Zoll Medical (a)	1,026	64
ZymoGenetics (a) (b)	4,182	67
		17,178
Industrials - 14.5%
3D Systems (a) (b)	1,521	28
A.O. Smith	2,007	77
AAON	1,050	29
AAR (a) (b)	3,793	113
ABM Industries	4,506	116
ABX Air (a)	6,738	46
ACCO Brands (a)	4,635	112
Accuride (a)	2,524	28
Actuant, Class A	3,054	152
Acuity Brands (b)	4,784	278
Administaff	2,546	104
Advisory Board (a) (b)	2,191	123
AirTran Holdings (a) (b)	9,671	107
Alaska Air Group (a) (b)	4,202	180
Albany International, Class A (b)	2,847	97
Amerco (a)	1,093	92
American Commercial Lines (a) (b)	3,271	230
American Ecology	1,737	34
American Railcar Industries	1,007	30
American Reprographics (a)	2,911	91
American Science & Engineering (a)	1,029	56
American Superconductor (a) (b)	3,788	38
American Woodmark (b)	1,292	58
Ameron International	931	75
Ampco-Pittsburgh	801	24
Amrep (b)	187	19
Apogee Enterprises	3,317	63
Applied Industrial Technology	4,763	117
ARGON ST (a)	1,424	32
Arkansas Best	2,692	103
Asset Acceptance Capital (a) (b)	1,863	29
Astec Industries (a)	1,873	67
ASV (a) (b)	2,329	39
Atlas Air Worldwide Holdings (a)	2,061	99
Badger Meter	1,342	39
Baldor Electric	3,281	116
Barnes Group	3,978	85
Barrett Business Services	777	17
Basin Water (a) (b)	668	4
BE Aerospace (a) (b)	8,251	246
Beacon Roofing Supply (a) (b)	4,881	102
BlueLinx Holdings	854	9
Bowne & Company	3,181	48
Brady, Class A (b)	4,705	176
Briggs & Stratton (b)	5,449	162
Bright Horizons Family Solutions (a) (b)	2,778	109
Bucyrus International (b)	3,361	156
Builders FirstSource (a)	1,244	23
Capstone Turbine (a) (b)	11,455	11
Cascade	1,389	75
Casella Waste Systems (a)	2,313	29
CBIZ (a)	5,834	39
CDI	990	26
Celadon Group (a)	2,187	37
Central Parking	1,066	21
Cenveo (a)	6,012	141
Ceradyne (a) (b)	2,900	157
Chart Industries (a)	914	15
China BAK Battery (a)	3,019	17
Circor International	1,866	67
CLARCOR	5,177	179
Clean Harbors (a)	1,671	90
Coinstar (a)	2,882	87
Color Kinetics (a)	1,483	30
Columbus Mckinnon (a)	2,040	47
Comfort Systems USA	4,501	55
Commercial Vehicle Group (a)	2,349	47
COMSYS IT Partners (a)	1,706	37
Consolidated Graphics (a)	1,352	84
Cornell (a)	738	14
CoStar Group (a)	1,788	85
CRA International (a)	1,380	74
Cubic	1,520	32
Curtiss-Wright (b)	4,545	174
Deluxe	5,720	171
Diamond Management & Technology Consultation	3,167	40
Dollar Thrifty Automotive (a)	2,626	124
Dycom Industries (a) (b)	4,296	97
Dynamex (a)	1,487	36
Dynamic Materials	1,314	39
DynCorp International (a)	2,790	44
EDO (b)	1,785	41
Educate (a)	2,337	18
EGL (a) (b)	3,352	128
Electro Rent (a)	2,142	34
ElkCorp	2,182	95
EMCOR Group (a)	3,351	192
Encore Wire (b)	2,593	62
Energy Conversion Devices (a) (b)	4,160	143
EnerSys (a)	4,842	79
ENGlobal (a) (b)	1,797	12
Ennis Business Forms	2,902	73
EnPro Industries (a)	2,247	74
ESCO Technologies (a)	2,748	131
Esterline Technologies (a)	2,598	104
Evergreen Solar (a) (b)	7,449	62
Exponent (a)	1,806	34
ExpressJet Holdings (a)	5,151	40
Federal Signal (b)	4,569	75
First Advantage (a)	413	9
First Consulting Group (a)	2,403	31
First Solar (a)	1,604	52
Flanders (a)	1,630	14
Florida East Coast Industries	3,629	220
Forward Air (b)	3,354	105
Franklin Electric (b)	2,382	120
FreightCar America	1,402	81
Frontier Airlines Holdings (a) (b)	3,856	29
FTD Group (a)	1,752	32
FTI Consulting (a) (b)	4,259	117
FuelCell Energy (a) (b)	5,500	36
G&K Services, Class A (b)	2,239	83
Gehl Company (a)	776	21
GenCorp (a) (b)	6,139	92
General Cable (a) (b)	5,424	234
Genesee & Wyoming, Class A (a)	3,852	109
Genlyte Group (a)	2,732	207
Geo Group (a)	1,912	84
Geo Group, Fractional Shares (a) (c)	0.50	-
GEVITY HR	2,794	62
Global Cash Access Holdings (a) (b)	3,712	59
Goodman Global (a)	2,627	47
Gorman-Rupp	1,365	55
Granite Construction	3,691	198
Greenbrier Companies (b)	1,443	42
Griffon (a)	3,171	82
H & E Equipment Services (a)	1,277	30
Healthcare Services Group	2,825	82
Heartland Express	6,450	109
HEICO (b)	2,193	80
Heidrick & Struggles International (a)	1,954	85
Herley Industries (a)	1,382	23
Herman Miller (b)	6,930	261
Hexcel (a) (b)	9,944	191
Horizon Lines, Class A	1,255	37
Houston Wire & Cable (a) (b)	584	14
Hub Group (a) (b)	4,263	127
Hudson Highland Group (a)	2,867	45
Huron Consulting Group (a)	1,940	101
ICT Group (a)	755	22
IHS, Class A (a)	2,481	94
II-VI (a)	2,503	75
IKON Office Solutions (b)	11,446	171
Infrasource Services (a)	2,582	55
InnerWorkings (a) (b)	570	7
Innovative Solutions & Support (a)	1,587	30
Insituform Technologies, Class A (a)	2,896	81
Insteel Industries	1,554	26
Integrated Electrical Services (a)	1,709	40
Interline Brands (a)	3,023	69
Interpool	1,009	25
Ionatron (a) (b)	2,993	15
Jackson Hewitt Tax Service	3,758	137
Jacuzzi Brands (a)	8,753	109
JetBlue Airways (a) (b)	18,508	253
John H. Harland	2,860	144
K&F Industries Holdings (a)	2,090	49
Kadant (a)	1,659	45
Kaman	2,641	60
Kaydon (b)	3,005	130
Kelly Services, Class A	2,084	65
Kenexa (a)	1,747	64
Kforce (a)	3,099	44
Knight Transportation (b)	6,099	115
Knoll (b)	3,154	69
Korn/Ferry International (a)	4,430	106
Labor Ready (a)	6,076	114
Ladish (a)	1,563	64
Lawson Products	473	21
Layne Christensen (a)	1,186	42
LB Foster (a)	1,138	28
LECG (a)	2,206	32
Lindsay Manufacturing	1,228	39
LSI Industries	2,259	43
Marten Transport (a)	1,772	27
MasTec (a)	4,054	46
McGrath Rentcorp	2,460	75
Medis Technologies (a) (b)	2,292	30
Mercury Computer Systems (a)	2,506	32
Mesa Air Group (a)	3,792	28
Middleby (a)	744	83
Miller Industries (a)	1,065	24
Mobile Mini (a)	3,930	104
Moog, Class A (a)	4,026	157
MTC Technologies (a)	1,081	25
Mueller Industries (b)	3,765	123
Mueller Water Products, Class A	2,093	29
Mueller Water Products, Class B (a)	9,466	129
NACCO Industries, Class A	561	81
Navigant Consulting (a) (b)	4,530	94
Navistar International (a) (b)	6,560	290
NCI Building Systems (a) (b)	2,179	124
Nordson	3,136	162
NuCo2 (a) (b)	1,249	27
Old Dominion Freight Lines (a)	3,216	89
On Assignment (a)	2,909	38
Orbital Sciences (a)	6,341	108
Pacer International	4,171	130
Patriot Transportation Holdings (a)	73	6
PeopleSupport (a)	2,063	49
Perini (a)	2,060	62
PGT (a)	682	8
PHH (a)	5,676	166
Pico Holdings (a)	1,022	44
Pike Electric (a)	1,342	22
Plug Power (a) (b)	8,063	29
Portfolio Recovery Associates (a) (b)	1,722	75
Powell Industries (a)	804	26
Power-One (a)	7,454	55
Pre-Paid Legal Services (a) (b)	1,224	48
PW Eagle (b)	1,172	39
Quality Distribution (a)	866	9
RailAmerica (a)	4,142	67
Raven Industries	1,843	52
RBC Bearings (a)	2,280	70
Regal-Beloit (b)	3,276	165
Republic Airways Holdings (a)	3,624	69
Resources Connection (a)	5,129	161
Robbins & Myers (b)	1,478	64
Rollins	3,431	75
Rush Enterprises (a)	2,599	48
Saia (a)	1,562	42
SAIC (a)	8,098	150
Schawk	1,724	31
School Specialty (a) (b)	2,133	83
Sequa, Class A (a)	749	94
SI International (a)	1,162	34
Simpson Manufacturing (b)	3,943	129
SIRVA (a)	5,528	17
SkyWest (b)	6,655	181
Sotheby's Holdings, Class A	6,740	250
Spherion (a)	6,126	50
Standard Parking (a)	569	22
Standard Register	1,757	22
Standex International	1,317	38
Star Maritime Acquisition (a)	2,104	21
Sterling Construction (a)	968	20
Strayer Education (b)	1,528	174
Synagro Technologies	4,828	28
TAL International Group	1,442	38
Taleo (a)	1,517	21
Team (a)	708	24
Tecumseh Products, Class A (a) (b)	1,864	33
Teledyne Technologies (a)	3,648	139
Teletech Holdings (a)	3,479	94
Tennant	1,588	49
Tetra Tech (a)	6,187	111
The Lamson & Sessions Company (a) (b)	1,548	40
The Provident Service (a) (b)	1,094	24
Titan International (b)	1,764	41
TransDigm Group (a)	929	30
Tredegar	3,272	75
Trex (a)	1,316	35
Triumph Group	1,695	95
TurboChef Technologies (a)	1,440	21
U.S. Xpress Enterprises (a) (b)	851	16
UAP Holding (b)	5,676	142
United Industrial	1,004	51
United Stationers (a)	3,377	172
Universal Forest Products (b)	1,818	89
Universal Technical Institute (a) (b)	2,387	56
Universal Truckload Services (a)	404	10
USA Truck (a)	690	11
Valmont Industries	1,964	109
Vertrue (a)	760	35
Viad (b)	2,374	100
Vicor	2,293	24
Volt Information Sciences (a)	1,511	53
Wabash National	3,508	56
Washington Group International (a)	2,949	168
Waste Connections (a)	4,397	192
Waste Industries USA	830	25
Waste Services (a)	2,952	33
Watsco (b)	2,952	151
Watson Wyatt & Company Holdings	4,347	193
Watts Water Technologies, Class A (b)	2,988	131
Werner Enterprises	5,837	111
Westinghouse Air Brake Technologies (b)	5,059	162
Williams Scotsman International (a) (b)	3,318	67
Woodward Governor (b)	3,369	141
		21,703
Information Technology - 17.6%
24/7 Real Media (a)	5,402	55
3Com (a)	41,702	163
Acacia Research - Acacia Technology (a)	3,105	42
Access Integrated Technology, Class A (a) (b)	1,498	14
Acme Packet (a)	988	16
Actel (a)	2,754	49
Actuate (a)	6,284	33
Adaptec (a) (b)	12,734	46
ADTRAN (b)	6,923	153
Advanced Analogic Technologies (a)	3,363	19
Advanced Energy Industries (a)	3,371	58
Advent Software (a) (b)	2,130	76
Aeroflex (a)	8,011	96
Agile Software (a)	6,246	39
Agilysys	3,472	66
Altiris (a)	2,590	85
AMIS Holdings (a)	4,715	49
Amkor Technology (a)	10,899	115
ANADIGICS (a) (b)	5,261	47
Anaren (a)	2,069	34
Andrew (a) (b)	16,889	179
Anixter International (a) (b)	3,519	194
Ansoft (a)	1,628	45
ANSYS (a) (b)	3,511	175
Applied Micro Circuits (a)	31,478	108
aQuantive (a) (b)	8,112	217
Ariba (a)	7,854	73
Arris Group (a) (b)	11,392	162
Art Technology Group (a)	12,423	32
Aspen Technology (a)	5,407	55
Asyst Technologies (a)	5,162	34
Atheros Communications (a)	5,755	137
ATMI (a)	3,849	129
Audiovox (a)	1,839	28
Avanex (a) (b)	18,330	39
Avid Technology (a) (b)	4,501	167
Avocent (a)	5,161	178
Axcelis Technologies (a)	11,435	74
Bankrate (a) (b)	1,128	45
BearingPoint (a) (b)	19,841	159
Bel Fuse	1,135	37
Belden CDT (b)	4,532	196
Benchmark Electronics (a) (b)	6,848	155
BISYS Group (a)	12,750	163
Black Box	1,922	79
Blackbaud	4,690	112
Blackboard (a) (b)	3,091	90
Blue Coat Systems (a) (b)	1,613	40
Bookham (a) (b)	6,464	19
Borland Software (a)	8,288	45
Bottomline Technologies (a)	1,735	23
Brightpoint (a)	5,648	62
Brocade Communications Systems (a)	41,411	355
Brooks Automation (a)	7,952	111
Cabot Microelectronics (a) (b)	2,668	81
CACI International (a)	3,224	152
CAlAmp (a)	2,592	21
Carrier Access (a)	2,318	13
Cass Information Systems	648	24
C-COR.net (a)	5,114	70
Checkpoint Systems (a)	4,319	81
Chordiant Software (a)	8,839	28
CIBER (a)	6,071	42
Cirrus Logic (a)	9,318	69
CMGI (a)	49,231	63
CNET Networks (a)	15,972	146
Cogent (a) (b)	4,822	51
Cognex	4,728	103
Coherent (a) (b)	3,138	96
Cohu	2,470	49
CommScope (a) (b)	6,202	200
Commvault Systems (a)	961	17
Comtech Group (a) (b)	1,630	27
Comtech Telecommunications (a) (b)	2,574	93
Concur Technologies (a) (b)	3,439	52
Conexant Systems (a)	51,208	95
Convera (a) (b)	3,134	11
Covansys (a)	3,276	74
CPI International (a)	788	12
Credence Systems (a)	10,658	52
CSG Systems International (a)	5,083	127
CTS	3,824	59
CyberSource (a)	3,056	39
Cymer (a) (b)	3,956	167
Daktronics (b)	4,132	143
DealerTrack Holdings (a)	1,188	33
Digi International (a)	2,878	36
Digital Insight (a) (b)	3,455	134
Digital River (a) (b)	4,210	215
Diodes (a) (b)	1,990	73
Dionex (a)	2,130	127
Ditech Networks (a)	3,820	27
Divx (a)	769	16
DSP Group (a)	3,277	69
DTS (a)	2,062	51
Eagle Test Systems (a)	336	5
EarthLink (a)	12,275	90
Echelon (a) (b)	3,370	25
eCollege.com (a)	2,018	33
eFunds (a)	5,170	138
Electro Scientific Industries (a)	3,024	63
Electronics for Imaging (a) (b)	6,154	142
EMCORE (a) (b)	4,426	18
Emulex (a)	8,986	160
Entegris (a) (b)	14,207	152
Epicor Software (a)	6,334	88
EPIQ Systems (a) (b)	1,555	28
Equinix (a) (b)	3,048	256
Euronet Worldwide (a) (b)	3,911	113
Exar (a)	2,495	33
Excel Technologies (a)	1,336	37
Extreme Networks (a)	12,699	53
FalconStor Software (a)	4,127	38
FEI (a)	2,538	64
Finisar (a) (b)	24,947	81
Flir Systems (a) (b)	6,982	216
FormFactor (a) (b)	4,877	198
Forrester Research (a)	1,711	48
Foundry Networks (a)	15,523	225
Gartner, Class A (a) (b)	6,057	132
Gateway (a) (b)	29,447	60
Genesis Microchip (a)	3,780	30
Gerber Scientific (a)	2,517	31
Global Imaging Systems (a)	5,076	98
Harmonic (a) (b)	7,902	72
Harris Stratex Networks, Class A (a)	2,679	59
Heartland Payment Systems	1,215	32
Hittite Microwave (a) (b)	1,207	42
HouseValues (a) (b)	1,602	8
Hutchinson Technology (a)	2,884	64
Hypercom (a)	6,255	38
Hyperion Solutions (a)	6,248	264
i2 Technologies (a) (b)	1,579	36
ID Systems (a) (b)	1,235	19
iGATE (a)	2,412	16
Ikanos Communications (a)	1,876	15
Imation (b)	3,396	148
Infocrossing (a) (b)	2,376	39
Informatica (a)	9,179	115
InfoSpace (a)	3,324	77
infoUSA	3,732	45
Integral Systems	1,244	30
InterDigital Communications (a)	5,511	191
Intermec (a)	5,366	129
InterNAP Network Services (a)	3,409	62
Internet Capital Group (a)	4,174	46
Inter-Tel	2,244	51
InterVoice (a)	4,519	30
Interwoven (a)	4,549	71
Intevac (a)	2,325	51
iPass (a)	6,335	33
Itron (a) (b)	2,702	156
Ixia (a) (b)	4,780	45
IXYS (a)	2,845	26
J2 Global Communications (a) (b)	5,416	143
Jack Henry & Associates	8,281	177
JDA Software (a)	3,319	53
Jupitermedia (a) (b)	2,416	18
Kanbay International (a)	3,542	103
Keane (a) (b)	4,603	56
KEMET (a)	9,245	70
Komag (a) (b)	3,292	112
Kopin (a)	7,592	29
Kronos (a) (b)	3,415	130
Kulicke & Soffa (a)	6,417	60
L-1 Identity Solutions (a) (b)	7,286	105
Landauer	989	51
Lattice Semiconductor (a)	12,159	71
Lawson Software (a)	13,254	100
Lightbridge (a)	3,034	49
Lionbridge Technologies (a)	6,655	43
Liquidity Services (a)	865	17
Littelfuse (a) (b)	2,378	75
Lo-Jack (a)	2,010	36
Loral Space & Communications (a)	962	46
LTX (a)	6,575	35
Macrovision (a)	5,509	136
Magma Design Automation (a)	3,721	32
Magna Entertainment (a)	4,903	21
Manhattan Associates (a)	2,926	82
ManTech International (a)	1,845	63
MapInfo (a)	2,559	35
Marchex (a) (b)	2,351	29
Mattson Technology (a)	5,225	46
Maximus	2,187	66
Maxwell Technologies (a) (b)	1,600	20
Measurement Specialties (a)	1,554	33
Mentor Graphics (a) (b)	8,554	159
Methode Electronics, Class A	3,728	41
Micrel (a)	7,327	74
Micros Systems (a) (b)	4,142	233
Microsemi (a)	7,476	136
MicroStrategy (a)	1,014	123
Microtune (a)	5,637	28
Midway Games (a) (b)	3,983	28
Mindspeed Technologies (a) (b)	12,281	24
MIPS Technologies, Class A (a)	5,070	42
MKS Instruments (a)	3,725	81
Mobility Electronics (a)	3,320	13
Monolithic Power Systems (a)	2,207	27
MoSys (a)	2,514	21
MPS Group (a)	10,993	165
MRV Communications (a) (b)	13,933	57
MTS Systems (b)	1,944	83
Multi-Fineline Electronix (a) (b)	901	16
Neoware Systems (a) (b)	2,208	26
Ness Technologies (a)	2,317	31
Net 1 UEPS Technologies (a)	5,353	145
NETGEAR (a) (b)	3,632	94
Netlogic Microsystems (a)	1,776	42
NetRatings (a)	1,418	26
NetScout Systems (a)	2,946	25
Newport (a)	4,206	84
Nextest Systems (a)	671	7
NIC (a)	3,824	20
Novatel Wireless (a)	3,465	39
Nuance Communications (a) (b)	13,378	154
Omniture (a)	1,047	16
OmniVision Technologies (a) (b)	5,671	65
ON Semiconductor (a)	16,219	136
Online Resources (a)	2,498	25
Openwave Systems (a) (b)	10,206	90
Oplink Communications (a)	1,750	33
OPNET Technologies (a)	1,438	19
Opsware (a)	8,779	70
Orbcomm (a)	482	6
OSI Systems (a)	1,717	41
OYO Geospace (a)	439	26
Packeteer (a)	3,699	50
Palm (a) (b)	9,765	135
Parametric Technology (a) (b)	11,869	235
Park Electrochemical (b)	2,147	57
ParkerVision (a) (b)	2,099	22
Paxar (a) (b)	4,187	92
PDF Solutions (a)	2,221	25
Pegasystems	1,729	16
Perficient (a) (b)	1,959	41
Pericom Semiconductor (a) (b)	2,924	29
Perot Systems, Class A (a)	9,345	153
Phase Forward (a)	3,783	51
Photon Dynamics (a)	1,968	22
Photronics (a) (b)	4,599	77
Plantronics (b)	5,010	99
Plexus (a)	4,949	83
PLX Technology (a)	2,787	28
Polycom (a) (b)	9,296	313
Powerwave Technologies (a)	12,466	73
Presstek (a)	3,488	21
Progress Software (a)	4,150	118
QAD	1,550	13
Quality Systems (b)	1,804	77
Quantum (a)	20,931	52
Quest Software (a) (b)	7,446	111
Rackable Systems (a) (b)	3,086	59
Radiant Systems (a)	2,732	31
RadiSys (a)	2,383	40
Radyne Comstream (a)	2,005	21
RAE Systems (a)	4,296	16
RealNetworks (a)	11,392	122
Renaissance Learning	1,050	16
RF Micro Devices (a) (b)	20,390	157
RightNow Technologies (a) (b)	1,674	24
Rofin-Sinar Technologies (a)	1,783	117
Rogers (a)	1,960	101
Rudolph Technologies (a)	2,605	41
S1 (a)	6,815	39
Safeguard Scientifics (a)	13,397	35
SAFENET (a) (b)	2,807	70
Sapient (a) (b)	8,685	55
SAVVIS (a)	3,442	154
ScanSource (a)	2,892	85
Secure Computing (a) (b)	5,581	37
Semitool (a)	1,957	22
Semtech (a) (b)	7,967	109
Sigma Designs (a) (b)	2,537	61
Silicon Image (a)	8,682	105
Silicon Storage Technology (a)	9,639	48
Sirenza Microdevices (a)	2,769	19
SiRF Technology Holdings (a) (b)	5,470	161
Skyworks Solutions (a)	17,090	112
Smith Micro Software (a)	2,240	31
Sohu.com (a)	2,963	80
Sonic Solutions (a)	2,852	52
SonicWALL (a)	6,382	54
Sonus Networks (a) (b)	26,904	195
SPSS (a)	2,143	66
SRA International, Class A (a) (b)	3,902	99
Staktek Holdings (a)	1,330	6
Standard Microsystems (a)	2,458	69
StarTek	1,262	13
Stratasys (a) (b)	1,079	35
SunPower (a) (b)	1,142	51
Superior Essex (a)	2,026	65
Supertex (a) (b)	1,241	46
Sybase (a) (b)	9,493	246
Sycamore Networks (a)	19,916	74
Sykes Enterprises (a)	2,939	43
Symmetricom (a)	5,264	45
Synaptics (a)	2,627	71
SYNNEX (a)	992	19
Syntel	894	29
Take-Two Interactive Software (a) (b)	7,621	132
TALX	3,256	104
TASER International (a) (b)	6,974	54
Technitrol	4,321	95
Tekelec (a)	6,155	95
Terremark Worldwide (a)	3,819	30
Tessera Technologies (a) (b)	4,918	188
The Knot (a)	1,833	55
ThermoGenesis (a)	6,003	24
TheStreet.com	2,047	20
THQ (a)	6,801	206
TIBCO Software (a)	22,429	208
TNS (a)	2,686	46
Transaction Systems Architects (a)	3,984	144
Transmeta (a)	21,803	20
TranSwitch (a) (b)	14,205	19
Travelzoo (a)	305	9
Trident Microsystems (a) (b)	6,187	129
TriQuint Semiconductor (a)	14,882	70
TTM Technologies (a)	4,709	50
Tyler Technologies (a)	4,326	60
Ulticom (a)	1,577	13
Ultimate Software Group (a)	2,445	60
Ultratech (a)	2,814	34
United Online (b)	6,008	84
Universal Display (a)	2,800	38
UTStarcom (a) (b)	12,762	113
VA Software (a)	6,954	36
ValueClick (a)	10,215	261
Varian Semiconductor Equipment Associates (a)	6,098	251
Vasco Data Security International (a)	3,006	44
Veeco Instruments (a)	3,148	60
Verint Systems (a)	1,542	51
ViaSat (a)	2,464	81
Vignette (a)	3,171	57
Virage Logic (a)	1,892	15
Volterra Semiconductor (a) (b)	2,087	28
WebEx Communications (a) (b)	4,457	165
webMethods (a)	5,789	44
Websense (a) (b)	4,762	103
WebSideStory (a) (b)	1,950	28
Wind River Systems (a)	8,093	80
Witness Systems (a)	3,735	85
Wright Express (a)	4,294	133
X-Rite	2,618	29
Zhone Technologies (a)	10,687	13
Zoran (a)	5,222	73
Zygo (a)	2,013	31
		26,395
Materials - 4.9%
A. Schulman	2,557	53
A.M. Castle & Company	1,062	27
AEP Industries (a)	798	37
AK Steel Holding (a) (b)	11,722	247
Alpha Natural Resources (a)	5,683	77
AMCOL International	2,466	74
American Vanguard (b)	2,060	34
AptarGroup (b)	3,584	219
Arch Chemicals	2,552	86
Balchem	1,855	28
Bowater (b)	5,398	148
Brush Engineered Metals (a) (b)	2,068	68
Buckeye Technologies (a)	3,469	42
Calgon Carbon (a) (b)	4,187	26
Cambrex	3,013	66
Caraustar Industries (a)	3,283	26
Century Aluminum (a) (b)	2,463	112
CF Industries Holdings	5,365	164
Chaparral Steel Company	4,906	252
Chesapeake	2,112	37
Cleveland-Cliffs (b)	4,439	243
Coeur D'Alene Mines (a) (b)	29,615	130
Compass Minerals International	3,037	94
Deltic Timber	1,085	58
Ferro	5,005	107
Georgia Gulf	3,893	81
Gibraltar Industries	2,364	58
Glatfelter (b)	4,234	69
GrafTech International (a)	11,088	90
Graphic Packaging (a)	8,775	42
Greif, Class A	1,760	201
H.B. Fuller	6,266	162
Headwaters (a) (b)	4,505	102
Hecla Mining (a) (b)	12,698	91
Hercules (a)	12,833	252
Innospec	1,423	76
Koppers Holdings	1,112	28
Longview Fibre	7,691	161
MacDermid	3,049	106
Mercer International (a)	2,891	35
Metal Management	2,905	119
Minerals Technologies (b)	2,139	124
Myers Industries	3,259	56
Neenah Paper	1,274	43
NewMarket Group	1,835	102
NL Industries	971	10
NN	2,093	27
Olin	7,704	130
Olympic Steel	933	25
OM Group (a)	3,124	153
Omnova Solutions (a)	4,619	28
Pioneer Companies (a)	1,569	47
PolyOne (a)	10,483	77
Quanex	4,023	158
Rock-Tenn, Class A	3,363	110
Rockwood Holdings (a) (b)	3,416	91
Royal Gold (b)	2,110	68
RTI International Metals (a)	2,426	198
Ryerson Tull (b)	2,775	87
Schnitzer Steel Industries, Class A	2,497	96
Schweitzer-Mauduit International	1,810	44
Sensient Technologies	4,938	122
Silgan Holdings	2,543	119
Spartech (b)	3,829	107
Steel Technologies	1,331	25
Stepan	420	13
Stillwater Mining (a) (b)	4,400	57
Symyx Technologies (a)	3,722	72
Terra Industries (a) (b)	10,299	147
Texas Industries (b)	2,588	190
Tronox	4,607	66
US Concrete (a)	3,725	30
USEC (a)	9,174	124
W.R. Grace & Company (a)	7,229	157
Wausau-Mosinee Paper	4,850	69
Wheeling-Pittsburgh (a)	1,000	24
Worthington Industries (b)	7,703	148
Zoltek Companies (a) (b)	1,816	48
		7,320
Telecommunication Services - 1.4%
@Road (a)	6,864	51
Alaska Communications Systems Group	4,678	76
Atlantic Tele-Network	596	18
Cbeyond (a) (b)	1,835	55
Centennial Communications, Class A (a)	2,710	21
Cincinnati Bell (a)	26,309	128
Cogent Communications Group (a)	2,339	49
Commonwealth Telephone Enterprises	2,281	96
Consolidated Communications Holdings	1,599	35
Covad Communications Group (a)	32,647	44
CT Communications	2,169	53
Dobson Communications, Class A (a)	15,725	152
EMS Technologies (a)	1,690	35
Eschelon Telecom (a)	1,042	24
FairPoint Communications	2,930	59
Fibertower (a) (b)	12,637	66
General Communication, Class A (a)	5,696	88
GlobalStar (a)	1,363	20
Golden Telecom	2,325	120
IDT (a) (b)	4,971	67
InPhonic (a) (b)	2,125	30
Iowa Telecommunication Services	3,338	67
iPCS (a)	1,676	89
North Pittsburgh	1,653	39
NTELOS Holdings (a)	1,680	31
Premiere Global Services (a)	8,216	78
Shenandoah Telecommunications	803	37
SureWest Communications	1,665	47
Syniverse Holdings (a)	2,527	37
Time Warner Telecom, Class A (a) (b)	15,240	355
USA Mobility	2,976	60
Vonage Holdings (a) (b)	3,490	20
Wireless Facilities (a) (b)	7,278	17
		2,164
Utilities - 2.8%
Allete (b)	2,676	129
American States Water	2,006	79
Aquila (a)	39,831	180
Avista (b)	5,536	139
Black Hills (b)	3,542	131
California Water Service (b)	2,037	81
Cascade Natural Gas	1,062	28
CH Energy Group	1,859	95
CLECO	5,885	150
Duquesne Light Holdings	8,741	175
El Paso Electric (a)	5,546	135
Empire District Electric	3,229	77
EnergySouth	777	30
IDACORP (b)	4,559	168
ITC Holdings	1,592	69
Laclede Group	2,523	82
MGE Energy	2,440	83
New Jersey Resources	3,174	148
NICOR (b)	4,843	220
Northwest Natural Gas (b)	2,541	103
NorthWestern	3,782	136
Ormat Technologies	822	32
Otter Tail (b)	3,139	102
People's Energy (b)	3,958	172
Piedmont Natural Gas (b)	7,347	190
PNM Resources	7,190	219
Portland General Electric	2,996	78
SJW	1,746	70
South Jersey Industries	3,334	110
Southwest Gas (b)	4,191	165
Southwest Water	2,457	32
UIL Holdings	2,705	105
UniSource Energy Holding (b)	3,919	147
Westar Energy (b)	8,997	239
WGL Holdings (b)	4,599	146
		4,245
Total Common Stocks
(Cost $101,446)		144,549

Short-Term Investments - 3.4%
Money Market Fund - 3.1%
First American Prime Obligations Fund, Class Z (d)	4,743,140	4,743

U.S. Treasury Obligation - 0.3%
U.S. Treasury Bill	PAR
4.920%, 03/01/2007 (e)	$400	398
Total Short-Term Investments
(Cost $5,141)		5,141

Investments Purchased with Proceeds from Securities Lending (f) - 35.8%
Mount Vernon Securities Lending Prime Portfolio (d)	SHARES
(Cost $53,648)	53,647,742	53,648

Total Investments - 135.6%
(Cost $160,235)		203,338
Other Assets and Liabilities, Net - (35.6)%		(53,335)
Total Net Assets - 100.0%		$150,003

+
Security valuation for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available securities are valued at fair value as determined in good faith by procedures established by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2007, the fund held fair valued securities disclosed in footnote (c).

(a)	Non-income producing security.
(b)	This security or a portion of this security is out on loan at January 31, 2007. Total loaned securities had a market value of $51,521 at January 31, 2007.
(c)	Security is fair valued and illiquid. As of January 31, 2007, the fair value of these investments was $0 or 0.0% of total net assets.
(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(e)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of January 31, 2007.
(f)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested as noted in the schedule above.

REIT -	Real Estate Investment Trust

Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Purchased	Value	Month	Appreciation

Russell 2000 Index Futures Contracts	12	$4,826	March 2007	$76

Item 2—Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: March 28, 2007

By:
/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: March 28, 2007